                                                      '33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 5, 2007

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]

Post-Effective Amendment No. 89                                             [X]

                                     and or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 90                                                            [X]

                        (Check appropriate box or boxes)

                             NATIONWIDE MUTUAL FUNDS

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

                        Send Copies of Communications to:

ALLAN J. OSTER, ESQ.                     BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD, SUITE 1000              STRADLEY RONON STEVENS & YOUNG, LLP
CONSHOHOCKEN, PENNSYLVANIA 19428         2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)  PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

    [ ] immediately upon filing pursuant to paragraph (b)

    [ ] on [date] pursuant to paragraph (b)

    [ ] 60 days after filing pursuant to paragraph (a)(1)

    [ ] on [date] pursuant to paragraph (a)(1)

    [X] 75 days after filing pursuant to paragraph (a)(2)

    [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

    [ ] This  post-effective  amendment  designated  a new  effective  date for a previously filed post-effective amendment.

Nationwide International Value Fund

Nationwide U.S. Small Cap Value Fund

                                 FundProspectus

                               December __, 2007

As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not
approved  or  disapproved  these  Funds'  shares  or  determined   whether  this
prospectus is complete or accurate. To state otherwise is a crime.

 www.nationwidefunds.com

TABLE OF CONTENTS

     X      Key Terms

     X      Section 1: Fund Summaries and Performance
            Nationwide International Value Fund
            Nationwide U.S. Small Cap Value Fund

     X      Section 2: Fund Details
            Additional  Information about Investments,  Investment Strategies and Risks

     X      Section 3: Fund Management
            Investment Adviser
            Subadvisers
            Portfolio Management

     X      Section 4: Investing with Nationwide Funds
            Choosing a Share Class
            Sales Charges and Fees
            Revenue Sharing
            Contacting Nationwide Funds
            Buying Shares
            Fair Value Pricing
            Customer Identification Information
            Exchanging Shares
            Automatic Withdrawal Program
            Selling Shares
            Excessive or Short-Term Trading
            Exchange and Redemption Fees

     X      Section 5: Distributions and Taxes
            Income and Capital Gains Distributions
            Tax Considerations
            Selling and Exchanging Shares
            Other Tax Jurisdictions
            Tax Status for Retirement Plans and Other Tax-Deferred Accounts
            Backup Withholding

     X      Section 6: Multi-Manager Structure

     X      Section 7: Financial Highlights

This prospectus provides  information about two funds (the "Funds"),  the shares of which are offered by Nationwide Mutual Funds (the "Trust"):

Nationwide International Value Fund
Nationwide U.S. Small Cap Value Fund

These Funds are primarily intended:

o    To help  investors  achieve  growth of  capital  through  a value  style of investing in equity securities.

The following  section  summarizes key  information  about the Funds,  including
information  regarding  their  investment   objectives,   principal  strategies,
principal risks,  performance and fees. As with any mutual fund, there can be no guarantee that either of the Funds will meet its respective investment objective or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective can be changed without shareholder approval.

A Note about Share Classes

Each Fund has four  different  share  classes--Class  A, Class C,  Institutional
Service  Class and  Institutional  Class.  An investment in any share class of a
Fund represents an investment in the same assets of the Fund. However, the fees, sales  charges and expenses for each share class are  different.  The  different share classes  simply let you choose the cost  structure  that is right for you.
The fees and  expenses  for each of the Funds are set forth in  Section  1, Fund
Summaries and Performance.

Each Fund employs a "multi-manager"  structure, which means that Nationwide Fund
Advisors ("NFA" or the "Adviser"),  as each Fund's investment adviser, may hire, replace or terminate  one or more  unaffiliated  subadvisers  for a Fund without shareholder  approval.  NFA  believes  that this  structure  gives it  increased flexibility  to manage the Funds in your best interests and to operate the Funds more efficiently. See Section 6, Multi-Manager Structure for more information.

Key Terms

In an effort to help you better  understand the many concepts involved in making an investment decision, we have defined the following terms:

Book value - a way of determining a company's  value,  based on its assets minus its liabilities, as reflected on its balance sheet.

Common stock - securities representing shares of ownership of a corporation.

Derivative - a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Emerging  market  countries - developing  and low or middle income  countries as identified by the International  Finance Corporation or the World Bank. Emerging
market  countries may be found in regions such as Asia,  Latin America,  Eastern
Europe, the Middle East and Africa.

Equity  securities  -  securities,  including  common  stock,  preferred  stock, securities  convertible  into common stock or securities (or other  investments)
with prices linked to the value of common stocks,  foreign  investment  funds or trusts and  depositary  receipts  that  represent an  ownership  interest in the issuer.

Market capitalization - a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Market capitalization-weighted  approach - an approach to portfolio construction in which the amount of a particular  company's  stock held by a Fund is keyed to that stock's market  capitalization as compared to all of the Fund's other stock holdings.  Market capitalization  weighting is adjusted to consider such factors
as  momentum,  trading  strategies,   liquidity  management  and  other  factors
determined to be appropriate, given market conditions.

Quantitative  techniques --  mathematical  and  statistical  methods used in the investment  process to identify  securities of issuers for possible  purchase or sale by a Fund.

Russell  2000 Value  Index - a segment of the  Russell  2000 Index  composed  of common stocks of U.S. small-cap  companies with lower  price-to-book  ratios and lower  forecasted  growth  values.  The Russell 2000 Index includes the smallest
2,000  companies  in  the  Russell  3000  Index,  which  in  turn  measures  the performance of the largest 3,000 U.S. companies based on market  capitalization.
The Russell 2000 Value Index represents those issuers listed in the Russell 2000
Index with lower  price-to-book  ratios and lower forecasted growth values.  The market  capitalization  of  companies  included in the Russell  2000 Value Index ranged from $27 million to $5.02 billion as of August 31, 2007.

U.S. small-cap companies - companies that have market capitalizations similar to those of companies included in the Russell 2000 Index and which list their stock on the New York Stock  Exchange,  American  Stock  Exchange  or NASDAQ  National
Market  System.  As of August 31,  2007,  market  capitalizations  of  companies included in the Russell 2000 Index ranged from $27 million to $5.02 billion.

Value- a style of  investing  in equity  securities  that the Fund's  management believes are undervalued, which means that their stock prices are less than Fund management  believes  they are worth,  based on such  factors  as  price-to-book ratio,  price-to-earnings ratio and cash flow. Companies issuing such securities may be currently out of favor or experiencing poor operating conditions.

These defined terms are highlighted on the pages that follow.

SECTION 1 NATIONWIDE INTERNATIONAL VALUE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund, under normal  circumstances,  invests at least 80% of the value of its net  assets in a  diversified  portfolio  of equity  securities  of  established companies  located  outside  the United  States.  The Fund  normally  invests in companies  located  in at least  three  countries  outside  the  United  States.
Companies in which the Fund invests are selected from a wide array of industries and are  located in several  developed  and  emerging  market  countries.  These countries may include Canada, Australia, the developed nations in Europe and the
Far East, and emerging market countries worldwide.

In constructing a portfolio of value securities, the subadviser uses fundamental and quantitative techniques to identify companies whose long-term earnings power the  subadviser  believes is not  reflected in the  securities'  current  market prices. The subadviser screens the universe of eligible  securities to determine which companies may be undervalued in the stock market, using earnings estimates and financial models to forecast each company's long-term prospects and expected returns.  Emphasis generally is placed on projected long-term performance rather than on near-term economic events.

Once  the  subadviser  has  identified  a range  of value  stocks  eligible  for investment  by the Fund,  it ranks the issuer of each such stock in order of the highest to lowest  risk-adjusted  expected  return.  In  determining  whether to include  or how  much  of a  stock  to  include  in the  Fund's  portfolio,  the subadviser  considers the construction of the overall portfolio.  The subadviser builds  valuation  and risk models  designed  to ensure that the Fund's  overall portfolio  maintains  an  effective  balance of risk and return.  By  evaluating overall regional, country and currency exposures,  sector concentration,  degree
of  undervaluation  and  other  subtle   similarities  among  investments,   the
subadviser selects those securities that also tend to diversify the Fund's risk.

The Fund generally will sell a security when it no longer meets the subadviser's valuation  criteria.  Sale of a stock that has reached its target may be delayed when earnings expectations or relative return trends are favorable.

The Fund  may  invest  in  depositary  receipts,  instruments  of  supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities" and also may invest in derivatives, such as options, futures, forwards and forward commitments, and swap agreements.
Because of the dramatic impact that international currency fluctuations can have on equity  returns,  the  subadviser  evaluates  currency  and equity  positions separately.  The Fund may invest in currency  futures and  currency  forwards in order to hedge against international currency exposure.

The Adviser has  selected  AllianceBernstein  L.P. as  subadviser  to manage the
Fund's portfolio on a day-to-day basis.

Terms highlighted above are defined on page __.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual  stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign risk - foreign securities may be more volatile, harder to price and less liquid  than  U.S.  securities.  Also,  fluctuation  in the  exchange  rates  of international currencies may negatively impact the Fund's investments.

Emerging  markets risk - a magnification  of the risks that apply to all foreign investments.  These risks are greater for  securities  of  companies in emerging market countries  because the countries may have less stable  governments,  more volatile currencies and less established markets.

Derivatives  risk - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset to which the derivative is linked  changes in  unexpected  ways.

Value  style  risk - over  time,  a value  investing  style may go in and out of favor,  causing the Fund to sometimes  underperform  other equity funds that use different  investing  styles.  Value  stocks  as a group may be out of favor and underperform  the overall  equity  market for a long  period of time,  while the market concentrates on "growth" stocks.

If the value of the Fund's investments goes down, you may lose money.

Performance

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this Prospectus.

Fees and Expenses

This  table  describes  the  fees and  expenses  you may pay if you buy and hold shares of the Fund, depending on the share class you select.

----------------------------- -------------- ------------ -------------- --------------
Shareholder Fees (paid           Class A       Class C    Institutional  Institutional
directly from your               Shares        Shares     Service Class      Class
investment)(1)                                               Shares         Shares
----------------------------- -------------- ------------ -------------- --------------
Maximum Sales Charge (Load)       5.75%(2)     None            None           None
imposed upon purchases (as
a percentage of the
offering price)

----------------------------- -------------- ------------ -------------- --------------
Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a
percentage of offering or         None(3)      1.00%(4)        None           None
sale price, whichever is
less)

----------------------------- -------------- ------------ -------------- --------------
Redemption/Exchange Fee (as
a percentage of amount            2.00%         2.00%          2.00%          2.00%
redeemed or exchanged)(5)

----------------------------- -------------- ------------ -------------- --------------
Annual Fund Operating
Expenses (expenses that are
deducted from Fund assets)

----------------------------- -------------- ------------ -------------- --------------
Management Fees (paid to          0.85%        0.85%           0.85%          0.85%
have the Fund's investments
professionally managed)

----------------------------- -------------- ------------ -------------- --------------
Distribution and/or Service
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution            0.25%        1.00%           None           None
activities, as well as
certain shareholder
servicing costs)

----------------------------- -------------- ------------ -------------- --------------
Other Expenses(6)                 0.40%        0.25%           0.40%          0.25%

----------------------------- -------------- ------------ -------------- --------------
Total Annual Fund Operating       1.50%        2.10%           1.25%          1.10%
Expenses

----------------------------- -------------- ------------ -------------- --------------
Amount of Fee
Waiver/Expense                    0.10%        0.10%           0.10%          0.10%
Reimbursement(7)

----------------------------- -------------- ------------ -------------- --------------
Total Annual Fund Operating
Expenses (After                   1.40%        2.00%           1.15%          1.00%
Waivers/Reimbursements)
----------------------------- -------------- ------------ -------------- --------------

(1) If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.  For more  information,  see Section 4,  Investing with Nationwide Funds:  Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges.

(3) A  contingent  deferred  sales  charge  (CDSC) of up to 1.00%  will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. See Section 4, Investing with Nationwide Funds:  Purchasing
Class A Shares without a Sales Charge.

(4) A CDSC of 1.00% is charged if you sell Class C shares  within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share
Class - Class C Shares.

(5) A  redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage  frequent  trading of Fund shares that can  negatively  affect the
Fund's  performance.  The  fee  does  not  apply  to  shares  purchased  through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with
Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

(6) "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and  Institutional  Service Class shares.
Administrative  services fees for Class A and Institutional Service Class shares are  estimated to be 0.15% and 0.15%,  respectively,  during the current  fiscal year ending October 31, 2008. The full 0.25% in administrative  services fees is not  reflected in "Other  Expenses" at this time for either share class  because the Fund does not  anticipate  selling  Class A or  Institutional  Service Class shares to intermediaries that charge the full amount permitted.

"Other Expenses" are estimated based on the Fund's projected  average net assets for the current fiscal year ending October 31, 2008, since the Fund is new.

(7) The Trust and the Adviser  have  entered  into a written  contract  limiting operating  expenses to 1.00% at least through May 1, 2009 for all share classes.
This limit  excludes  certain  Fund  expenses,  including  any taxes,  interest, brokerage fees, Rule 12b-1 fees,  short-sale  dividend expenses,  administrative services fees, other expenses which are capitalized in accordance with generally accepted  accounting  principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business.  The Trust is authorized to  reimburse  the Adviser for  management  fees  previously  waived  and/or for
expenses   previously   paid  by  the  Adviser,   provided,   however  that  any
reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser  waived the fees or  reimbursed  the  expenses and the reimbursements  do not cause the Fund to exceed the  expense  limitation  in the agreement.  If the maximum amount of administrative  services fees were charged,
"Total Annual Fund  Operating  Expenses  (After  Waivers/Reimbursements)"  could increase to 1.50% for Class A shares and 1.25% for  Institutional  Class  shares before the Adviser would be required to further limit the Fund's expenses.

Example

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only.  Although your actual costs may be higher or lower,  based on these assumptions your costs would be:

                                        1 Year      3 Years
- -------------------------------------------------------------
Class A shares*                         $709       $1,013
- -------------------------------------------------------------
Class C shares                          $303         $648
- -------------------------------------------------------------
Institutional Service Class shares      $117         $387
- -------------------------------------------------------------
Institutional Class shares              $102         $340
- -------------------------------------------------------------
* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                 1 Year     3 Years
------------------------------------------------------
Class C shares                   $203        $648
- ----------------------------------------------------

**   Expenses  paid on the same  investment  in Class A (unless your purchase is subject  to a CDSC for a purchase  of  $1,000,000  or more),  Institutional
     Service Class and Institutional Class shares do not change,  whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 1 NATIONWIDE U.S. SMALL CAP VALUE FUND SUMMARY AND PERFORMANCE

Objective

The Fund seeks long-term capital appreciation.

Principal Strategies

The Fund is  designed  to  capture  the  returns  and  diversification  benefits associated  with  equity  securities  of a broad and  diverse  cross-section  of smaller companies in the United States that the subadviser  believes to be value investments. The following two investment policies apply to the Fund:

o    The Fund  ordinarily  holds at least 80% of the value of its net  assets in common stocks of U.S. small-cap companies; and
o    The Fund will typically maintain an average portfolio market capitalization that is within the range of  companies  included in the Russell  2000 Value
     Index.

These two investment policies are non-fundamental,  which means that they may be changed  by the  Fund's  Board  of  Trustees  upon  60-days  written  notice  to shareholders.

Using a market  capitalization-weighted  approach,  the  subadviser  invests  in companies  that are smaller  than that of the 500th  largest U.S.  company.  The subadviser  screens such companies for those exhibiting  value  characteristics, focusing primarily on those that have high book values in relation to the prices
at  which  their  common  stocks  trade  in  the  market.   This  evaluation  of
book-to-price  excludes companies having negative or zero book values. While the companies  in which the Fund invests may vary in  capitalization  sizes under $5 billion,  the average market  capitalization of the overall  portfolio  normally stays within the range of companies included in the Russell 2000 Value Index.

The Fund also may invest in derivatives,  such as futures  contracts and options on futures  contracts,  in order to provide market  exposure to cash held by the
Fund pending investment in securities,  or to maintain liquidity as necessary to pay for shareholder redemptions.

The Fund generally expects to retain securities of companies with smaller market capitalizations  for longer  periods,  despite any  decrease in such  companies'
price-to-book  ratio.  While the Fund may sell  securities  that do not meet the subadviser's  value criteria when, in the subadviser's  judgment,  circumstances warrant,  the Fund is not  required to sell a security  even if a decline in the issuer's  market  capitalization  reflects  a serious  financial  difficulty  or potential or actual insolvency.

The Fund is designed for long-term  investors  with a focus on investment in the small-cap range, as opposed to individual stock selection.

The Adviser has selected  Dimensional  Fund  Advisors LP as subadviser to manage the Fund's portfolio on a day-to-day basis.

Terms highlighted above are defined on page __.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund's investments--and therefore, the value of Fund shares--may fluctuate. These changes may occur because of:

Stock market risk - the Fund could lose value if the individual  stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap risk - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

Targeted  strategy risk - a portfolio that targets its  investments to companies of different sizes within a broad small-capitalization range may fail to produce
the  returns  and/or   diversification   benefits  of  the  overall  U.S.  small
capitalization market.

Value  style  risk - over  time,  a value  investing  style may go in and out of favor,  causing the Fund to sometimes  underperform  other equity funds that use different  investing  styles.  Value  stocks  as a group may be out of favor and underperform  the overall  equity  market for a long  period of time,  while the market concentrates on "growth" stocks.

Derivatives risk -derivatives can disproportionately  increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Fund.

If the value of the Fund's investments goes down, you may lose money.

Performance

Performance  information  is  not  provided  because  the  Fund  did  not  begin operations until the date of this Prospectus.

Fees and Expenses

This  table  describes  the  fees and  expenses  you may pay if you buy and hold shares of the Fund, depending on the share class you select.

----------------------------- -------------- ------------ -------------- --------------
Shareholder Fees (paid
directly from your               Class A       Class C    Institutional  Institutional
investment)(1)                   Shares        Shares     Service Class      Class
                                                             Shares         Shares
----------------------------- -------------- ------------ -------------- --------------
Maximum Sales Charge (Load)       5.75%(2)     None            None           None
imposed upon purchases (as
a percentage of the
offering price)

----------------------------- -------------- ------------ -------------- --------------
Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a
percentage of offering or         None(3)      1.00%(4)        None           None
sale price, whichever is
less)

----------------------------- -------------- ------------ -------------- --------------
Redemption/Exchange Fee (as
a percentage of amount            2.00%        2.00%           2.00%          2.00%
redeemed or exchanged)(5)

----------------------------- -------------- ------------ -------------- --------------
Annual Fund Operating
Expenses (expenses that are
deducted from Fund assets)

----------------------------- -------------- ------------ -------------- --------------
Management Fees (paid to
have the Fund's investments       0.95%        0.95%           0.95%          0.95%
professionally managed)

----------------------------- -------------- ------------ -------------- --------------
Distribution and/or Service
(12b-1) Fees (paid from
Fund assets to cover the
cost of sales, promotions
and other distribution            0.25%         1.00%          None           None
activities, as well as
certain shareholder
servicing costs)

----------------------------- -------------- ------------ -------------- --------------
Other Expenses(6)                 0.40%        0.25%           0.40%          0.25%

----------------------------- -------------- ------------ -------------- --------------
Total Annual Fund Operating       1.60%        2.20%           1.35%          1.20%
Expenses

----------------------------- -------------- ------------ -------------- --------------
Amount of Fee
Waiver/Expense                    0.11%        0.11%           0.11%          0.11%
Reimbursement(7)

----------------------------- -------------- ------------ -------------- --------------
Total Annual Fund Operating
Expenses (After                   1.49%        2.09%           1.24%          1.09%
Waivers/Reimbursements)

----------------------------- -------------- ------------ -------------- --------------

(1) If you buy and sell shares through a broker or other financial intermediary, the intermediary may charge a separate transaction fee.

(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more.  For more  information,  see Section 4,  Investing with Nationwide Funds:  Choosing a Share Class - Reduction and Waiver of Class A
Sales Charges.

(3) A  contingent  deferred  sales  charge  (CDSC) of up to 1.00%  will apply to redemptions of Class A shares if purchased without sales charges and for which a finders fee is paid. See Section 4, Investing with Nationwide Funds:  Purchasing
Class A Shares without a Sales Charge.

(4) A CDSC of 1.00% is charged if you sell Class C shares  within the first year after purchase. See Section 4, Investing with Nationwide Funds: Choosing a Share
Class - Class C Shares.

(5) A  redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90 calendar days after the date they were purchased. This fee is intended to discourage  frequent  trading of Fund shares that can  negatively  affect the
Fund's  performance.  The  fee  does  not  apply  to  shares  purchased  through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 4, Investing with
Nationwide Funds: Selling Shares--Exchange and Redemption Fees.

(6) "Other Expenses" include administrative services fees which are permitted to be up to 0.25% with respect to Class A and  Institutional  Service Class shares.
Administrative  services fees for Class A and Institutional Service Class shares are  estimated to be 0.15% and 0.15%,  respectively,  during the current  fiscal year ending October 31, 2008. The full 0.25% in administrative  services fees is not  reflected in "Other  Expenses" at this time for either share class  because the Fund does not  anticipate  selling  Class A or  Institutional  Service Class shares to intermediaries that charge the full amount permitted.

"Other Expenses" are estimated based on the Fund's projected  average net assets for the current fiscal year ending October 31, 2008, since the Fund is new.

(7) The Trust and the Adviser  have  entered  into a written  contract  limiting operating  expenses to 1.09% at least through May 1, 2009 for all share classes.
This limit  excludes  certain  Fund  expenses,  including  any taxes,  interest, brokerage fees, Rule 12b-1 fees,  short-sale  dividend expenses,  administrative services fees, other expenses which are capitalized in accordance with generally accepted  accounting  principles and expenses incurred by the Fund in connection with any merger or reorganization and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business.  The Trust is authorized to  reimburse  the Adviser for  management  fees  previously  waived  and/or for
expenses   previously   paid  by  the  Adviser,   provided,   however  that  any
reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser  waived the fees or  reimbursed  the  expenses and the reimbursements  do not cause the Fund to exceed the  expense  limitation  in the agreement.  If the maximum amount of administrative  services fees were charged,
"Total Annual Fund  Operating  Expenses  (After  Waivers/Reimbursements)"  could increase to 1.59% for Class A shares and 1.34% for  Institutional  Class  shares before the Adviser would be required to further limit the Fund's expenses.

Example

This  Example is intended to help you to compare  the cost of  investing  in the
Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only.  Although your actual costs may be higher or lower,  based on these assumptions your costs would be:

                                        1 Year       3 Years
- -----------------------------------------------------------
Class A shares*                          $718        $1,041
- -----------------------------------------------------------
Class C shares                           $312         $678
- -----------------------------------------------------------
Institutional Service Class shares       $126         $417
- -----------------------------------------------------------
Institutional Class shares               $111         $370
- -----------------------------------------------------------
* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                        1 Year          3 Years
- -------------------------------------------------------------
Class C shares                           $212             $678
- -------------------------------------------------------------

**   Expenses  paid on the same  investment  in Class A (unless your purchase is subject  to a CDSC for a purchase  of  $1,000,000  or more),  Institutional
     Service Class and Institutional Class shares do not change,  whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

 Additional Information about Investments, Investment Techniques and Risks

Stock market risk - Each Fund could lose value if the individual stocks in which it has  invested  and/or the  overall  stock  markets on which the stocks  trade decline in price. Stocks and stock markets may experience  short-term volatility
(price  fluctuation)  as well as  extended  periods  of price  decline or little growth. Individual stocks are affected by many factors, including:

o    corporate earnings;
o    production;
o    management;
o    sales and
o    market trends,  including  investor  demand for a particular type of stock, such as  growth or value  stocks,  small- or  large-cap  stocks,  or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

Foreign securities risk - The Nationwide  International Value Fund may invest in foreign securities,  which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

o    political and economic instability;
o    the impact of currency exchange rate fluctuations;
o    reduced information about issuers;
o    higher transaction costs;
o    less stringent regulatory and accounting standards and
o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign  deposits  (in which the Fund could lose its entire  investment  in a certain market) and the possible adoption of foreign  governmental  restrictions such as exchange  controls.  To the extent the Fund  invests in  countries  with emerging  markets,  the  foreign  securities  risks are  magnified  since  these countries  often have unstable  governments,  more volatile  currencies and less established markets.

Depositary  receipts  - The  Nationwide  International  Value Fund may invest in securities  of  foreign  issuers  in the form of  depositary  receipts,  such as
American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and
Global  Depositary  Receipts  ("GDRs"),  which  typically  are  issued  by local financial  institutions  and evidence  ownership of the  underlying  securities.

Depositary  receipts  are  generally  subject to the same  risks as the  foreign securities  that they evidence or into which they may be  converted.  Depositary receipts  may or may not be jointly  sponsored  by the  underlying  issuer.  The issuers  of  unsponsored  depositary  receipts  are not  obligated  to  disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation  between such  information  and the market  value of the  depositary receipts.  Certain  depositary  receipts  are  not  listed  on an  exchange  and therefore may be considered to be illiquid securities.

Derivatives - a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative  because its value changes in relation to the  performance of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include:

o    the  other  party  to the  derivatives  contract  may fail to  fulfill  its obligations;
o    their  use may  reduce  liquidity  and  make  the  Fund  harder  to  value, especially in declining markets;
o    the Fund may suffer  disproportionately heavy losses relative to the amount invested and
o    changes in the value of  derivatives  may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

REIT risk - The  Nationwide  International  Value Fund may invest in real estate investment  trusts  ("REITs").  Investing in REITS involves the risks associated with  direct  ownership  of real  estate and with the real  estate  industry  in general.  These risks  include  possible  declines in the value of real  estate, possible lack of  availability of mortgage  funds,  and unexpected  vacancies of properties. REITs that invest in real estate mortgages are subject to prepayment risk.

Warrants -  securities  that give the holder the right to buy common  stock at a specified  price  for a  specified  period  of  time.  Warrants  are  considered speculative and have no value if they are not exercised  before their expiration date.

Preferred stock - a class of stock that often pays dividends at a specified rate and has  preference  over common stock in dividend  payments and  liquidation of assets. Preferred stock may be convertible into common stock.

Convertible  securities - generally debt securities or preferred stocks that may be converted  into common stock.  Convertibles  typically pay current  income as either interest (debt security  convertibles) or dividends (preferred stocks). A convertible's  value usually reflects both the stream of current income payments and the value of the underlying  common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise,  the value of a convertible  usually falls.  Since it is convertible  into common stock,  the convertible also has the same types of market and issuer risk as the underlying common stock.

Exchange-traded  funds risk - Each Fund may, within the limits permitted by law, invest in other investment  companies known as  exchange-traded  funds ("ETFs").
The risk associated with a particular ETF corresponds closely to the risk of the asset or capitalization  subclass the ETF is tracking.  An ETF will perform well when the index it tracks is making gains, but may perform poorly when that index is falling. The Fund will also bear a pro rata portion of the ETF's expenses. In addition,  some ETFs are more  thinly  traded than  others,  which could make it difficult to sell at the desired price, especially in a market downturn.

Securities lending - Each Fund may lend securities, which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently, a Fund may lose money and there could be a delay in recovering the loaned  securities.  A Fund  could also lose  money if it does not  recover  the loaned securities and/or the value of the collateral falls,  including the value of  investments  made with cash  collateral.  These events could,  under certain circumstances,  trigger adverse tax consequences to a Fund.

Portfolio  turnover  - Each Fund may engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:

o    increase share price volatility and
o    result in additional tax consequences for Fund shareholders.

Temporary investments - Each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, or if the Fund's  management  believes  that  business,  economic,  political or financial  conditions  warrant, a Fund may invest without limit in cash or money market cash equivalents, including:

o    short-term U.S. government securities;
o    certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks;
o    prime quality commercial paper;
o    repurchase  agreements covering any of the securities in which the Fund may invest directly and
o    shares of other investment companies that invest in securities in which the
     Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

Nationwide U.S. Small Cap Value Fund - Additional Considerations

About Russell  Indexes -- The Russell 2000 Index is composed of common stocks of small-capitalization U.S. companies. It includes the smallest 2,000 companies in the Russell 3000 Index,  which in turn measures the  performance  of the largest
3,000 U.S. companies based on market  capitalization.  The Russell 2000 Index is generally  considered to broadly  represent the  performance of publicly  traded
U.S. smaller capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000 Index based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment. The Russell 2000 Value
Index  represents  those  issuers  listed in the  Russell  2000 Index with lower
price-to-book   ratios  and  lower   forecasted   growth   values.   The  market
capitalization of companies included in the Russell 2000 Value Index ranged from
$27 million to $5.02 billion as of August 31, 2007.

The Frank Russell Company reconstitutes the Russell 2000 Index once annually, at which time there may be  substantial  changes in the  composition  of the index.
Upon annual  reconstitution  of the index,  the market  capitalization  range of companies included in the index may decline significantly.  Consequently,  these composition  changes may result in (i) a brief  period of time during  which the
Nationwide U.S. Small Cap Value Fund's average  portfolio market  capitalization is not  consistent  with  that  of  the  newly  reconstituted  index,  and  (ii)
significant   turnover  in  that  Fund's  portfolio  as  the  Fund  attempts  to recalibrate its average  weighted  portfolio  capitalization  to fall within the capitalization  range of companies  included in the  reconstituted  Russell 2000
Value Index.

Market Capitalization Weighted Approach - Market capitalization  weighting means each  security is  generally  purchased  based on the issuer's  relative  market
capitalization.   Market  capitalization  weighting  will  be  adjusted  by  the subadviser for a variety of factors. The subadviser may consider such factors as momentum, trading strategies,  liquidity management and other factors determined to be appropriate by the subadviser given market conditions.  The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the
Fund to a particular  issuer to a maximum  proportion of the assets of the Fund.
The subadviser may exclude the stock of a company that meets  applicable  market capitalization criterion if the subadviser determines, in its judgment, that the purchase  of such stock is  inappropriate  in light of other  conditions.  These adjustments  will result in a deviation from traditional  market  capitalization weighting.

Deviation  from  market  capitalization  weighting  also will occur  because the subadviser  generally  intends  to  purchase  in round  lots.  Furthermore,  the subadviser  may  reduce the  relative  amount of any  security  held in order to retain sufficient portfolio liquidity.  A portion of the Fund may be invested in interest bearing obligations, such as money market instruments,  thereby causing further deviation from market capitalization  weighting. A further deviation may occur due to  investments  in privately  placed  convertible  debentures.  Block purchases of eligible  securities may be made at opportune  prices,  even though such  purchases  exceed  the  number of shares  that,  at the time of  purchase, adherence to a market capitalization  weighted approach would otherwise require.
Changes  in  the   composition   and  relative   ranking  (in  terms  of  market
capitalization)  of the stocks that are eligible  for  purchase  take place with every trade when the securities markets are open for trading due, primarily,  to price fluctuations of such securities.

On at least a semi-annual  basis, the subadviser will prepare lists of companies whose stock is  eligible  for  investment  by the Fund.  Additional  investments generally will not be made in securities that have changed in value sufficiently to  be  excluded  from  the  subadviser's  then  current  market  capitalization requirement  for  eligible  portfolio  securities.  This may  result in  further
deviation  from  market  capitalization   weighting.  Such  deviation  could  be
substantial  if a  significant  amount of  holdings  of the Fund change in value sufficiently to be excluded from the requirement  for eligible  securities,  but not by a sufficient amount to warrant their sale.

Portfolio  transactions -- Securities will not be purchased or sold based on the prospects for the economy,  the securities  markets,  or the individual  issuers whose shares are eligible for  purchase.  Securities  that have  depreciated  in value since their  acquisition will not be sold solely because prospects for the issuer are not considered  attractive or due to an expected or realized  decline in  securities  prices  in  general.  Securities  will  not be sold  to  realize short-term  profits,  but when circumstances  warrant,  they may be sold without regard to the length of time held.  Securities,  including  those  eligible  for purchase,  may be disposed of,  however,  at any time when, in the  subadviser's judgment,  circumstances  warrant  their  sale,  including,  but not limited to, tender  offers,  mergers,  and  similar  transactions,  or bids  made for  block purchases at opportune prices. Generally,  securities will be purchased with the expectation  that  they will be held for  longer  than one year and will be held until  such time as they are no longer an  appropriate  holding  in light of the investment policies of the Fund.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the addresses and telephone numbers on the back of this prospectus.

Each  Fund  posts  onto  the  Trust's  internet  site  (www.nationwidefunds.com)
substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain available on the internet site until the Fund files its next  quarterly  portfolio  holdings  report on Form N-CSR or Form N-Q with the  Securities  and  Exchange  Commission.  A  description  of the  Funds'
policies and procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

SECTION 3 FUND MANAGEMENT

Investment Adviser

Nationwide Fund Advisors ("NFA" or the "Adviser"),  1200 River Road, Suite 1000,
Conshohocken,  Pennsylvania  19428,  manages the investment of the Funds' assets and  supervises  the  daily  business  affairs  of  the  Funds.  Subject  to the supervision of the Trust's Board of Trustees, NFA also determines the allocation of Fund assets  among one or more  subadvisers  and  evaluates  and monitors the performance  of any such  subadvisers.  The Adviser was  organized in 1999 as an investment  adviser  for  mutual  funds.  NFA is a  wholly-owned  subsidiary  of
Nationwide Financial Services, Inc.

Subadvisers

AllianceBernstein L.P.  ("AllianceBernstein"),  1345 Avenue of the Americas, New
York, New York 10105, is the subadviser for the Nationwide  International  Value
Fund.  Subject to the  supervision  of NFA and the Board of Trustees,  Bernstein manages the Fund's assets in accordance with the Fund's investment objective and strategies.  AllianceBernstein  makes investment  decisions for the Fund and, in connection with such investment  decisions,  places purchase and sell orders for securities.

Dimensional Fund Advisors LP ("Dimensional"),  1299 Ocean Avenue,  Santa Monica,
California  90401,  is the subadviser  for the  Nationwide  U.S. Small Cap Value
Fund.  Subject to the supervision of NFA and the Board of Trustees,  Dimensional manages the Fund's assets in accordance with the Fund's investment objective and strategies.  Dimensional  makes  investment  decisions  for  the  Fund  and,  in connection with such investment  decisions,  places purchase and sell orders for securities.

Management Fees

The  total  annual  advisory  fees  that can be paid to NFA for each  Fund (as a percentage of the average daily net assets of each Fund) are as follows:

Nationwide U.S. Small Cap Value Fund                                      0.95%

Nationwide International Value Fund                                       0.85%

NFA pays each subadviser from the management fee it receives.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment  advisory  agreement  for the Funds will be  available  in the Funds'
semiannual report to shareholders,  which will cover the period ending April 30,
2008.

Portfolio Management

Nationwide International Value Fund

The  Nationwide  International  Value  Fund is  managed  by  AllianceBernstein's
International Value Investment Policy Group, which includes Sharon E. Fay, Kevin
F. Simms,  Henry S. D'Auria and Eric J. Franco.  Ms. Fay has been Executive Vice
President  and Chief  Investment  Officer of The Bernstein  Value  Equities Unit
since June 2003,  and of U.K. and European  Value  Equities since prior to 2002.
She has chaired the Global,  European and U.K.  Value  Investment  Policy Groups
since prior to 2002.  Mr. Simms is Senior Vice  President of  AllianceBernstein,
with which he has been associated  since prior to 2002, and Co-Chief  Investment
Officer of  International  Value  Equities  since 2003.  He is also  Director of
Research for International  Value and Global Value Equities since prior to 2002.
Mr.  D'Auria is Senior Vice  President of  AllianceBernstein,  with which he has been  associated  since  prior to 2002,  Chief  Investment  Officer of  Emerging
Markets  Value   Equities  since  2002  and  Co-Chief   Investment   Officer  of
International  Value  Equities  since  2003.  Mr.  Franco has been  Senior  Vice
President  of  AllianceBernstein   since  2006.  He  has  been  associated  with
AllianceBernstein since prior to 2002.

Nationwide U.S. Small Cap Value Fund

The Nationwide  U.S. Small Cap Value Fund is managed using a team approach.  The investment  team includes the  Investment  Committee of  Dimensional,  portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus the
Investment Committee has ten members. Investment decisions for the Fund are made by the Investment  Committee,  which meets on a regular basis and also as needed to consider investment issues.

In  accordance  with the team  approach  used to manage the Fund,  the portfolio managers and portfolio traders implement the policies and procedures established by the Investment  Committee.  The portfolio managers and portfolio traders also make daily decisions regarding the funds including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere coordinates  the efforts of all other portfolio  managers and trading  personnel with  respect  to  domestic  equity  funds.  For this  reason,  Dimensional  has identified Mr. Deere as primarily  responsible for  coordinating  the day-to-day management of the Fund.

Mr. Deere is a Portfolio  Manager and Vice President of Dimensional and a member of the Investment  Committee.  Mr. Deere received his MBA from the University of
California  at Los  Angeles  in  1991.  He also  holds  a BS and a BA  from  the
University of California at San Diego. Mr. Deere joined  Dimensional in 1991 and has been responsible for domestic equity portfolios managed by Dimensional since
1994.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

SECTION 4 INVESTING WITH NATIONWIDE FUNDS

Choosing a Share Class

When selecting a share class, you should consider the following:

o    which share classes are available to you;
o    how long you expect to own your shares;
o    how much you intend to invest;
o    total costs and expenses associated with a particular share class and
o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Funds offer several  different  share classes each with different  price and cost features. The table to the right compares Class A and Class C shares, which are available to all investors.

In addition, the Funds offer Institutional Service Class and Institutional Class shares, which are available only to certain investors.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages. Your financial adviser can help you with this decision.

Comparing Class A and Class C Shares

Classes and Charges                                Points to Consider

Class A Shares
Front-end sales charge up to 5.75%                 A front-end sales charge means that a portion
                                                   of your initial investment goes toward the
                                                   sales charge and is not invested.

Contingent deferred sales charge (CDSC)(1)         Reduction and waivers of sales charges may be
                                                   available.

Annual service and/or 12b-1 fee of 0.25%           Total annual  operating  expenses are lower than
Administrative services fee up to 0.25%            Class C expenses,  which means higher  dividends
                                                   and/or net asset value ("NAV") per share.
                                                   No conversion feature.
                                                   No maximum investment amount.

Class C Shares

                                                   -------------------------------------------------
CDSC of 1.00%                                      No front-end sales charge means your full
                                                   investment immediately goes toward buying
                                                   shares.
                                                   No reduction of CDSC, but waivers may be
                                                   available.
                                                   The CDSC declines to zero after one year.

Annual service and/or 12b-1 fee of 1.00%           Total annual operating expenses are higher than
No administrative services fee                     Class A expenses, which means lower dividends
                                                   and/or NAV per share.

                                                   No conversion feature.

                                                   Maximum investment amount of 1,000,000(2).
                                                   Larger investments  may be rejected.

________________________

(1). Unless you are eligible to purchase  Class A shares without a sales charge, a CDSC of up to 1.00% may be charged on Class A shares  redeemed  within 18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

(2). This limit was calculated based on a one-year holding period.

Class A Shares

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares

------------------------------------------------------------------------------------------------
                         Sales Charge as a percentage of
------------------------------------------------------------------------------------------------

Amount of Purchase     Offering Price         Net Amount Invested       Dealer Commission as
                                              (approximately)           Percentage of Offering Price

---------------------- ---------------------- ------------------------- -----------------------
Less than $50,000                  5.75%                   6.10%                    5.00%

---------------------- ---------------------- ------------------------- -----------------------
$50,000 to $99,999                 4.75                    4.99                     4.00

---------------------- ---------------------- ------------------------- -----------------------
$100,000 to $249,999               3.50                    3.63                     3.00

---------------------- ---------------------- ------------------------- -----------------------
$250,000 to $499,999               2.50                    2.56                     2.00

---------------------- ---------------------- ------------------------- -----------------------
$500,000 to $999,999               2.00                    2.04                     1.75

---------------------- ---------------------- ------------------------- -----------------------
$1 million or more                 None                    None                     None*
---------------------- ---------------------- ------------------------- -----------------------

*    Dealer may be eligible for a finders fee as described in "Purchasing  Class
     A Shares without a Sales Charge" below.

Reduction and Waiver of Class A Sales Charges

If you  qualify  for a reduction  or waiver of Class A sales  charges,  you must notify Customer  Service,  your financial  adviser or other  intermediary at the time of purchase and must also provide any  required  evidence  showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by  multiplying  the number of shares by their current NAV.
In order to  obtain  a sales  charge  reduction,  you may need to  provide  your financial  intermediary  or the Fund's  transfer agent, at the time of purchase, with information  regarding shares of the Funds held in other accounts which may be eligible for aggregation.  Such information may include account statements or other  records  regarding  shares of the Funds held in (i) all  accounts  (e.g., retirement  accounts)  with the  Funds  and your  financial  intermediary;  (ii)
accounts with other financial  intermediaries  and (iii) accounts in the name of immediate  family  household  members (spouse and children under 21). You should retain any records necessary to substantiate  historical costs because the Fund,
its  transfer  agent  and  financial   intermediaries   may  not  maintain  this
information.  Otherwise,  you may not  receive  the  reduction  or  waiver.  See
"Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege
(Class  A  Shares  Only)"  in the SAI for  more  information.  This  information
regarding    breakpoints    is    also    available    free   of    charge    at
www.nationwidefunds.com/invest/salesinformation.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate  front-end sales charges on Class A shares through one or more of these methods:

o    A larger  investment.  The sales  charge  decreases  as the  amount of your investment increases.

o    Rights of  accumulation.  To qualify for the reduced  Class A sales  charge that would apply to a larger purchase than you are currently  making (shown in the  table  above),  you and  other  family  members  living at the same address can add the current value of any Class A, Class D, Class B or Class
     C shares in all Nationwide Funds (except Nationwide Money Market Fund) that you currently own or are currently  purchasing to the value of your Class A purchase.

o    Insurance proceeds or benefits discount privilege.  If you use the proceeds of an  insurance  policy  issued by any  Nationwide  Insurance  company  to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o    Share  repurchase  privilege.  If you redeem Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the  proceeds  in  shares  of  the  same  class  without  paying  an additional  sales charge  within 30 days of  redeeming  shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any  capital  gains  tax  due.  However,  if you  realize  a loss  on  your redemption and then reinvest all or some of the proceeds,  all or a portion of that loss may not be tax deductible.)

o    Letter of Intent discount. If you declare in writing that you or a group of family  members  living at the same  address  intend to  purchase  at least
     $50,000 in Class A shares (except the Nationwide  Money Market Fund) during a  13-month  period,  your  sales  charge is based on the total  amount you intend to invest.  You are  permitted  to  backdate  the letter in order to include  purchases  made during the previous 90 days.  You can also combine your purchase of Class A and Class C shares with your  purchases of Class B and Class D shares to fulfill  your  Letter of Intent.  You are not legally required  to complete  the  purchases  indicated  in your Letter of Intent.
     However,  if you do not  fulfill  your Letter of Intent,  additional  sales charges may be due and shares in your account  would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end  sales  charges  on  Class A  shares  are  waived  for  the  following purchasers:

o    investors purchasing shares through an unaffiliated brokerage firm that has an agreement with Nationwide Fund  Distributors LLC (the  "Distributor") to
     waive sales charges;

o    directors,  officers,  full-time employees, sales representatives and their employees and investment  advisory  clients of a  broker-dealer  that has a dealer/selling agreement with the Distributor;

o    any  investor  who pays for  shares  with  proceeds  from  sales of another
     Nationwide  Fund's  Class D shares  (Class D shares  are  offered  by other
     Nationwide Funds, but not these Funds);

o    retirement plans;

o    investment advisory clients of the Adviser and its affiliates and

o    directors,  officers,  full-time employees (and their spouses,  children or immediate  relatives)  of sponsor  groups that may be  affiliated  with the
     Nationwide Insurance and Nationwide Financial companies from time to time.

The SAI lists other investors eligible for sales charge waivers.

Purchasing Class A Shares without a Sales Charge

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust  (including the Funds in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC) of up to 1.00% applies if a "finders fee" is paid by the  Distributor  to your  financial  adviser or  intermediary  and you redeem your shares  within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC also does not apply:

o    if you are eligible to purchase  Class A shares  without a sales charge for another reason;

o    no finders fee was paid or

o    to shares  acquired  through  reinvestment  of dividends  or capital  gains distributions.

Contingent Deferred Sales Charge on Certain Sales of Class A Shares

Amount of Purchase    $1 million to $3,999,999     $4 million to $24,999,999    $25 million
If sold within        18 months                    18 months                    18 months
Amount of CDSC        1.00%                        0.50%                        0.25%

Any CDSC is based on the original  purchase price or the current market value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A and Class C Shares" for
a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the  Fund(s) is  described  above;  however,  the
CDSCs for  Class A shares of other  Nationwide  Funds may be  different  and are described in their respective prospectuses. If you purchase more than one of the
Nationwide Funds and subsequently redeem those shares, the amount of the CDSC is based  on  the  specific  combination  of  Nationwide  Funds  purchased  and  is proportional to the amount you redeem from each Nationwide Fund.

Waiver of Contingent Deferred Sales Charges Class A and Class C Shares

The CDSC is waived on:

o    the redemption of Class A or Class C shares  purchased  through  reinvested dividends or distributions;

o    Class A or Class C shares  redeemed  following the death or disability of a shareholder,  provided  the  redemption  occurs  within  one  year  of  the shareholder's death or disability;

o    mandatory  withdrawals  of Class A or Class C shares from  traditional  IRA accounts  after  age  70-1/2  and for  other  required  distributions  from retirement accounts and

o    redemptions of Class C shares from  retirement  plans offered by retirement plan  administrators  that  maintain  an  agreement  with the  Funds or the
     Distributor.

If a CDSC is charged when you redeem your Class C shares,  and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the
CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or other  intermediary  at the time of purchase and must also provide any  required  evidence  showing  that you  qualify.  For more  complete information, see the SAI.

Class C Shares

Class C shares may be  appropriate  if you are  uncertain how long you will hold your  shares.  If you  redeem  your  Class C shares  within the first year after purchase, you must pay a CDSC of 1%.

For  Class C shares,  the CDSC is based on the  original  purchase  price or the current  market value of the shares being  redeemed,  whichever is less.  If you redeem a portion  of your  shares,  shares  that are not  subject  to a CDSC are redeemed  first,  followed  by  shares  that you have  owned the  longest.  This minimizes  the CDSC that you pay.  See  "Waiver  of  Contingent  Deferred  Sales
Charges-Class A and Class C Shares" for a list of situations where a CDSC is not charged.

Share Classes Available Only to Institutional Accounts

The Funds offer Institutional Service Class and Institutional Class shares. Only certain  types of entities  and  selected  individuals  are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

o    the level of distribution and administrative services the plan requires;

o    the total expenses of the share class and

o    the appropriate level and type of fee to compensate the intermediary.

An intermediary may receive different  compensation  depending on which class is chosen.

Institutional Service Class Shares

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

o    retirement plans advised by financial  professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o    retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment  decisions  as long as the  accounts  are part of a program that collects an administrative services fee;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals  where the adviser is  compensated  by the Funds for providing services or
o    life insurance  separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans.

Institutional Class Shares
Institutional Class shares are available for purchase only by the following:

o    funds of funds offered by the Distributor or other affiliates of the Funds;
o    retirement   plans  for  which  no   third-party   administrator   receives
     compensation from the Funds;
o    institutional advisory accounts of the Adviser's affiliates, those accounts which have client  relationships  with an  affiliate  of the  Adviser,  its
     affiliates  and  their  corporate   sponsors,   subsidiaries   and  related
     retirement plans;
o    rollover individual  retirement  accounts from such institutional  advisory accounts;
o    a bank, trust company or similar  financial  institution  investing for its own  account  or for  trust  accounts  for which it has  authority  to make investment decisions as long as the accounts are not part of a program that requires  payment  of Rule  12b-1 or  administrative  services  fees to the financial institution;
o    registered investment advisers investing on behalf of institutions and high net-worth  individuals where the advisers derive  compensation for advisory services exclusively from clients or
o    high net-worth  individuals who invest directly  without using the services of a broker, investment adviser or other financial intermediary.

Sales Charges and Fees
Sales Charges

Sales charges,  if any, are paid to the Distributor.  These fees are either kept by the Distributor or paid to your financial adviser or other intermediary.

Distribution and Services Fees

Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which  permits  Class A and Class C shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing  shareholder  services through distribution and/or services fees. These fees are paid to the Distributor and are either kept or paid to your financial  adviser  or  other  intermediary  for  distribution  and  shareholder services.

These 12b-1 fees are in addition to any  applicable  sales  charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A and  Class  C  shares  pay the  Distributor  annual  amounts  not exceeding the following:

Class                                      as a % of daily net assets
Class A shares                             0.25% (distribution or service fee)
Class C shares                             1.00% (0.25% service fee)

Administrative Services Fees

Class A and Institutional  Service Class shares of the Funds are subject to fees pursuant to an Administrative  Services Plan adopted by the Board of Trustees of the Trust.  (These fees are in addition to Rule 12b-1 fees as described  above.)
These  fees are  paid by  these  Funds  to  broker-dealers  or  other  financial intermediaries  which  provide  administrative  support  services to  beneficial shareholders on behalf of the Funds. Under the  Administrative  Services Plan, a
Fund may pay a broker-dealer or other intermediary a maximum annual fee of 0.25%
for  each of Class A and  Institutional  Service  Class  shares;  however,  many intermediaries  do not  charge  the  maximum  permitted  fee or  even a  portion thereof.

Because  these fees are paid out of a Fund's Class A and  Institutional  Service
Class  assets on an ongoing  basis,  these fees will  increase  the cost of your investment  in such share  classes  over time and may cost you more than  paying other types of fees.

Revenue Sharing

The Adviser and/or its  affiliates  (collectively,  "Nationwide  Funds Group" or
"NFG") may make payments for marketing, promotional or related services provided by  broker-dealers  and other financial  intermediaries  that sell shares of the
Trust  or  which  include  them  as  investment  options  for  their  respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of a Fund on a  recommended  or  preferred  list, and/or access to an intermediary's  personnel and other factors. Revenue sharing payments  are paid  from  NFG's  own  legitimate  profits  and  other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid to broker-dealers and other financial intermediaries. The Board of
Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory  fees do not involve the indirect  use of the Funds'  assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds' assets,  the amount of any revenue  sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues,  assistance in training or educating  an  intermediary's  personnel,  and/or  entertainment  or meals. These payments may also include,  at the direction of a retirement plan's named  fiduciary,  amounts to a retirement  plan  intermediary to offset certain
plan   expenses  or  otherwise  for  the  benefit  of  plan   participants   and
beneficiaries.

The recipients of such payments may include:

o    the Distributor and other affiliates of the Adviser;

o    broker-dealers;

o    financial institutions and

o    other financial  intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described above, the Adviser and all subadvisers to the Trust are prohibited from  considering a  broker-dealer's sale of any of the  Trust's  shares  in  selecting  such  broker-dealer  for the execution  of  Fund  portfolio  transactions,  except  as  may  be  specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment  adviser's selection of such broker-dealer for portfolio  transaction execution.

Contacting Nationwide Funds

Customer  Service  Representatives  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at 800-848-0920.

Automated Voice Response Call  800-848-0920,  24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

o        make transactions;
o        hear fund price information and
o        obtain mailing and wiring instructions.

Internet Go to  www.nationwidefunds.com  24 hours a day,  seven days a week, for easy access to your mutual fund accounts.  The website provides  instructions on how to select a password and perform transactions. On the website, you can:

o        download Fund prospectuses;

o        obtain information on the Nationwide Funds;

o        access your account information and

o        request transactions, including purchases, redemptions and exchanges.

By Regular Mail Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

By Overnight Mail Nationwide Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

By Fax 614-428-3278.

Fund Transactions-Class A and Class C Shares

All  transaction  orders  must be  received  by the  Funds'  transfer  agent  in
Columbus,  Ohio or an authorized  intermediary  prior to the calculation of each
Fund's NAV to receive that day's NAV.

How to Buy Shares                                                How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase.     *Exchange privileges may be amended or discontinued upon
Each Fund may reject any order to buy shares and may suspend     60-day written notice to shareholders.
the offering of shares at any time.                              **A medallion signature guarantee may be required.  See
                                                                 "Medallion Signature Guarantee" below.
Through and authorized intermediary.  The Distributor has        Through and authorized intermediary.  The Distributor has
relationships with certain brokers and other financial           relationships with certain brokers and other financial
intermediaries who are authorized to accept purchase,            intermediaries who are authorized to accept purchase,
exchange  and redemption orders for the Funds. Your              exchange and redemption orders for the Funds. Your
transaction is processed at the NAV next calculated after the    transaction is processed at the NAV next calculated after
Funds' agent or an authorized intermediary receives your order   the Funds' agent or an authorized intermediary receives your
in proper form.                                                  order in proper form.

By mail. Complete an application and send with a check made      By mail or fax.   You may request an exchange or redemption
payable to: Nationwide Funds. Payment must be made in U.S.       by mailing or faxing a letter to Nationwide Funds.  The
dollars and drawn on a U.S. bank. The Funds do not accept        letter must include your account number(s) and the name(s)
cash, starter checks, third-party checks, travelers' checks,     of the Fund(s) you wish to exchange from and to.  The letter
credit card checks or money orders.                              must be signed by all account owners.  We reserve the right to request original documents for any faxed requests.

By telephone.  You will have automatic telephone privileges      By telephone.  You will have automatic telephone privileges
unless you decline this option on your application. The Funds    unless you decline this option on your application. The
follow procedures to confirm that telephone instructions are     Funds follow procedures to confirm that telephone
genuine and will not be liable for any loss, injury, damage or   instructions are genuine and will not be liable for any
expense that results from executing such instructions. The       loss, injury, damage or expense that results from executing
Funds may revoke telephone privileges at any time, without       such instructions. The Funds may revoke telephone privileges
notice to shareholders.                                          at any time, without notice to shareholders. For
                                                                 redemptions, shareholders who own shares in an IRA account should call 800-848-0920.

                                                                 Additional information for selling shares. A check made
                                                                 payable to the shareholder(s) of record will be mailed to
                                                                 the address of record.

                                                                 The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Nationwide         On-line.  Transactions may be made through the Nationwide
Funds' website.  However, the Funds may discontinue on-line      Funds' website.  However, the Funds may discontinue on-line
transactions of Fund shares at any time.                         transactions of Fund shares at any time.

By bank wire.  You may have your bank transmit funds by          By bank wire.  The Funds can wire the proceeds of your
federal  funds wire to the Funds' custodian bank. (The           redemption directly to your account at a commercial bank. A
authorization will be in effect unless you give the Funds        voided check must be attached to your application. (The
written notice of its termination.)                              authorization will be in effect unless you give the Funds
o    if you choose this method to open a new account, you        written notice of its termination.)
     must call our toll-free number before you wire your         o        your proceeds typically will be wired to your bank
     investment and arrange to fax your completed                         on the next business day after your order has been
     application.                                                         processed.
                                                                 o        Nationwide Funds deducts a $20 service fee from the
o    your bank may charge a fee to wire funds.                            redemption proceeds for this service.
                                                                 o        your financial institution may also charge a fee
o    the wire must be received by 4:00 p.m. in order to                   for receiving the wire.
     receive the current day's                                   o        funds sent outside the U.S. may be subject to
     NAV.                                                                 higher fees.
                                                                 Bank wire is not an option for exchanges.
By Automated Clearing House (ACH).  You can fund your            By Automated Clearing House (ACH).  Your redemption proceeds
Nationwide Funds' account with proceeds from your bank via ACH   can be sent to your bank via ACH on the second business day
on the second business day after your purchase order has been    after your order has been processed. A voided check must be
processed.  A voided check must be attached to your              attached to your application. Money sent through ACH should
application. Money sent through ACH typically reaches            reach your bank in two business days. There is no fee for
Nationwide Funds from your bank in two business days. There is   this service. (The authorization will be in effect unless
no fee for this service. (The authorization will be in effect    you give the Funds written notice of its termination.)
unless you give the Funds written notice of its
termination.)                                                    ACH is not an option for exchanges.

Retirement plan participants should contact their retirement     Retirement plan participants should contact their plan
plan administrator regarding transactions. Retirement plans or   administrator regarding transactions. Retirement plans or
their administrators wishing to conduct transactions should      their administrators wishing to conduct transactions should
call our toll-free number.                                       call our toll-free number.
Buying Shares

Share Price

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:

o    calculated at the close of regular  trading  (usually 4 p.m.  Eastern Time)
     each day the New York Stock Exchange is open.

o    generally  determined  by  dividing  the  total  net  market  value  of the securities  and other  assets  owned by a Fund  allocated  to a  particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent,  plus any applicable sales charge.

Fair Value Pricing

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable, a Fair Valuation Committee,  consisting of employees of the Adviser, meets to determine a manual "fair  valuation" in  accordance  with the Valuation
Procedures.  In  addition,  the  Fair  Valuation  Committee  will  "fair  value"
securities  whose value is affected by a  "significant  event."  Pursuant to the
Valuation  Procedures,  any "fair valuation" decisions are subject to the review of the Board of Trustees.

A  "significant  event" is defined by the Valuation  Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal  market on which such security  trades but before the calculation  of a Fund's NAV.  Significant  events that could affect  individual portfolio  securities  may include  corporate  actions such as  reorganizations,
mergers  and  buy-outs,   corporate   announcements  on  earnings,   significant
litigation,  regulatory  news such as government  approvals and news relating to natural disasters  affecting the issuer's  operations.  Significant  events that could affect a large  number of  securities  in a particular  market may include
significant  market   fluctuations,   market  disruptions  or  market  closings,
governmental  actions  or other  developments,  or  natural  disasters  or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on a Fund's  foreign  investments  since the last closing  prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the  foreign  securities  exchanges,  may  demonstrate  that market quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent  pricing service that draws upon, among other  information,  the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

In-Kind Purchases

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A and Class C Shares
To open an account                                           $  2,000 (per Fund)
To open an IRA account                                       $  1,000 (per Fund)
Additional investments                                       $    100 (per Fund)
To start an Automatic Asset Accumulation Plan                $  1,000 (per Fund)
Additional investments (Automatic Asset Accumulation Plan)   $     50

Institutional Service Class Shares
To open an account                                    $50,000 (per Fund)
Additional investments                                No Minimum

Institutional Class Shares
To open an account                                    $1,000,000 (per Fund)
Additional investments                                No Minimum

Minimum  investment  requirements  do not  apply to  certain  retirement  plans, fee-based  programs  or omnibus  accounts.  If you  purchase  shares  through an intermediary,  different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

Customer Identification Information

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account, and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such  information  is  collected  by the  broker-dealer  or financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:

o    name;
o    date of birth (for individuals);
o    residential  or business  street  address  (although  post office boxes are still permitted for mailing) and
o    Social Security number, taxpayer identification number or other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account  unless they receive the minimum  identifying  information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

Accounts with Low Balances

Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.

o    If the value of your account falls below $2,000  ($1,000 for IRA accounts), you are generally  subject to a $5 quarterly fee.  Shares from your account are redeemed  each quarter to cover the fee,  which is returned to the Fund to offset small account expenses.  Under some circumstances,  each Fund may waive the quarterly fee.
o    Each Fund reserves the right to redeem your remaining shares and close your account if a redemption  of shares  brings the value of your account  below
     $2,000 ($1,000 for IRA accounts).  In such cases,  you will be notified and given 60 days to purchase additional shares before the account is closed.

Exchanging Shares

You may exchange  your Fund Class A, Class C,  Institutional  Service  Class and
Institutional Class shares for shares of any particular  Nationwide Fund that is currently accepting new investments as long as:

o    both accounts have the same registration;
o    your  first  purchase  in  the  new  fund  meets  its  minimum   investment
     requirement and
o    you  purchase  the same  class of shares.  For  example,  you may  exchange between Class A shares of any Nationwide Fund, but may not exchange between
     Class A shares and Class C shares.

The  exchange  privileges  may be amended or  discontinued  upon 60-day  written notice to shareholders.

Generally,  there  are no sales  charges  for  exchanges  of  Class A,  Class C,
Institutional Service Class or Institutional Class shares. However,

o    if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o    if you exchange  Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted  exchange (except exchanges to Nationwide Money Market Fund).

Exchanges into Nationwide Money Market Fund

You may exchange between Class A, Class C or Institutional  Service Class shares and the Prime  Shares of the  Nationwide  Money Market  Fund.  If your  original investment was in Prime Shares,  any exchange of Prime Shares you make for Class
A, Class D, Class B or Class C shares of another Nationwide Fund may require you to pay the sales  charge  applicable  to such new shares.  In  addition,  if you exchange  shares  subject to a CDSC,  the length of time you own Prime Shares of the Nationwide Money Market Fund is not included for purposes of determining the
CDSC.  Redemptions from the Nationwide Money Market Fund are subject to any CDSC that applies to the original purchase.

Automatic Withdrawal Program

You may elect to  automatically  redeem  Class A and Class C shares in a minimum amount of $50.  Complete the appropriate  section of the Mutual Fund Application for New Accounts or contact your financial  intermediary  or the Funds' transfer agent. Your account value must meet the minimum initial investment amount at the time the  program is  established.  This  program  may  reduce,  and  eventually deplete,  your account.  Generally,  it is not advisable to continue to purchase
Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class C shares will be subject to any applicable CDSC.

Selling Shares

You can sell or, in other words, redeem your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after a  Fund's  authorized  intermediary  or an  agent  of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to  redeem  your Fund  shares or the Funds may delay  paying your redemption proceeds if:

o    the New York Stock  Exchange is closed  (other than  customary  weekend and holiday closings);
o    trading is restricted or
o    an  emergency   exists  (as  determined  by  the  Securities  and  Exchange
     Commission).

Generally,  a Fund will pay you for the shares that you redeem within three days after your redemption request is received.  Payment for shares that you recently purchased  may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. A Fund may delay forwarding  redemption proceeds for up to seven days if the account holder:

o    is engaged in excessive trading or
o    if the amount of the redemption  request would disrupt efficient  portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Funds  reserve the right to reinvest the check  proceeds and future distributions  in the shares of the particular  Fund at the Fund's  then-current
NAV until you give the Funds different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Nationwide Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning
5% or more of the outstanding shares of that Fund. These procedures provide that
a  redemption   in-kind  shall  be  effected  at  approximately  the  affiliated shareholder's  proportionate  share of the Fund's  current net  assets,  and are designed so that such redemptions  will not favor the affiliated  shareholder to the detriment of any other shareholder.

Medallion Signature Guarantee

A medallion signature guarantee is required for sales of shares of a Fund in any of the following instances:

o    your account address has changed within the last 15 calendar days;
o    the  redemption  check is made payable to anyone other than the  registered shareholder;
o    the proceeds are mailed to any address other than the address of record or
o    the  redemption  proceeds are being wired to a bank for which  instructions currently are not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

Excessive or Short-Term Trading

The Nationwide Funds seek to discourage  excessive or short-term  trading (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between  Nationwide  Funds or redemptions  and  repurchases of Nationwide  Funds within a short time period) may:

o    disrupt portfolio management strategies;
o    increase brokerage and other transaction costs and
o    negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in Fund shares and other  factors.  A Fund that invests in foreign  securities  may be at greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities held by a Fund based on events occurring after the close of a foreign market that may not be  reflected  in a Fund's NAV  (referred  to as  "arbitrage market  timing").  Arbitrage  market  timing may also be attempted in funds that hold significant  investments in small-cap  securities,  high-yield (junk) bonds and other types of investments that may not be frequently  traded.  There is the possibility  that arbitrage  market  timing,  under certain  circumstances,  may dilute the value of Fund shares if redeeming  shareholders receive proceeds (and
buying  shareholders   receive  shares)  based  on  NAVs  that  do  not  reflect
appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following
policies  and  procedures  to  detect,   discourage  and  prevent  excessive  or
short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the Adviser, its subadvisers and its agents, monitor selected trades  and  flows of  money in and out of the  Funds  in an  effort  to  detect excessive  short-term  trading  activities.  If a  shareholder  is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the  shareholder  to stop such  activities  or refuse to  process  purchases  or exchanges in the shareholder's account.

Restrictions on Transactions

Whenever a Fund is able to identify short-term trades and/or traders,  such Fund has broad  authority to take  discretionary  action  against  market  timers and against  particular  trades  and  uniformly  will apply the  short-term  trading restrictions  to all such  trades  that the  Fund  identifies.  It also has sole discretion to:

o    restrict  purchases  or  exchanges  that  the  Fund or its  agents  believe constitute excessive trading and
o    reject  transactions  that violate the Fund's excessive trading policies or its exchange limits.

Each Fund has also implemented  redemption and exchange fees to certain accounts to discourage excessive trading and to help offset
the expense of such trading.

In general:

o    an exchange equaling 1% or more of a Fund's NAV may be rejected and
o    redemption and exchange fees are imposed on certain Nationwide Funds. These
     Nationwide Funds may assess either a redemption fee if you redeem your Fund shares or an exchange  fee if you  exchange  your Fund shares into  another
     Nationwide Fund. The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

Fair Valuation

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Nationwide Funds: Buying Shares--Share Price.

Despite its best  efforts,  a Fund may be unable to identify or deter  excessive trades  conducted  through  intermediaries  or omnibus  accounts  that  transmit aggregate purchase, exchange and redemption orders on behalf of their customers.
In short,  a Fund may not be able to prevent all market timing and its potential negative impact.

Exchange and Redemption Fees

In order to discourage  excessive trading,  the Nationwide Funds impose exchange and  redemption  fees on  shares  held in  certain  accounts.  If you  redeem or exchange your shares  within a designated  holding  period,  the exchange fee is paid  directly  to the fund from  which the  shares  are being  redeemed  and is designed  to  offset  brokerage  commissions,  market  impact  and  other  costs associated with short-term  trading of fund shares.  For purposes of determining whether an exchange fee applies,  shares that were held the longest are redeemed first. If you exchange assets into a fund with a redemption/exchange  fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

o    shares redeemed or exchanged under regularly scheduled withdrawal plans;
o    shares purchased through reinvested dividends or capital gains;
o    shares  redeemed  (or  exchanged  into the  Nationwide  Money  Market Fund)
     following  the  death  or  disability  of a  shareholder.  The  disability, determination of disability,  and subsequent  redemption must have occurred during the period the fee applied;
o    shares redeemed in connection with mandatory  withdrawals  from traditional
     IRAs  after age 70 1/2and  other  required  distributions  from  retirement accounts;
o    shares  redeemed or exchanged from  retirement  accounts within 30 calendar days of an automatic payroll deduction or
o    shares redeemed or exchanged by any "fund of funds" that is affiliated with a Fund.

With respect to shares  redeemed or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or redemption within
30 calendar days of an automatic  payroll  deduction,  you must inform  Customer
Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the  exception.  Redemption and exchange fees will be  assessed  unless or until the Funds are  notified  that an  account  is exempt.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:
o    broker wrap fee and other fee-based programs;
o    qualified retirement plan accounts;
o    omnibus  accounts where there is no capability to impose an exchange fee on underlying customers' accounts and
o    intermediaries  that do not or  cannot  report  sufficient  information  to impose an exchange fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The  following  Nationwide  Funds may assess  the fee listed  below on the total value of shares that are  redeemed or  exchanged  out of one of these funds into another  Nationwide  Fund if you have held the  shares of the fund for less than the minimum holding period listed below:

                                                       Minimum
                                                    Exchange/     Holding Period
Fund                                           Redemption Fee    (calendar days)
--------------------------------------------------------------------------------
Nationwide China Opportunities Fund                     2.00%                 90
Nationwide Emerging Markets Fund                        2.00%                 90
Nationwide Global Financial Services Fund               2.00%                 90
Nationwide Global Health Sciences Fund                  2.00%                 90
Nationwide Global Natural Resources Fund                2.00%                 90
Nationwide Global Technology and Communications Fund    2.00%                 90
Nationwide Global Utilities Fund                        2.00%                 90
Nationwide Hedged Core Equity Fund                      2.00%                 90
Nationwide International Growth Fund                    2.00%                 90
Nationwide International Value Fund                     2.00%                 90
Nationwide Market Neutral Fund                          2.00%                 90
Nationwide Micro Cap Equity Fund                        2.00%                 90
Nationwide Mid Cap Growth Fund                          2.00%                 90
Nationwide Mid Cap Growth Leaders Fund                  2.00%                 90
Nationwide Small Cap Fund                               2.00%                 90
Nationwide Small Cap Core Fund                          2.00%                 90
Nationwide Small Cap Growth Opportunities Fund          2.00%                 90
Nationwide Small Cap Leaders Fund                       2.00%                 90
Nationwide Small Cap Value Fund                         2.00%                 90
Nationwide U.S. Growth Leaders Long-Short Fund          2.00%                 90
Nationwide U.S. Small Cap Value Fund                    2.00%                 90
Nationwide Value Opportunities Fund                     2.00%                 90
Nationwide Worldwide Leaders Fund                       2.00%                 90
NorthPointe Small Cap Growth Fund                       2.00%                 90
Nationwide Growth Fund                                  2.00%                 30
Nationwide Large Cap Value Fund                         2.00%                 30
Nationwide Fund                                         2.00%                 30
Nationwide Leaders Fund                                 2.00%                 30
Nationwide U.S. Growth Leaders Fund                     2.00%                 30
Nationwide Bond Fund                                    2.00%                  7
Nationwide Bond Index Fund                              2.00%                  7
Nationwide Government Bond Fund                         2.00%                  7
Nationwide International Index Fund                     2.00%                  7
Nationwide Mid Cap Market Index Fund                    2.00%                  7
Nationwide Short Duration Bond Fund                     2.00%                  7
Nationwide S&P 500 Index Fund                           2.00%                  7
Nationwide Small Cap Index Fund                         2.00%                  7
Nationwide Tax-Free Income Fund                         2.00%                  7

SECTION 5 DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital  gains you can earn while you own Fund  shares,  as well as the  federal income  taxes you may have to pay.  The  amount of any  distribution  varies and there is no guarantee a Fund will pay either income dividends or a capital gains distribution.  For tax advice about your  personal tax  situation,  please speak with your tax adviser.

Income and Capital Gains Distributions

Each Fund  intends  to  qualify  as a  regulated  investment  company  under the
Internal Revenue Code. As a regulated  investment company, a Fund generally pays no federal  income tax on the income and gains it  distributes to you. Each Fund expects  to  declare  and  distribute  its net  investment  income,  if any,  to shareholders as dividends  quarterly.  Capital gains, if any, may be distributed at least annually. A Fund may distribute income dividends and capital gains more frequently,  if  necessary,  in order to reduce or eliminate  federal  excise or income  taxes on the Fund.  All  income  and  capital  gains  distributions  are automatically  reinvested in shares of the  applicable  Fund.  You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented for payment within six months, the Fund reserves the right to reinvest the check proceeds and future  distributions in shares of the Fund at the Fund's then-current NAV until you give the Fund different instructions.

If you invest in a Fund  shortly  before it makes a capital  gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are  otherwise not subject to federal  income tax).  The Funds may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Funds make every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Funds will send you a corrected  Form  1099-DIV to reflect reclassified information.

Tax Considerations

If you are a taxable  investor,  dividends and capital gains  distributions  you receive from a Fund,  whether you reinvest your distributions in additional Fund shares or receive them in cash,  are subject to federal  income tax, state taxes or local taxes:

o    distributions are taxable to you at either ordinary income or capital gains tax rates;
o    distributions  of  short-term   capital  gains  are  federally  taxable  at
     applicable ordinary income tax rates;
o    distributions  of long-term  capital  gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
o    for  individuals,  a portion of the income  dividends paid may be qualified dividend  income eligible for long-term  capital gains tax rates,  provided that certain holding period requirements are met;
o    for corporate  shareholders,  a portion of income dividends may be eligible
     for  the  corporate   dividend-received   deduction,   subject  to  certain
     limitations and
o    distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

If the Nationwide  International Value Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Income  received by a Fund from equity  interests  of certain  mortgage  pooling vehicles,  either directly or through an investment in a real estate  investment trust (REIT) that holds such interests or qualifies as a taxable  mortgage pool, is treated as "excess inclusion income." In general,  this income is required to be allocated to Fund  shareholders in proportion to dividends paid with the same consequences  as if the  shareholders  directly  received  the excess  inclusion income. Excess inclusion income (1) may not be offset with net operating losses,
(2)  represents  unrelated  business  taxable  income  (UBTI)  in the hands of a tax-exempt shareholder that is subject to UBTI, and (3) is subject to a 30% U.S.
withholding  tax to the extent such income is allocable to a shareholder  who is not a U.S.  person,  without regard to otherwise  applicable  exemptions or rate reductions.  The Fund must pay the tax on its excess  inclusion  income  that is
allocable  to  "disqualified   organizations,"   which  are  generally   certain
cooperatives,  governmental  entities and tax-exempt  organizations that are not subject  to tax  on  UBTI.  To the  extent  that  the  Fund  shares  owned  by a
"disqualified  organization" are held in record name by a broker/dealer or other nominee,  the Fund must inform the  broker/dealer or other nominee of the excess inclusion income  allocable to them and the  broker/dealer or other nominee must pay the tax on the portion of the Fund's excess  inclusion  income  allocable to them on behalf of the "disqualified organizations."

Selling and Exchanging Shares

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal income tax. For tax purposes, an exchange from one Nationwide
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(which is further  reduced for  individuals in lower tax  brackets).  Short-term capital gains are taxed at applicable ordinary income tax rates. You or your tax adviser should track your purchases,  tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss,  you may be able to use this capital loss to offset any other capital gains you have.

Other Tax Jurisdictions

State and Local Taxes

Distributions  and gains from the sale or  exchange  of your Fund  shares may be subject to state and local taxes,  even if not subject to federal  income taxes.
State and local tax laws vary; please consult your tax adviser.

Non-U.S. Investors

Non-U.S.  investors may be subject to U.S.  withholding at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special U.S. tax  certification requirements  to avoid backup  withholding  and claim any treaty  benefits.  The exemption from U.S. withholding for short-term capital gain and interest-related dividends  paid by a Fund to non-U.S.  investors will terminate and no longer be available  for  dividends  paid by the Fund with  respect to its  taxable  years beginning  after December 31, 2007,  unless such exemptions are extended or made permanent.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts

When you invest in a Fund through a qualified employee benefit plan,  retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current  federal  income taxes.  In general,  these entities are  governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more  information  about your tax situation,  including possible state or local taxes.

Backup Withholding

By law, if you do not provide the Funds with your proper taxpayer identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any distributions of income,  capital gains, or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

This  discussion of  "Distributions  and Taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax  situation  is unique,  you should consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in the Funds.

SECTION 6  MULTI-MANAGER STRUCTURE

The Adviser and the Trust have received an exemptive  order from the  Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser  (excluding hiring a subadviser which is an  affiliate of the Adviser)  without the approval of  shareholders.  The order also allows the Adviser to revise a subadvisory  agreement with an  unaffiliated subadviser  with the approval of the Board of Trustees  but without  shareholder approval.  If a new  unaffiliated  subadviser is hired for a Fund,  shareholders will receive  information about the new subadviser within 90 days of the change.
The  exemptive  order allows the Funds greater  flexibility  and enables them to operate more efficiently.

The Adviser  performs  the  following  oversight  and  evaluation  services to a subadvised Fund:

o    initial due diligence on prospective Fund subadvisers;
o    monitoring subadviser performance,  including ongoing analysis and periodic consultations;
o    communicating  performance expectations and evaluations to the subadvisers;
     and
o    making   recommendations  to  the  Board  of  Trustees  regarding  renewal, modification or termination of a subadviser's contract.

Where the  Adviser  recommends  subadviser  changes,  the  Adviser  periodically provides  written reports to the Board of Trustees  regarding its evaluation and monitoring of the  subadviser.  Although the Adviser  monitors the  subadviser's performance,  there is no  certainty  that any  subadviser  or Fund will  obtain favorable results at any given time.

SECTION 7 FINANCIAL HIGHLIGHTS

Financial information is not provided because the Funds did not begin operations until the date of this prospectus.

Information from Nationwide Funds

Please read this Prospectus before you invest and keep it with your records. The following  documents--which  may be obtained free of charge--contain  additional information about the Funds:

o    Statement of Additional  Information  (incorporated  by reference into this
     Prospectus)
o    Annual  Reports (which  contain  discussions  of the market  conditions and investment strategies that significantly affected each Fund's performance)
o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund or to make other shareholder  inquiries,  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  800-848-0920  or write to us at the  address  listed  below,  to request (1)
additional  copies  free of charge or (2) that we  discontinue  our  practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free  e-delivery  service.  Please call
800-848-0920 for information.

For Additional Information Contact:

By Regular Mail:

Nationwide Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
614-428-3278 (fax)

By Overnight Mail:

Nationwide Funds
3435 Stelzer Road
Columbus, Ohio 43219

For 24-Hour Access:

800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. -
9 p.m. Eastern Time,  Monday through Friday.  Call after 7 p.m. Eastern Time for
closing  share  prices.   Also,   visit  the   Nationwide   Funds'   website  at
www.nationwidefunds.com.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC

o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o    by electronic request to publicinfo@sec.gov.
o    in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 202-551-8090.) or
o    by mail by sending  your  request to  Securities  and  Exchange  Commission
     Public Reference Section,  Washington,  D.C.  20549-0102 (The SEC charges a fee to copy any documents.)

The Trust's Investment Company Act File No.: 811-08495

The Nationwide  framemark and OnYour Side are federally registered service marks of Nationwide  Mutual Insurance  Company.  Nationwide Funds is a service mark of
Nationwide Mutual Insurance Company.

(C)2007 Nationwide Funds Group.  All rights reserved.

PR-NVF  12-07

                       STATEMENT OF ADDITIONAL INFORMATION

                                December __, 2007

                             NATIONWIDE MUTUAL FUNDS

NATIONWIDE INTERNATIONAL VALUE FUND
NATIONWIDE U.S. SMALL CAP VALUE FUND

     Nationwide  Mutual Funds (the "Trust"),  a Delaware  statutory  trust, is a registered  open-end,  management  investment company currently consisting of 61 series as of the date hereof.  This Statement of Additional  Information ("SAI")
relates  to two  series of the  Trust  referenced  above  (each,  a  "Fund,"  or collectively, the "Funds").

     This SAI is not a prospectus  but is  incorporated  by  reference  into the prospectus for the Nationwide  International  Value Fund and the Nationwide U.S.
Small Cap Value Fund dated  December  __, 2007 (the  "Prospectus").  It contains information  in  addition  to and  more  detailed  than  that  set  forth in the
Prospectus and should be read in conjunction with the Prospectus.

     Terms not  defined in this SAI have the  meanings  assigned  to them in the
Prospectus.  The Prospectus may be obtained from Nationwide  Mutual Funds,  P.O.
Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 800-848-0920.

             THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

                                                                           PAGE
TABLE OF CONTENTS
General Information and History................................................
Additional Information on Portfolio Instruments and Investment Policies........
Description of Portfolio Instruments and Investment Policies...................
Investment Restrictions........................................................
Disclosure of Portfolio Holdings...............................................
Trustees and Officers of the Trust.............................................
Investment Advisory and Other Services.........................................
Brokerage Allocation...........................................................
Purchases, Redemptions and Pricing of Shares...................................
Systematic Investment Strategies...............................................
Investor Privileges............................................................
Investor Services .............................................................
Performance Advertising........................................................
Additional Information.........................................................
Additional General Tax Information.............................................
Major Shareholders.............................................................
Financial Statements...........................................................

                         GENERAL INFORMATION AND HISTORY

    Nationwide  Mutual Funds (the "Trust"),  formerly  Gartmore Mutual
Funds (until April 30, 2007),  Nationwide  Mutual Funds (until January 25, 2002)
and Nationwide  Investing  Foundation III (until March 1, 2000),  is an open-end management  investment company formed under the laws of the state of Delaware by a Declaration of Trust dated February 28, 2005. The Trust,  originally organized as an Ohio  business  trust under the laws of the state of Ohio by a Declaration of Trust dated October 30, 1997, redomesticated as a Delaware statutory trust on or  about  February  28,  2005  in a  reorganization  approved  by  vote  of the shareholders of the Ohio business trust in a  shareholders'  meeting on December
23, 2004. In the reorganization,  the Ohio business trust transferred all of its assets to the Trust in exchange  for shares of the Trust and  assumption  by the
Trust of all of the liabilities of the Ohio business trust.  The Trust currently consists of 61 separate  series,  each with its own investment  objective.  Each
Fund is a diversified fund as defined in the Investment  Company Act of 1940, as amended (the "1940 Act").

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

     The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks.
This SAI  contains  additional  information  regarding  both the  principal  and non-principal investment strategies of the Funds.

    The  following table sets forth additional  information concerning permissible  investments  and  techniques  for  the  Fund.  A "Y" in  the  table indicates that the Fund may invest in or follow the corresponding  instrument or technique.  An empty box indicates that the Fund does not intend to invest in or follow the corresponding  instrument or technique.  Please review the discussion in the Prospectus for further  information  regarding the investment  objectives and policies of each Fund.

--------------------------------------------------

             Type of Investment or Fund Technique
                                                     Nationwide U.S. Small      Nationwide International
                                                       Cap Value Fund                Value Fund
--------------------------------------------------         -----                        ------
                    U.S. Common Stocks                      Y                             Y

--------------------------------------------------         -----                        ------
                     Preferred Stocks                       Y                             Y

--------------------------------------------------         -----                        ------
                   Small Company Stocks                     Y                             Y

--------------------------------------------------         -----                        ------
                Special Situation Companies                 Y                             Y

--------------------------------------------------         -----                        ------
                    Illiquid Securities                     Y                             Y

--------------------------------------------------         -----                        ------
                   Restricted Securities                    Y                             Y

--------------------------------------------------         -----                        ------
         When-Issued / Delayed-Delivery Securities          Y                             Y

--------------------------------------------------         -----                        ------
                   Investment Companies                     Y                             Y

--------------------------------------------------         -----                        ------
           Real Estate Investment Trusts (REITS)                                          Y

--------------------------------------------------         -----                        ------
               Securities of Foreign Issuers                                              Y

--------------------------------------------------         -----                        ------
                    Depositary Receipts                                                   Y

--------------------------------------------------         -----                        ------
       Securities From Developing Countries/Emerging                                      Y
                            Markets

--------------------------------------------------         -----                        ------
                  Convertible Securities                    Y                              Y

--------------------------------------------------         -----                        ------
                        Long-Term Debt

--------------------------------------------------         -----                        ------
        Long-Term Debt When Originally Issued but with
            397 Days or Less Remaining to Maturity

--------------------------------------------------         -----                        ------
                      Short-Term Debt                       Y                             Y

--------------------------------------------------         -----                        ------
           Floating And Variable Rate Securities            Y                             Y

--------------------------------------------------         -----                        ------
                    Zero Coupon Securities

--------------------------------------------------         -----                        ------
                       Pay-In-Kind Bonds

--------------------------------------------------         -----                        ------
                  Deferred Payment Securities

--------------------------------------------------         -----                        ------
                   Non-Investment Grade Debt

--------------------------------------------------         -----                        ------
            Loan Participations And Assignments             Y                              Y

--------------------------------------------------         -----                        ------
     Sovereign Debt (Foreign) (Denominated In U.S. $)                                     Y

--------------------------------------------------         -----                        ------
     Foreign Commercial Paper (Denominated In U.S. $)                                     Y

--------------------------------------------------         -----                        ------
                           Duration

--------------------------------------------------         -----                        ------
                U.S. Government Securities                   Y                           Y

--------------------------------------------------         -----                        ------
                 Money Market Instruments                    Y                            Y

--------------------------------------------------         -----                        ------
                  Mortgage-Backed Securities

--------------------------------------------------         -----                        ------
                 Stripped Mortgage Securities

--------------------------------------------------         -----                        ------
              Collateralized Mortgage Obligations

--------------------------------------------------         -----                        ------
                     Mortgage Dollar Rolls

--------------------------------------------------         -----                        ------
                    Asset-Backed Securities

--------------------------------------------------         -----                        ------
           Bank and/or Savings And Loan Obligations

--------------------------------------------------         -----                        ------
                   Repurchase Agreements                     Y                            Y

--------------------------------------------------         -----                        ------
                        Derivatives                          Y                            Y

--------------------------------------------------         -----                        ------
               Reverse Repurchase Agreements                 Y                            Y

--------------------------------------------------         -----                        ------
                         Warrants                            Y                            Y

--------------------------------------------------         -----                        ------
                          Futures                            Y                            Y

--------------------------------------------------         -----                        ------
                          Options                            Y                            Y

--------------------------------------------------         -----                        ------
                    Foreign Currencies                                                    Y

--------------------------------------------------         -----                        ------
                Forward Currency Contracts                                                Y

--------------------------------------------------         -----                        ------
                      Borrowing Money                        Y                            Y

--------------------------------------------------         -----                        ------
               Lending Portfolio Securities                  Y                            Y

--------------------------------------------------         -----                        ------
        Investment of Securities Lending Collateral          Y                            Y

--------------------------------------------------         -----                        ------
                        Short Sales

--------------------------------------------------         -----                        ------
                    Participation Interests

--------------------------------------------------         -----                        ------
                      Swap Agreements                        Y                             Y

--------------------------------------------------         -----                        ------
                     Credit Default Swaps

--------------------------------------------------         -----                        ------
                        Wrap Contracts

--------------------------------------------------         -----                        ------
                    Indexed Securities                       Y                            Y

--------------------------------------------------         -----                        ------
                          Strip Bonds

--------------------------------------------------         -----                        ------
                           Put Bonds

--------------------------------------------------         -----                        ------
       Private Activity And Industrial Development Bonds

--------------------------------------------------         -----                        ------
                      Custodial Receipts

--------------------------------------------------         -----                        ------
                      Nationwide Contract

--------------------------------------------------         -----                        ------
                  Extendable Commercial Notes

--------------------------------------------------         -----                        ------
                 Standby Commitment Agreements

--------------------------------------------------         -----                        ------
                     Municipal Securities

--------------------------------------------------         -----                        ------
                      Equity Linked Notes

--------------------------------------------------         -----                        ------
                   Exchange Traded Funds                     Y                            Y
--------------------------------------------------         -----                        ------

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

RUSSELL 2000 INDEXES

     The Russell 2000 Index is composed of common stocks of small-capitalization
U.S.  companies.  It includes the smallest  2,000  companies in the Russell 3000
Index,  which  in turn  measures  the  performance  of the  largest  3,000  U.S.
companies  based on market  capitalization.  The Russell 2000 Index is generally considered to broadly  represent the performance of publicly traded U.S. smaller capitalization  stocks. The Frank Russell Company selects stocks for the Russell
2000 Index based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment.  The Frank Russell Company updates the Russell  2000 Index once  annually,  at which time there may be  substantial changes in the composition of the index. These composition changes may result in significant  turnover in the Nationwide U.S. Small Cap Value Fund's portfolio as the Fund attempts to recalibrate its average weighted  portfolio  capitalization
to  fall  within  the   capitalization   range  of  companies  included  in  the
reconstituted Russell 2000 Value Index.

     The Russell 2000 Value Index represents those issuers listed in the Russell
2000 Index with lower  price-to-book  ratios and lower forecasted growth values.
The market  capitalization of companies included in the Russell 2000 Value Index ranged from $27 million to $5.02 billion as of August 31, 2007.

SMALL COMPANY AND EMERGING GROWTH STOCKS

     Investing in  securities  of  small-sized,  including  micro-capitalization companies  and  emerging  growth  companies,  may  involve  greater  risks  than investing  in the  stocks  of  larger,  more  established  companies,  including possible  risk  of  loss.  Also,  because  these  securities  may  have  limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth  companies  normally have fewer shares  outstanding  than larger companies,  it may be  more  difficult  for a Fund  to buy or  sell  significant numbers of such  shares  without an  unfavorable  impact on  prevailing  prices.
Small-sized  and  emerging  growth  companies  may have limited  product  lines, markets or  financial  resources  and may lack  management  depth.  In addition, small-sized  and  emerging  growth  companies  are  typically  subject  to wider variations in earnings and business prospects than are larger,  more established companies.  There is typically less publicly  available  information  concerning small-sized  and emerging  growth  companies than for larger,  more  established ones.

SPECIAL SITUATION COMPANIES

     "Special  situation  companies"  include  those  involved  in an  actual or prospective  acquisition  or  consolidation;  reorganization;  recapitalization;
merger,  liquidation  or  distribution  of cash,  securities or other assets;  a tender or  exchange  offer;  a breakup  or  workout  of a  holding  company;  or litigation  which,  if  resolved  favorably,  would  improve  the  value  of the company's stock. If the actual or prospective  situation does not materialize as anticipated, the market price of the securities of a "special situation company"
may decline  significantly.  Therefore,  an  investment in a Fund, to the extent that it invests a  significant  portion of its assets in these  securities,  may involve a greater  degree of risk than an  investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies.
A Fund's  adviser  or  subadviser  believes,  however,  that if the  adviser  or subadviser analyzes "special situation  companies"  carefully and invests in the securities  of these  companies at the  appropriate  time,  the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time a Fund makes its  investment  will be  consummated  under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

     The Nationwide  International  Value Fund may invest in foreign  securities
(including  through the use of  depositary  receipts),  which  involves  certain special  considerations  which  typically are not  associated  with investing in securities in the United States.  Since  investments  in foreign  companies will frequently involve currencies of foreign countries, and since the Funds may hold securities and funds in foreign currencies,  the Funds may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any,  and may incur costs in  connection  with  conversions  between  various currencies.  Most  foreign  stock  markets,  while  growing in volume of trading activity,  have less volume than the New York Stock Exchange,  and securities of some foreign  companies  are less liquid and more  volatile  than  securities of comparable domestic companies.  Similarly,  volume and liquidity in most foreign bond  markets are less than in the United  States and, at times,  volatility  of price can be greater than in the United  States.  Fixed  commissions  on foreign securities exchanges are generally higher than negotiated  commissions on United
States exchanges,  although the Funds endeavor to achieve the most favorable net results  on its  portfolio  transactions.  There is  generally  less  government supervision and regulation of securities exchanges, brokers and listed companies in foreign  countries  than in the United States.  In addition,  with respect to certain  foreign  countries,  there  is  the  possibility  of  exchange  control restrictions, expropriation or confiscatory taxation, and political, economic or social instability,  which could affect investments in those countries.  Foreign securities,  such as those  purchased  by the  Funds,  may be subject to foreign government  taxes,  higher  custodian fees,  higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing  Countries.  Investments  may be made from time to time in companies in  developing  countries as well as in developed countries.  Although there is no universally accepted  definition,  a developing country is generally  considered to be a country which is in the initial  stages of industrialization.  Shareholders should be aware that investing in the equity and fixed income markets of developing  countries  involves exposure to unstable governments,  economies based on only a few industries,  and securities  markets which  trade a small  number of  securities.  Securities  markets of  developing countries  tend to be more  volatile  than the markets of  developed  countries;
however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and  liquidity of  investments  in  developing  countries  may be affected favorably or unfavorably by political,  economic, fiscal, regulatory or other  developments  in the  particular  countries or neighboring  regions.  The extent  of  economic  development,  political  stability  and  market  depth  of different  countries  varies  widely.  Certain  countries  in the  Asia  region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand,
and Vietnam  are either  comparatively  underdeveloped  or are in the process of becoming  developed.  Such investments  typically  involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing  countries are substantially  smaller, less liquid and more  volatile than the major  securities  markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of  persons  and  financial  institutions,  which may limit the number of shares  available for investment by a Fund.  Similarly,  volume and liquidity in the bond markets in developing countries are less than in the United States and, at times,  price  volatility can be greater than in the United States. A limited number of issuers in developing  countries'  securities  markets may represent a disproportionately large percentage of market capitalization and trading volume.
The limited  liquidity of securities  markets in  developing  countries may also affect a Fund's  ability to acquire  or dispose of  securities  at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid  securities  markets, a Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net  assets in  illiquid  securities.  Conversely,  a
Fund's inability to dispose fully and promptly of positions in declining markets will  cause the  Fund's  net asset  value to  decline as the value of the unsold positions  is  marked  to lower  prices.  In  addition,  securities  markets  in developing  countries are  susceptible  to being  influenced by large  investors trading significant blocks of securities.

     Political and economic  structures in many such countries may be undergoing significant  evolution and rapid  development,  and such  countries may lack the social,  political and economic  stability  characteristic of the United States.
Certain of such countries have in the past failed to recognize  private property rights  and have at times  nationalized  or  expropriated  the assets of private companies.  As a  result,  the risks  described  above,  including  the risks of nationalization  or  expropriation  of assets,  may be heightened.  In addition, unanticipated  political or social developments may affect the value of a Fund's investments in those  countries and the  availability  to the Fund of additional investments in those countries.

     Economies of developing  countries may differ favorably or unfavorably from the United States'  economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments  position.  As  export-driven  economies,  the  economies of countries in the Asia Region are affected by  developments  in the  economies of their  principal  trading  partners.  Hong Kong,  Japan and Taiwan have  limited natural  resources,  resulting in dependence on foreign  sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain  developing  countries do not have  comprehensive  systems of laws, although substantial changes have occurred in many such countries in this regard in recent years.  Laws regarding  fiduciary duties of officers and directors and the protection of shareholders  may not be well  developed.  Even where adequate law exists in such  developing  countries,  it may be impossible to obtain swift and equitable  enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary Receipts. The Nationwide  International Value Fund may invest in
foreign  securities  by  purchasing  depositary  receipts,   including  American
Depositary  Receipts ("ADRs"),  European Depositary Receipts ("EDRs") and Global
Depositary Receipts ("GDRs") or other securities  convertible into securities of issuers based in foreign  countries.  These  securities  may not  necessarily be denominated  in the  same  currency  as the  securities  which  they  represent.
Generally,  ADRs, in registered  form, are  denominated in U.S.  dollars and are designed for use in the U.S.  securities  markets,  GDRs,  in bearer  form,  are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other  currencies  and are designed for use in European  securities  markets.
ADRs are receipts  typically  issued by a U.S. bank or trust company  evidencing ownership of the underlying securities.  EDRs are European receipts evidencing a similar  arrangement.  GDRs are receipts  typically issued by non-United  States banks and trust companies that evidence  ownership of either foreign or domestic securities.  For purposes of the Funds' investment policies, ADRs, GDRs and EDRs are deemed to have the same  classification  as the underlying  securities  they represent.  Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     The  Fund  may  invest  in  depositary  receipts  through  "sponsored"  or
"unsponsored" facilities. While depositary receipts issued under these two types of facilities are in some respects similar,  there are distinctions between them relating to the rights and  obligations  of depositary  receipt  holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositaries agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

CONVERTIBLE SECURITIES

     Convertible securities are bonds,  debentures,  notes, preferred stocks, or other  securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular  period of time at a  specified  price or  formula.  Convertible  securities  have  general characteristics  similar to both debt  obligations  and equity  securities.  The value  of a  convertible  security  is a  function  of  its  "investment  value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  the credit standing of the issuer and other factors.  The market value of convertible  securities  tends to decline as interest  rates  increase and,  conversely,  tends to increase as interest rates decline.  The  conversion  value of a convertible  security is determined by the market price of the  underlying  common stock.  The market value of  convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore  will react to  variations in the general  market for equity  securities.  If the  conversion  value is low relative to the investment value,  the price of the  convertible  security is governed  principally  by its investment value.  Generally,  the conversion value decreases as the convertible security approaches  maturity.  To the extent the market price of the underlying common  stock  approaches  or exceeds  the  conversion  price,  the price of the convertible security will be increasingly  influenced by its conversion value. A convertible  security generally will sell at a premium over its conversion value by the  extent  to which  investors  place  value on the  right to  acquire  the underlying  common  stock  while  holding  a  fixed-income  security.  While  no securities  investments are without risk,  investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible  security  entitles the holder to receive  interest  normally paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the
convertible   security  matures  or  is  redeemed,   converted,   or  exchanged.
Convertible  securities  have  unique  investment  characteristics  in that they generally  (i) have  higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the underlying  stock since they have  fixed-income  characteristics, and (iii) provide the potential for capital  appreciation if the market price of the underlying common stock increases. Most convertible securities currently are
issued  by  U.S.  companies,   although  a  substantial  Eurodollar  convertible
securities  market has  developed,  and the markets for  convertible  securities denominated in local currencies are increasing.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument. If a convertible security held by a Fund is called for redemption, a
Fund will be  required to permit the issuer to redeem the  security,  convert it into the underlying common stock, or sell it to a third party.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities,  and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities  typically  are  rated  below  investment  grade  or are  not  rated, depending on the general creditworthiness of the issuer.

WARRANTS

     Warrants  are  securities   giving  the  holder  the  right,  but  not  the
obligation,  to buy the stock of an issuer at a given  price  (generally  higher than the  value of the  stock at the time of  issuance),  on a  specified  date, during a specified period, or perpetually.  Warrants may be acquired  separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or  attached  to  securities  are not  subject  to these  restrictions.
Warrants  do not carry with them the right to  dividends  or voting  rights with respect to the securities  that they entitle their holder to purchase,  and they do not represent any rights in the assets of the issuer.  As a result,  warrants may be considered more speculative  than certain other types of investments.  In addition,  the value of a warrant does not necessarily  change with the value of the  underlying  securities,  and a warrant  ceases  to have  value if it is not exercised prior to its expiration date.

PREFERRED STOCK

     Preferred stocks,  like some debt obligations,  are generally  fixed-income securities.  Shareholders of preferred stocks normally have the right to receive dividends  at a fixed  rate  when  and as  declared  by the  issuer's  board  of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative  dividends  usually must be paid prior to  shareholders of common stock  receiving any dividends.  Because  preferred stock dividends must be paid before common stock dividends,  preferred stocks generally entail less risk than common stocks.  Upon  liquidation,  preferred stocks are entitled to a specified liquidation preference,  which is generally the same as the par or stated value, and are  senior in right of  payment  to common  stock.  Preferred  stocks  are, however,  equity  securities in the sense that they do not represent a liability of the issuer and,  therefore,  do not offer as great a degree of  protection of capital or assurance  of  continued  income as  investments  in  corporate  debt securities.  Preferred  stocks generally are subordinated in right of payment to all debt  obligations  and creditors of the issuer,  and  convertible  preferred stocks may be subordinated to other preferred stock of the same issuer.

INTERESTS IN PUBLICLY TRADED LIMITED PARTNERSHIPS

     The  Funds  may  also  invest  in  interests  in  publicly  traded  limited partnerships  (limited  partnership  interests or units) which represent  equity interests  in the assets and  earnings of the  partnership's  trade or business.
Unlike common stock in a corporation, limited partnership interests have limited or no voting  rights.  However,  many of the risks of investing in common stocks are still  applicable  to  investments  in  limited  partnership  interests.  In addition,  limited  partnership  interests  are  subject to risks not present in common stock. For example,  interest income generated from limited  partnerships deemed not to be "publicly  traded" will not be considered  "qualifying  income"
under the  Internal  Revenue  Code of 1986,  as amended  (the  "Code"),  and may
trigger  adverse  tax   consequences.   Also,   since  publicly  traded  limited
partnerships   are  a  less  common  form  of   organizational   structure  than
corporations,  the limited  partnership  units may be less liquid than  publicly
traded  common  stock.   Also,  because  of  the  difference  in  organizational
structure, the fair value of limited partnership units in a Fund's portfolio may be based either upon the current  market price of such units,  or if there is no current market price,  upon the pro rata value of the  underlying  assets of the partnership.  Limited  partnership  units  also have the risk  that the  limited partnership  might,  under  certain  circumstances,  be  treated  as  a  general partnership  giving rise to broader  liability  exposure to the limited partners for activities of the  partnership.  Further,  the general partners of a limited partnership may be able to significantly  change the business or asset structure of a limited  partnership  without  the limited  partners  having any ability to disapprove any such changes. In certain limited  partnerships,  limited partners may also be required to return  distributions  previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

SHORT SELLING OF SECURITIES

     In a short sale of  securities,  a Fund sells  stock which it does not own, making  delivery  with  securities  "borrowed"  from a  broker.  A Fund  is then obligated to replace the security  borrowed by purchasing it at the market price at the time of replacement.  This price may or may not be less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender any  dividends or interest  which  accrue  during the period of the loan. In order to borrow the security, a Fund may also have to pay a premium  and/or  interest  which would increase the cost of the security sold.
The  proceeds of the short sale will be  retained  by the broker,  to the extent necessary to meet margin  requirements,  until the short position is closed out.
In addition, the broker may require the deposit of collateral (generally,  up to
50% of the value of the securities sold short).

     A Fund will  incur a loss as a result of the short sale if the price of the security  increases between the date of the short sale and the date on which the
Fund replaces the borrowed security.  A Fund will realize a gain if the security declines  in price  between  those  two  dates.  The  amount of any gain will be decreased  and the  amount  of any loss  will be  increased  by any  premium  or interest a Fund may be required to pay in connection with the short sale. When a cash  dividend is declared on a security for which a Fund has a short  position, the Fund incurs the  obligation  to pay an amount equal to that  dividend to the lender of the shorted  security.  However,  any such dividend on a security sold short  generally  reduces  the  market  value  of  the  shorted  security,  thus increasing a Fund's  unrealized  gain or reducing the Fund's  unrealized loss on its  short-sale  transaction.  Whether a Fund will be  successful in utilizing a short  sale  will  depend,  in  part,  on the  ability  of a Fund's  adviser  or subadviser  to predict  correctly  whether the price of a security it borrows to sell short will decrease.

     In a short sale,  the seller does not  immediately  deliver the  securities sold and is said to have a short  position in those  securities  until  delivery occurs.  A Fund must  segregate  or  earmark  an amount of cash or other  liquid assets equal to the difference  between (a) the market value of securities  sold short at the time that they were sold short and (b) the value of the  collateral deposited  with the broker to meet margin  requirements  in connection  with the short sale (not  including  the proceeds  from the short sale).  While the short position is open, a Fund must maintain on a daily basis  segregated or earmarked liquid assets at such a level that the amount  segregated or earmarked  plus the amount of  collateral  deposited  with the broker as margin  equals the  current market value of the securities sold short.

     Each Fund also may engage in short sales,  if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment  technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment  purposes.  A Fund may,  however,  make a short sale as a hedge,  when it believes  that the price of a security  may  decline,  causing a decline in the value of a security owned by the Fund (or a security  convertible or exchangeable for such security),  or when the Fund wants to sell the security at an attractive  current  price.  In such a case, any future losses in a Fund's long position should be offset by a gain in the short position and,  conversely, any gain in the long position should be reduced by a loss in the short position.
The extent to which such gains or losses are reduced will depend upon the amount of the  security  sold short  relative to the amount a Fund owns.  There will be certain  additional  transaction  costs  associated with short sales against the box. For tax  purposes,  a Fund that enters into a short sale  "against the box"
may be treated as having made a constructive  sale of an "appreciated  financial position," causing the Fund to realize gain, but not loss.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     Each Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer  than seven  days,  time  deposits  maturing  in more than seven days and securities  that are  illiquid  because of the  absence  of a readily  available market or legal or contractual  restrictions on resale or other factors limiting the marketability of the security.  Repurchase  agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from registration. The Funds typically do not hold a significant amount of these restricted or other illiquid  securities  because of the potential for delays on resale and  uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities,  and a Fund might be unable to dispose of restricted or other illiquid  securities promptly or at reasonable prices and might thereby  experience  difficulty  satisfying  redemptions within seven days. A Fund might also have to register  such  restricted  securities  in order to dispose of them  resulting  in  additional  expense and delay.  Adverse market conditions could impede such a public offering of securities.

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of the Funds' limitations on investments in illiquid securities unless, pursuant to procedures  adopted by the Board of Trustees of the Trust,  a Fund's adviser or subadviser has determined  such  securities to be liquid because such securities  are  eligible  for  resale  pursuant  to Rule  144A and are  readily
saleable.  To  the  extent  that  qualified   institutional  buyers  may  become
uninterested in purchasing Rule 144A  securities,  a Fund's level of illiquidity may increase.

     A Fund  may  sell  over-the-counter  ("OTC")  options  and,  in  connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options  written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree  that the Funds may  repurchase  any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum  repurchase  price under the formula exceeds the intrinsic value of the option.

     A Fund's  adviser or  subadviser  will monitor the  liquidity of restricted securities for the Fund. In reaching liquidity decisions,  the following factors are considered:  (1) the unregistered nature of the security;  (2) the frequency of trades  and  quotes for the  security;  (3) the number of dealers  wishing to purchase or sell the security and the number of other potential purchasers;  (4)
dealer  undertakings  to make a market in the security and (5) the nature of the security  and the nature of the  marketplace  trades  (e.g.,  the time needed to dispose of the security,  the method of  soliciting  offers and the mechanics of the transfer).

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as accredited investors.

     Section  4(2)  paper not  eligible  for  resale  under  Rule 144A under the
Securities  Act shall be  deemed  liquid if (1) the  Section  4(2)  paper is not traded flat or in default as to  principal  and  interest;  (2) the Section 4(2)
paper is rated  in one of the two  highest  rating  categories  by at least  two nationally recognized statistical ratings organizations  ("NRSROs"),  or if only one NRSRO rates the security,  it is rated in one of the two highest  categories by that NRSRO;  and (3) the adviser or subadviser  believes  that,  based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at  approximately  the amount at which a
Fund has valued the security.

DEBT OBLIGATIONS

     Debt  obligations are subject to the risk of an issuer's  inability to meet principal and interest  payments on its obligations when due ("credit risk") and
are  subject  to  price   volatility  due  to  such  factors  as  interest  rate
sensitivity,  market  perception  of the  creditworthiness  of the  issuer,  and general  market  liquidity.  Lower-rated  securities are more likely to react to developments affecting these risks than are more highly rated securities,  which react  primarily to movements in the general level of interest  rates.  Although the  fluctuation  in the price of debt  securities is normally less than that of common  stocks,  in the past  there  have  been  extended  periods  of  cyclical increases in interest rates that have caused  significant  declines in the price of debt  securities  in  general  and have  caused  the  effective  maturity  of securities with prepayment features to be extended,  thus effectively converting short or intermediate-term  securities (which tend to be less volatile in price)
into long term securities (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by a Fund as initial  criteria for the  selection of portfolio  securities, but the Funds also rely upon the  independent  advice of the  Funds'  adviser to evaluate potential investments. This is particularly important for lower-quality securities.  Among the factors that will be considered is the long-term  ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's  capital  structure,  existing  debt and  earnings  history.  The
Appendix to this SAI contains further information about the rating categories of
NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issuer of securities  may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition,  it is possible that an NRSRO might not change its rating of a  particular  issuer to  reflect  subsequent  events.  None of these  events generally  will  require  sale of such  securities,  but a Fund's  adviser  will consider such events in its  determination  of whether a Fund should continue to hold the securities.

     In addition,  to the extent that the ratings  change as a result of changes in a NRSRO or its rating  systems,  or due to a  corporate  reorganization,  the
Funds will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. The Funds anticipate investing in medium-quality obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO. Medium-quality securities,  although considered  investment-grade, may  have  some  speculative  characteristics  and  may be  subject  to  greater fluctuations in value than higher-rated securities.  In addition, the issuers of medium-quality  securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Lower-Quality   (High-Risk)   Securities.   Non-investment  grade  debt  or
lower-quality/rated   securities  (hereinafter  referred  to  as  "lower-quality securities") include (i) bonds rated as low as C by Moody's,  Standard & Poor's, or Fitch, Inc. ("Fitch"),  (ii) commercial paper rated as low as C by Standard &
Poor's,  Not Prime by  Moody's  or Fitch 4 by  Fitch;  and  (iii)  unrated  debt securities of comparable  quality.  Lower-quality  securities,  while  generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There
is  more  risk   associated   with   these   investments   because   of  reduced
creditworthiness  and  increased  risk  of  default.   Under  NRSRO  guidelines,
lower-quality securities and comparable unrated securities will likely have some
quality  and   protective   characteristics   that  are   outweighed   by  large
uncertainties  or major  risk  exposures  to adverse  conditions.  Lower-quality securities are considered to have extremely poor prospects of ever attaining any real  investment  standing,  to have a  current  identifiable  vulnerability  to default  or to be in  default,  to be  unlikely  to have  the  capacity  to make required  interest payments and repay principal when due in the event of adverse business,  financial or economic conditions,  or to be in default or not current in the payment of  interest or  principal.  They are  regarded as  predominantly speculative  with  respect to the  issuer's  capacity to pay  interest and repay principal.  The special risk  considerations  in connection with  investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes.  Interest-bearing securities typically  experience  appreciation when interest rates decline and depreciation when interest  rates rise.  The market values of  lower-quality  and  comparable unrated  securities  tend to  reflect  individual  corporate  developments  to a greater  extent  than do  higher-rated  securities,  which  react  primarily  to
fluctuations  in  the  general  level  of  interest  rates.   Lower-quality  and
comparable  unrated  securities  also  tend to be  more  sensitive  to  economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than  securities  in the  higher-rated  categories.  During an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers  of  lower-quality  and  comparable  unrated  securities  may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations may also be  adversely  affected by specific  corporate  developments,  the issuer's inability to meet specific projected business forecasts or the unavailability of additional  financing.  The risk of loss due to  default  by an  issuer of these securities is significantly greater than issuers of higher-rated securities also because such  securities are generally  unsecured and are often  subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security  defaulted,  the Fund might incur additional expenses to seek recovery.
Periods of economic  uncertainty  and  changes  would also  generally  result in increased  volatility in the market prices of these  securities  and thus in the
Fund's net asset value.

     As previously  stated,  the value of a lower-quality or comparable  unrated security  will  generally  decrease  in  a  rising  interest  rate  market,  and accordingly so will a Fund's net asset value. If a Fund  experiences  unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio  securities  without  regard to their  investment  merits.  Due to the limited liquidity of lower-quality and comparable unrated securities  (discussed below),  a Fund may be forced to liquidate  these  securities  at a  substantial discount which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities typically  contain  redemption,  call or prepayment  provisions which permit the issuer of such  securities  containing  such  provisions to, at its  discretion, redeem the  securities.  During periods of falling  interest  rates,  issuers of these  securities  are likely to redeem or prepay the  securities  and refinance them with debt  securities at a lower  interest rate. To the extent an issuer is able to refinance the securities,  or otherwise  redeem them, a Fund may have to replace the securities with a lower yielding  security,  which would result in a lower return for the Fund.

     Liquidity and Valuation. The Funds may have difficulty disposing of certain lower-quality  and  comparable  unrated  securities  because there may be a thin trading market for such securities.  Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities.  The Funds anticipate that such  securities  could  be  sold  only  to  a  limited  number  of  dealers  or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated  securities.
The lack of a liquid  secondary  market may have an adverse impact on the market price of the  security.  As a result,  a Fund's net asset  value and  ability to dispose of particular  securities,  when necessary to meet the Fund's  liquidity needs or in response to a specific economic event, may be impacted.  The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain  accurate  market  quotations  for  purposes of valuing the
Fund's  portfolio.  Market  quotations  are  generally  available  on many lower quality and comparable  unrated issues only from a limited number of dealers and may not  necessarily  represent  firm bids of such  dealers or prices for actual sales.  During periods of thin trading,  the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions,  whether or not based on  fundamental  analysis,  may  decrease the values  and  liquidity  of lower  quality  and  comparable  unrated  securities, especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or guaranteed  by  the  U.S.  government  or  its  agencies  or  instrumentalities.
Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

-    The Federal Housing Administration and the Farmers Home Administration;

-    The  Government  National  Mortgage  Association  ("GNMA"),  including GNMA pass-through certificates, which are backed by the full faith and credit of the  United  States  government;  - The  Federal  Home  Loan  Banks,  whose securities are supported only by the credit of such agency;

-    The  Federal  Farm Credit  Banks,  government-sponsored  institutions  that consolidate the financing activities of the Federal Land Banks, the Federal
     Intermediate Credit Banks and the Banks for Cooperatives; and

-    The  Federal  Home Loan  Mortgage  Corporation  ("FHLMC")  and the  Federal
     National Mortgage Association ("FNMA"), whose securities are supported only by the  credit  of  such  agencies  and  are  not  guaranteed  by the  U.S.
     government.  However,  the  Secretary of the Treasury has the  authority to support FHLMC and FNMA by purchasing  limited  amounts of their  respective obligations.

     The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an  outstanding  Treasury  security and selling them as  individual securities.  To the extent the Fund  purchases the principal  portion of STRIPS, the Fund will not receive regular interest payments.  Instead STRIPS are sold at a deep  discount  from their face value.  Because the  principal  portion of the
STRIPS does not pay current  income,  its price can be  volatile  when  interest rates change.  In  calculating  their  dividends,  the Fund take into account as income a portion of the  difference  between the principal  portion of a STRIPS'
purchase price and its face value.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S.
dollars,  issued  under the  framework  of the Brady Plan.  The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor  nations to  restructure  their  outstanding  external commercial bank indebtedness. In restructuring its external debt under the Brady
Plan  framework,  a debtor nation  negotiates  with its existing bank lenders as
well  as  multilateral   institutions  such  as  the   International   Bank  for
Reconstruction and Development (the "World Bank") and the International Monetary
Fund (the "IMF").  The Brady Plan framework,  as it has developed,  contemplates the  exchange of external  commercial  bank debt for newly issued bonds known as
"Brady  Bonds."  Brady  Bonds may also be issued in respect  of new money  being advanced by existing  lenders in  connection  with the debt  restructuring.  The
World Bank and/or the IMF support the  restructuring by providing funds pursuant to loan  agreements  or other  arrangements  that  enable the  debtor  nation to collateralize  the new Brady Bonds or to repurchase  outstanding  bank debt at a discount.  Under these  arrangements  with the World Bank and/or the IMF, debtor nations have been required to agree to the  implementation  of certain  domestic monetary and fiscal reforms.  Such reforms have included the  liberalization  of trade and foreign investment,  the privatization of state-owned  enterprises and the setting of targets for public  spending and  borrowing.  These  policies and programs seek to promote the debtor  country's  economic growth and development.
Investors  should  also  recognize  that the Brady Plan only sets forth  general guiding  principles for economic  reform and debt  reduction,  emphasizing  that solutions must be negotiated on a case-by-case  basis between debtor nations and their creditors. The Funds' adviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries  which have  issued or have  announced  plans to issue  Brady Bonds an attractive  opportunity for investment.  However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service  reduction through specific options negotiated by a debtor nation with its creditors.  As a result,  the financial packages offered by each country  differ.  The types of options have included the exchange of outstanding commercial  bank debt for bonds  issued at 100% of face value of such debt which carry a  below-market  stated rate of interest  (generally  known as par bonds), bonds issued at a discount from the face value of such debt (generally  known as discount  bonds),  bonds bearing an interest rate which  increases over time and bonds issued in exchange for the  advancement of new money by existing  lenders.
Regardless  of the stated  face amount and stated  interest  rate of the various types  of Brady  Bonds,  the  applicable  Funds  will  purchase  Brady  Bonds in secondary  markets,  as  described  below,  in which  the price and yield to the investor reflect market  conditions at the time of purchase.  Certain  sovereign bonds are entitled to "value recovery payments" in certain circumstances,  which in effect  constitute  supplemental  interest  payments  but  generally  are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero  coupon  bonds with a maturity  equal to the final  maturity  of such Brady
Bonds. The U.S.  Treasury bonds purchased as collateral for such Brady Bonds are financed  by the IMF,  the  World  Bank and the  debtor  nations'  reserves.  In
addition,   interest   payments   on  certain   types  of  Brady  Bonds  may  be
collateralized  by cash or  high-grade  securities  in  amounts  that  typically represent  between 12 and 18 months of interest  accruals  on these  instruments with the balance of the interest accruals being  uncollateralized.  In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations  held as  collateral  for  the  payment  of  principal  will  not be distributed  to investors,  nor will such  obligations  be sold and the proceeds distributed.  The  collateral  will  be  held  by the  collateral  agent  to the scheduled  maturity of the  defaulted  Brady  Bonds,  which will  continue to be outstanding,  at which  time the fact  amount of the  collateral  will equal the principal  payments  that  would  have then  been due on the Brady  Bonds in the normal  course.  However,  in light of the residual risk of the Brady Bonds and, among other  factors,  the history of default  with respect to  commercial  bank loans  by  public  and  private  entities  of  countries  issuing  Brady  Bonds, investments  in Brady Bonds are  considered  speculative.  The Fund may purchase
Brady Bonds with no or limited  collateralization,  and, for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Foreign  Sovereign Debt. The Funds may invest in sovereign debt obligations issued  by  foreign  governments.  To  the  extent  that  the  Funds  invest  in obligations issued by developing or emerging markets,  these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial  banks,  other  governments, international financial  organizations and other financial  institutions.  These obligors  have in the past  experienced  substantial  difficulties  in servicing their external debt  obligations,  which led to defaults on certain  obligations and the restructuring of certain indebtedness.  Restructuring  arrangements have included,  among other things,  reducing and rescheduling interest and principal
payments  by  negotiation  new  or  amended  credit   agreements  or  converting
outstanding  principal  and unpaid  interest to Brady Bonds,  and  obtaining new credit for finance interest payments.  Holders of certain foreign sovereign debt securities  may be  requested  to  participate  in  the  restructuring  of  such obligations  and to  extend  further  loans to their  issuers.  There  can be no assurance that the foreign  sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may  adversely  affect the Fund's  holdings.  Furthermore,  certain participants in the secondary  market for such debt may be directly  involved in negotiating  the terms of these  arrangements  and may therefore  have access to information not available to other market participants.

MONEY MARKET INSTRUMENTS

Money market instruments may include the following types of instruments:

o    obligations  issued or  guaranteed as to interest and principal by the U.S.
     government, its agencies, or instrumentalities,  or any federally chartered corporation, with remaining maturities of 397 days or less;

o    obligations   of   sovereign   foreign    governments,    their   agencies,
     instrumentalities and political subdivisions,  with remaining maturities of
     397 days or less;

o    obligations  of  municipalities  and states,  their  agencies and political subdivisions with remaining maturities of 397 days or less;

o    asset-backed  commercial  paper  whose  own  rating  or the  rating  of any guarantor is in one of the two highest categories of any NRSRO;

o    repurchase agreements;

o    bank or savings and loan obligations;

o    commercial  paper  (including  asset-backed  commercial  paper),  which are short-term  unsecured  promissory  notes issued by corporations in order to finance  their  current  operations.  It may  also  be  issued  by  foreign governments, and states and municipalities.  Generally the commercial paper or its  guarantor  will be rated within the top two rating  categories by a
     NRSRO, or if not rated, is issued and guaranteed as to payment of principal and  interest  by  companies  which at the date of  investment  have a high quality outstanding debt issue;

o    bank loan participation agreements representing obligations of corporations having a high quality  short-term  rating,  at the date of investment,  and under which the Fund will look to the  creditworthiness of the lender bank, which is obligated to make  payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

o    high  quality   short-term   (maturity  in  397  days  or  less)  corporate
     obligations,  rated within the top two rating  categories by a NRSRO or, if not rated,  deemed to be of comparable quality by the applicable adviser or subadviser;

o    extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the  maturity of the note up to 397 days with the option to call the note any time during the extension period.

o    unrated short-term (maturing in 397 days or less) debt obligations that are determined  by a  Fund's  adviser  to  be  of  comparable  quality  to  the securities described above.

REPURCHASE AGREEMENTS

     In connection  with the purchase by a Fund of a repurchase  agreement  from member banks of the Federal  Reserve  System or certain  non-bank  dealers,  the
Funds'  custodian,  or a subcustodian,  will have custody of, and will hold in a segregated  account,  securities  acquired  by  a  Fund  under  such  repurchase agreement.  Repurchase  agreements  are  contracts  under  which  the buyer of a security  simultaneously  commits  to resell  the  security  to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the  Securities  and Exchange  Commission  (the "SEC") to be loans by the Funds.
Repurchase agreements may be entered into with respect to securities of the type in which the  Funds may  invest or  government  securities  regardless  of their remaining  maturities,  and will require that additional securities be deposited with the  Funds'  custodian  or  subcustodian  if the  value  of the  securities purchased  should  decrease  below their  resale  price.  Repurchase  agreements involve  certain risks in the event of default or insolvency by the other party, including  possible delays or restrictions upon the Funds' ability to dispose of the underlying  securities,  the risk of a possible  decline in the value of the underlying  securities  during  the period in which the Funds seek to assert its rights to them, the risk of incurring  expenses  associated with asserting those rights  and the risk of losing  all or part of the  income  from the  repurchase agreement.  A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     When  securities  are purchased on a  "when-issued"  basis or purchased for delayed  delivery,  then payment and delivery occur beyond the normal settlement date at a stated  price and  yield.  When-issued  transactions  normally  settle within  45 days.  The  payment  obligation  and the  interest  rate that will be received on  when-issued  securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a  when-issued  or  delayed-delivery  basis,  the  yields  obtained  on  such securities may be higher or lower than the yields available in the market on the dates when the investments are actually  delivered to the buyers.  The greater a
Fund's outstanding commitments for these securities, the greater the exposure to
potential   fluctuations  in  the  net  asset  value  of  the  Fund.  Purchasing when-issued or delayed-delivery  securities may involve the additional risk that the yield or market price  available in the market when the delivery  occurs may be  higher  or the  market  price  lower  than  that  obtained  at the  time  of commitment.

     If a Fund agree to purchase when-issued or delayed-delivery  securities, to the extent required by the SEC, its custodian will set aside permissible  liquid assets equal to the amount of the commitment in a segregated account.  Normally, the  custodian  will set  aside  portfolio  securities  to  satisfy  a  purchase commitment,  and in such a case a Fund  may be  required  subsequently  to place additional assets in the segregated account in order to ensure that the value of the segregated account remains equal to the amount of the Fund's commitment.  It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio  securities to cover such purchase commitments than when it sets aside cash.  In  addition,  because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above,  the Fund's  liquidity  and the ability of its adviser or  subadviser  to
manage  it  might  be  affected  in  the  event  its   commitments  to  purchase
"when-issued" securities ever exceed 25% of the value of its total assets. Under
normal  market   conditions,   however,   the  Fund's   commitment  to  purchase
"when-issued" or "delayed-delivery"  securities will not exceed 25% of the value of its total  assets.  When a Fund engages in  when-issued  or  delayed-delivery transactions,  it relies on the other party to consummate the trade.  Failure of the  seller  to do so may  result  in a Fund  incurring  a loss  or  missing  an opportunity to obtain a price considered to be advantageous.

LENDING PORTFOLIO SECURITIES

     The  Funds may lend  their  respective  portfolio  securities  to  brokers, dealers and other financial institutions,  provided it receives collateral, with respect to the loan of U.S.  securities,  equal to at least 102% of the value of the portfolio  securities loaned, and with respect to each such loan of non-U.S.
securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such  collateral  on a daily basis so that the market  value of such  collateral does not fall below  100% of the market  value of the  portfolio  securities  so loaned.  By lending its  portfolio  securities,  a Fund can  increase its income through the investment of the cash collateral.  For the purposes of this policy, the Funds consider collateral  consisting of cash, U.S. government securities or letters of credit issued by qualified banks whose  securities meet the standards for investment by the Funds to be the equivalent of cash. From time to time, the
Funds may return to the  borrower or a third party  which is  unaffiliated  with them, and which is acting as a "placing  broker," a part of the interest  earned from the investment of collateral received for securities loaned.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever portfolio  securities are loaned: (1) a Fund must receive at least 100%
collateral of the type  discussed in the preceding  paragraph from the borrower;
(2) the borrower must increase such collateral  whenever the market value of the securities  loaned rises above the level of such collateral;  (3) a Fund must be able to  terminate  the loan at any  time;  (4) a Fund must  receive  reasonable interest on the loan, as well as any dividends,  interest or other distributions payable on the loaned  securities,  and any increase in market value; (5) a Fund may pay only  reasonable  custodian  fees in connection  with the loan;  and (6)
while any voting rights on the loaned  securities may pass to the borrower,  the
Funds' Board of Trustees must be able to terminate the loan and regain the right to vote the  securities if a material event  adversely  affecting the investment occurs. These conditions may be subject to future modification.  Loan agreements involve  certain  risks in the event of default or insolvency of the other party including  possible delays or restrictions  upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INVESTMENT OF SECURITIES LENDING COLLATERAL

     The cash  collateral  received  from a  borrower  as a result of the Funds'
securities  lending  activities  will  be  used to  purchase  both  fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or  floating  rate  basis,  including:  bank  obligations;
commercial  paper;  investment  agreements,  funding  agreements,  or guaranteed investment  contracts entered into with, or guaranteed by an insurance  company;
loan participations; master notes; medium term notes; repurchase agreements; and
U.S.  government  securities.  Except  for the  investment  agreements,  funding agreements  or  guaranteed  investment  contracts  guaranteed  by  an  insurance company,  master notes, and medium term notes (which are described below), these types of investments are described  elsewhere in the SAI. Collateral may also be
invested  in  a  money  market  investment  company  or  short-term   collective
investment trust.

     Investment  agreements,   funding  agreements,   or  guaranteed  investment
contracts  entered  into  with,  or  guaranteed  by  an  insurance  company  are agreements where an insurance  company either provides for the investment of the
Fund's  assets or may  provide  for a minimum  guaranteed  rate of return to the investor.

     Master notes are promissory  notes issued usually with large,  creditworthy broker-dealers  on either a fixed rate or floating rate basis.  Master notes may or may not be  collateralized  by underlying  securities.  If the master note is issued by an  unrated  subsidiary  of a  broker-dealer,  then the  unconditional guarantee is provided by the issuer's parent.

     Medium-term  notes  are  unsecured,  continuously  offered  corporate  debt obligations.  Although medium-term notes may be offered with a maturity from one to ten years, in the context of securities lending  collateral,  the maturity of the medium-term note will not generally exceed two years.

INDEXED SECURITIES

     The Funds may invest in securities  whose potential  return is based on the change  in  particular  measurements  of  value  or rates  (an  "index").  As an illustration,  the Funds may invest in a debt  security  that pays  interest and returns  principal  based on the change in the value of a securities  index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated  interest payments or loss of principal in the event of an adverse movement in the relevant index.

BORROWING

     A Fund may borrow  money  from  banks,  limited  by the Fund's  fundamental investment  restriction  (generally,  331/3% of its total assets  (including the amount borrowed)),  including  borrowings for temporary or emergency purposes. A
Fund may engage in reverse repurchase  agreements which may be considered a form of borrowing,  unless the Fund covers its exposure by  segregating or earmarking liquid assets.

DERIVATIVE INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including  options,  futures  contracts  (sometimes  referred to as  "futures"), options on futures contracts,  stock index options,  forward currency contracts, swaps and  structured  contracts,  to hedge  the  Fund's  portfolio  or for risk management  or for any other  permissible  purposes  consistent  with the Fund's investment objective.  Derivative  instruments are securities or agreements with their  values  based on the value of an  underlying  asset  (e.g.,  a  security, currency or index) or the level of a reference index.

     Derivatives  generally have investment  characteristics that are based upon either  forward  contracts  (under  which one party is  obligated to buy and the other party is obligated to sell an  underlying  asset at a specific  price on a specified  date) or option  contracts  (under which the holder of the option has the  right  but not the  obligation  to buy or sell  an  underlying  asset  at a specified  price on or before a  specified  date).  Consequently,  the change in value of a  forward-based  derivative  generally is roughly  proportional to the change  in  value  of  the  underlying  asset.  In  contrast,  the  buyer  of an option-based  derivative  generally will benefit from favorable movements in the price of the  underlying  asset but is not exposed to the  corresponding  losses that result from adverse  movements in the value of the  underlying  asset.  The seller  (writer) of an  option-based  derivative  generally will receive fees or premiums but generally is exposed to losses  resulting from changes in the value of the  underlying  asset.  Derivative  transactions  may  include  elements  of leverage  and,  accordingly,  the  fluctuation  of the  value of the  derivative transaction in relation to the underlying asset may be magnified.

     The use of these  instruments  is subject to applicable  regulations of the
SEC, the several  options and futures  exchanges  upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments.  The use of derivative instruments involves special  considerations  and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1)  Successful  use of most of  these  instruments  depends  upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency  markets,  which requires skills different from those necessary for predicting  changes  in the  prices of  individual  securities.  There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation,  or even no correlation,  between price  movements  of an  instrument  and price  movements of  investments  being hedged.  For example,  if the value of an instrument used in a short hedge (such as writing a call option,  buying a put option,  or selling a futures  contract)
increased by less than the decline in value of the hedged investment,  the hedge would not be fully  successful.  Such a lack of  correlation  might occur due to factors  unrelated  to the  value  of the  investments  being  hedged,  such  as speculative  or other  pressures on the markets in which these  instruments  are traded.  The effectiveness of hedges using instruments on indices will depend on the  degree  of  correlation  between  price  movements  in the  index and price movements in the investments  being hedged, as well as, how similar the index is to  the  portion  of a  Fund's  assets  being  hedged  in  terms  of  securities composition.

     (3)  Hedging  strategies,  if  successful,  can  reduce the risk of loss by wholly  or  partially  offsetting  the  negative  effect  of  unfavorable  price movements in the investments being hedged. However,  hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged  investments.  For example,  if a Fund enters into short hedges because the Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio,  and the price of that security increased instead,  the gain from that increase  might be wholly or partially  offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the  increase in the price of the  security,  a Fund could suffer a loss.

     (4) As described  below,  the Funds might be required to maintain assets as
"cover," maintain  segregated  accounts,  or make margin payments when they take positions in these  instruments  involving  obligations  to third parties (i.e., instruments other than purchased options). If the Funds were unable to close out their  positions  in such  instruments,  they might be  required  to continue to maintain  such  assets or  accounts  or make such  payments  until the  position expired or matured.  The requirements  might impair the Funds' ability to sell a portfolio  security or make an investment  at a time when it would  otherwise be favorable  to do so, or require  that the Funds sell a  portfolio  security at a disadvantageous  time.  The  Funds'  ability  to  close  out  a  position  in an instrument  prior to expiration or maturity depends on the existence of a liquid secondary  market  or,  in  the  absence  of  such a  market,  the  ability  and willingness of the other party to the transaction ("counterparty") to enter into a transaction  closing out the position.  Therefore,  there is no assurance that any hedging  position can be closed out at a time and price that is favorable to the Funds.

     Options. The Funds may purchase or write put and call options on securities and indices,  and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position.  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable  the  Funds to  enhance  income by  reason  of the  premiums  paid by the purchaser of such options.  Writing call options serves as a limited short hedge because  declines in the value of the hedged  investment  would be offset to the extent of the premium received for writing the option.  However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be  exercised,  and the Funds will be obligated to sell the  security  at less than its  market  value or will be  obligated  to purchase the security at a price greater than that at which the security must be sold under the  option.  All or a portion  of any  assets  used as cover for OTC options  written  by the  Funds  would  be  considered  illiquid  to the  extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above.
Writing put options  serves as a limited  long hedge  because  increases  in the value of the  hedged  investment  would be offset to the  extent of the  premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option  will be  exercised,  and the Funds will be  obligated  to  purchase  the security at more than its market value.

     The value of an option  position  will  reflect,  among other  things,  the historical  price  volatility of the underlying  investment,  the current market value of the underlying  investment,  the time remaining until expiration of the option,  the  relationship  of the  exercise  price to the  market  price of the underlying  investment,  and  general  market  conditions.  Options  that expire unexercised have no value. Options used by the Funds may include  European-style options,  which can only be  exercised  at  expiration.  This is in  contrast to
American-style  options  which  can  be  exercised  at  any  time  prior  to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering  into a closing  transaction.  For example,  a Fund may  terminate  its obligation  under a call or put  option  that it had  written by  purchasing  an identical call or put option;  this is known as a closing purchase  transaction.
Conversely,  a Fund may  terminate  a  position  in a put or call  option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Funds to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     The Funds may  purchase or write both OTC  options  and  options  traded on foreign  and U.S.  exchanges.  Exchange-traded  options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded option transaction.  OTC options are contracts between the Funds and a counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the Funds purchase or write an OTC option,  they rely on the  counterparty to make or take delivery of the underlying  investment  upon exercise of the option.  Failure by the  counterparty  to do so would  result in the loss of any premium paid by the
Funds as well as the loss of any expected benefit of the transaction.

     The Funds' ability to establish and close out positions in  exchange-listed options  depends  on the  existence  of a liquid  market.  The  Funds  intend to purchase or write only those exchange-traded  options for which there appears to be a liquid  secondary  market.  However,  there can be no assurance that such a market will exist at any particular time.  Closing  transactions can be made for
OTC  options  only  by  negotiating  directly  with  the  counterparty,  or by a transaction  in the  secondary  market if any such market  exists.  Although the
Funds will enter into OTC options only with  counterparties that are expected to be capable of entering  into closing  transactions  with the Funds,  there is no assurance  that the Funds  will in fact be able to close out an OTC  option at a favorable  price  prior  to  expiration.  In  the  event  of  insolvency  of the counterparty,  the Funds might be unable to close out an OTC option  position at any time prior to its expiration.

     If the Funds are unable to effect a closing  transaction for an option they had purchased, they would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Funds  could  cause  material  losses  because the Funds would be unable to sell the  investment  used as a cover for the written option until the option expires or is exercised.

     The Funds may  engage in options  transactions  on indices in much the same manner as the options on securities  discussed above,  except that index options may serve as a hedge against overall  fluctuations in the securities  markets in general.

     The writing and purchasing of options is a highly specialized activity that involves  investment  techniques and risks different from those  associated with ordinary portfolio securities  transactions.  Imperfect  correlation between the options and securities  markets may detract from the  effectiveness of attempted hedging.

     Transactions  using OTC options (other than purchased  options)  expose the
Funds to counterparty risk. To the extent required by SEC guidelines,  the Funds will not  enter  into any  such  transactions  unless  they  own  either  (1) an offsetting ("covered") position in securities,  other options, or futures or (2)
cash and liquid  obligations with a value sufficient at all times to cover their potential  obligations  to the extent not covered as provided in (1) above.  The
Funds will also set aside cash and/or  appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC  regulations.  Assets used as cover or held in a segregated  account cannot be sold while the position in the  corresponding  option  or  futures  contract  is open,  unless  they are replaced with similar assets. As a result,  the commitment of a large portion of the Funds'  assets to  segregated  accounts  as a cover could  impede  portfolio management's or the Funds' ability to meet redemption  requests or other current obligations.

     An interest  rate option is an  agreement  with a  counterparty  giving the buyer the right but not the  obligation  to buy or sell an interest rate hedging vehicle (such as a treasury  future or interest rate swap) at a future date at a predetermined  price.  The option buyer would pay a premium at the  inception of the agreement. An interest rate option can be used to actively manage the Funds'
interest  rate risk with respect to either an  individual  bond or an overlay of the entire portfolio.

     Spread  Transactions.  The Funds may purchase  covered  spread options from
securities   dealers.   Such   covered   spread   options   are  not   presently
exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security  that it owns at a fixed dollar  spread or fixed yield spread in  relationship  to another  security that the Fund does not own,  but  which is used as a  benchmark.  The risk to the  Funds in  purchasing covered spread options is the cost of the premium paid for the spread option and any  transaction  costs.  In  addition,  there  is  no  assurance  that  closing transactions  will be available.  The purchase of spread options will be used to protect the Funds against adverse changes in prevailing  credit quality spreads,
(i.e., the yield spread between high quality and lower quality securities). Such protection is only provided during the life of the spread option.

     Futures Contracts.  The Funds may enter into futures  contracts,  including interest rate, index, and currency futures and purchase and write (sell) related options.  The  purchase of futures or call  options  thereon can serve as a long hedge,  and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures  contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered  options in  securities.  The Funds'  hedging may include  purchases  of futures as an offset  against the effect of  expected  increases  in  securities prices or currency  exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. The
Funds  may  write  put  options  on  futures  contracts  while at the same  time purchasing  call  options  on the same  futures  contracts  in  order to  create synthetically a long futures contract position. Such options would have the same strike  prices and  expiration  dates.  A Fund will engage in this strategy only when the Fund's adviser or subadviser  believes it is more  advantageous  to the
Funds than purchasing the futures contract.

     To the extent required by regulatory authorities, the Funds will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade  approved  by the  CFTC  and are  standardized  as to  maturity  date  and underlying  financial  instrument.  These  transactions  may be entered into for
"bona  fide  hedging"   purposes  as  defined  in  CFTC  regulations  and  other
permissible  purposes including increasing return and hedging against changes in the value of portfolio  securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures  contracts and related options for other than "bona fide  hedging"  purposes for which the aggregate  initial  margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account  unrealized  profits and unrealized losses on any such contracts the Fund has entered into. There is no overall limit on the percentage of a Fund's  assets  that may be at risk with  respect  to  futures  activities.
Although techniques other than sales and purchases of futures contracts could be used to reduce the  Fund's  exposure  to  market,  currency,  or  interest  rate fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures  contract  provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures  contract is an agreement  pursuant to which the parties agree  to take or make  delivery  of an  amount  of cash  equal  to a  specified multiplier  times the difference  between the value of the index at the close of the last trading day of the  contract  and the price at which the index  futures contract was originally  written.  Transaction costs are incurred when a futures contract is bought or sold and margin  deposits  must be  maintained.  A futures contract may be  satisfied  by delivery or purchase,  as the case may be, of the instrument or the currency, or by payment of the change in the cash value of the index.  More  commonly,  futures  contracts  are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index  might be a  function  of the value of  certain  specified securities,  no physical delivery of those securities is made. If the offsetting purchase  price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely,  if the offsetting sale price is more than the original  purchase price, a Fund realizes a gain; if it is less, a
Fund  realizes a loss.  The  transaction  costs must also be  included  in these calculations.  There can be no assurance,  however,  that a Fund will be able to enter  into an  offsetting  transaction  with  respect to a  particular  futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract.  Instead, at the  inception  of a futures  contract,  a Fund is  required  to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction  was effected,  "initial  margin"  consisting of cash, U.S.
government securities or other liquid obligations,  in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put  option on a  futures  contract,  in  accordance  with  applicable exchange  rules.  Unlike margin in securities  transactions,  initial  margin on futures contracts does not represent a borrowing, but rather is in the nature of a  performance  bond or  good-faith  deposit  that is  returned to a Fund at the termination  of  the  transaction  if  all  contractual  obligations  have  been satisfied.  Under certain circumstances,  such as periods of high volatility,  a
Fund may be required by an exchange to increase the level of its initial  margin payment,  and initial margin  requirements  might be increased  generally in the future by regulatory action.

     Subsequent  "variation  margin"  payments  are made to and from the futures broker daily as the value of the futures  position  varies,  a process  known as
"marking to market."  Variation  margin does not involve  borrowing,  but rather represents  a daily  settlement  of a Fund's  obligations  to or from a  futures broker.  When a Fund  purchases  an option on a future,  the  premium  paid plus transaction costs is all that is at risk. In contrast,  when a Fund purchases or sells a futures  contract or writes a call or put option thereon,  it is subject to daily  variation  margin  calls  that  could be  substantial  in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements,  it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively,  an  instrument  identical  to the  instrument  held  or  written.
Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered  into (or through a linked  exchange).
Although the Funds intend to enter into futures  transactions  only on exchanges or boards of trade where there appears to be an active  market,  there can be no assurance  that  such  a  market  will  exist  for a  particular  contract  at a particular time.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or option on a futures  contract  can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses  because  prices  could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

     If a Fund was unable to liquidate a futures contract or option on a futures contract  position  due to the  absence  of a  liquid  secondary  market  or the imposition of price limits, it could incur substantial losses,  because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a Fund would continue to be required to make daily  variation  margin  payments  and might be required  to maintain  the position  being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the prices of futures  contracts  or options on futures  contracts might not correlate  perfectly with  movements in the prices of the  investments being  hedged.  For  example,  all  participants  in the  futures and options on futures  contracts markets are subject to daily variation margin calls and might be  compelled  to liquidate  futures or options on futures  contracts  positions whose prices are moving  unfavorably  to avoid being  subject to further  calls.
These  liquidations  could  increase  price  volatility of the  instruments  and distort  the normal  price  relationship  between the futures or options and the investments being hedged.  Also, because initial margin deposit  requirements in the futures markets are less onerous than margin  requirements in the securities markets,  there might be increased  participation  by  speculators in the future markets.  This participation  also might cause temporary price  distortions.  In addition, activities of large traders in both the futures and securities markets involving  arbitrage,  "program  trading" and other investment  strategies might result in temporary price distortions.

     Swap  Agreements.  A Fund may enter into interest rate,  securities  index, commodity, or security and currency exchange rate swap agreements for any lawful purpose  consistent  with  such  Fund's  investment  objective,  such as for the purpose of  attempting  to obtain or  preserve a  particular  desired  return or spread at a lower cost to the Fund than if the Fund had invested  directly in an instrument  that yielded that  desired  return or spread.  A Fund also may enter into  swaps in order to  protect  against  an  increase  in the price of, or the currency  exchange rate  applicable  to,  securities  that the Fund  anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by  institutional  investors for periods ranging from one or more days to several  years.  In a  standard  "swap"  transaction,  two  parties  agree to exchange the returns (or differentials in rates of return) earned or realized on particular  predetermined  investments or  instruments.  The gross returns to be exchanged  or  "swapped"  between the parties are  calculated  with respect to a
"notional  amount,"  i.e.,  the return on or increase  in value of a  particular dollar amount  invested at a particular  interest rate, in a particular  foreign currency,  or in a "basket" of securities  representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified  rate, or "cap";  interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest  rates fall below a specified  level,  or "floor";  and  interest  rate collars,  under which a party sells a cap and purchases a floor,  or vice versa, in an attempt to protect itself against interest rate movements  exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified  period,  in return for payments  equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The  "notional  amount" of the swap  agreement is the agreed upon basis for calculating the obligations  that the parties to a swap agreement have agreed to exchange.  Under most swap agreements entered into by a Fund, the obligations of the  parties  would  be  exchanged  on a "net  basis."  Consequently,  a  Fund's obligation  (or rights) under a swap  agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative values of the positions  held by each party to the agreement (the "net amount").
A Fund's obligation under a swap agreement will be accrued daily (offset against amounts  owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty  will  be  covered  by  the  maintenance  of a  segregated  account consisting of cash or liquid assets.

     Whether a Fund's use of swap  agreements  will be  successful in furthering its  investment  objective  will  depend,  in  part,  on a Fund's  adviser's  or subadviser's  ability to predict  correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount  expected  to be  received  under a swap  agreement  in the  event of the default or  bankruptcy  of a swap  agreement  counterparty.  The swaps market is largely unregulated.

     A Fund will enter swap  agreements only with  counterparties  that a Fund's adviser or subadviser  reasonably  believes are capable of performing  under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its  contractual  remedies  (which may be limited by bankruptcy,  insolvency or similar laws) pursuant to the  agreements  related to the transaction.

     Structured  Products.  The Funds may use structured products to hedge their portfolios. Structured products generally are individually negotiated agreements and  may  be  traded  over-the-counter.  They  are  organized  and  operated  to restructure  the investment  characteristics  of the underlying  security.  This restructuring  involves  the deposit  with or  purchase by an entity,  such as a corporation or trust, of specified  instruments  (such as commercial bank loans)
and  the  issuance  by  that  entity  of  one  or  more  classes  of  securities
("structured   securities")  backed  by,  or  representing   interests  in,  the
underlying  instruments.  The cash  flow on the  underlying  instruments  may be apportioned  among the newly issued  structured  securities to create securities with different investment characteristics,  such as varying maturities,  payment priorities  and interest rate  provisions,  and the extent of such payments made with  respect to  structured  securities  is dependent on the extent of the cash flow on the underlying instruments.

     With  respect  to  structured  products,   because  structured   securities
typically  involve no credit  enhancement,  their credit risk  generally will be equivalent  to that of the  underlying  instruments.  Investments  in structured
securities   are   generally  of  a  class  that  is  either   subordinated   or
unsubordinated to the right of payment of another class. Subordinated structured
securities   typically  have  higher  yields  and  present  greater  risks  than unsubordinated  structured securities.  Structured securities are typically sold in private  placement  transactions,  and there is currently  no active  trading market for these securities.

     Hybrid  Instruments.  Hybrid  instruments  combine  elements of  derivative contracts with those of another  security  (typically a fixed-income  security).
All or a portion of the  interest or principal  payable on a hybrid  security is determined  by  reference to changes in the price of an  underlying  asset or by reference to another benchmark (such as interest rates,  currency exchange rates or  indices).  Hybrid  instruments  also  include  convertible  securities  with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid  instruments  reflect a combination of the risks of investing in securities,  options,  futures and currencies,  and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail  significant  risks in  addition  to those  associated  with  traditional fixed-income or convertible securities.  Hybrid instruments are also potentially
more   volatile  and  carry  greater   interest  rate  risks  than   traditional
instruments.  Moreover,  depending on the structure of the particular hybrid, it may expose the Funds to leverage risks or carry liquidity risks.

     Credit  Linked  Notes.  A credit  linked  note  ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note
Issuer")  that is intended  to  replicate  a  corporate  bond or a portfolio  of corporate bonds. The purchaser of the CLN (the "Note  Purchaser")  invests a par amount and receives a payment  during the term of the CLN that equals a fixed or floating  rate of interest  equivalent  to a high rated  funded asset (such as a bank  certificate of deposit) plus an additional  premium that relates to taking on the credit risk of an identified bond (the "Reference  Bond").  Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note Issuer,  if there is neither a  designated  event of default  (an  "Event of  Default")  with  respect  to the  Reference  Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring  Event"); or
(ii) the value of the Reference  Bond if an Event of Default or a  Restructuring
Event has  occurred.  Depending  upon the terms of the CLN, it is also  possible that the  Note  Purchaser  may be  required  to take  physical  delivery  of the
Reference Bond if an Event of Default or a Restructuring Event occurs.

     Foreign  Currency-Related  Derivative Strategies -- Special Considerations.
The Funds may use  options  and  futures  and  options  on  futures  on  foreign currencies  and forward  currency  contracts to hedge  against  movements in the values of the foreign  currencies in which the Fund securities are  denominated.
The Funds may  engage in  currency  exchange  transactions  to  protect  against uncertainty  in the  level of  future  exchange  rates  and may also  engage  in currency  transactions to increase income and total return. Such currency hedges can  protect  against  price  movements  in a security a Fund owns or intends to acquire that are  attributable  to changes in the value of the currency in which it is denominated.  Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     The Funds might seek to hedge against  changes in the value of a particular currency  when no hedging  instruments  on that  currency are  available or such hedging  instruments are more expensive than certain other hedging  instruments.
In such cases,  a Fund may hedge  against  price  movements in that  currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies,  the values of which the Fund's adviser or subadviser believes  will have a high  degree of positive  correlation  to the value of the currency  being  hedged.  The risk that  movements  in the price of the  hedging instrument  will not  correlate  perfectly  with  movements  in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative  instruments on foreign  currencies  depends on the value of the underlying  currency  relative to the U.S. dollar.  Because foreign
currency   transactions   occurring  in  the  interbank   market  might  involve
substantially  larger  amounts  than those  involved in the use of such  hedging instruments,  the Funds could be  disadvantaged by having to deal in the odd lot market  (generally  consisting of  transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies or any  regulatory  requirement  that  quotations  available  through dealers or other market sources be firm or revised on a timely basis.  Quotation information  generally  is  representative  of very  large  transactions  in the interbank  market and thus might not reflect  odd-lot  transactions  where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock  market.  To the extent the U.S.  options or futures markets are closed while the markets for the underlying currencies remain open,  significant price and rate movements might take place in the underlying  markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency  in  accordance  with any U.S.  or foreign  regulations  regarding  the maintenance  of foreign  banking  arrangements  by U.S.  residents  and might be required  to pay any  fees,  taxes and  charges  associated  with such  delivery assessed in the issuing country.

     Permissible  foreign currency options will include options traded primarily in the OTC market.  Although options on foreign  currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when the Fund's adviser or subadviser  believes a liquid  secondary  market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

     A forward  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  are entered  into in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward  currency  contract,  the Nationwide
International  Value Fund may either sell a portfolio security and make delivery of the  currency,  or retain  the  security  and fully or  partially  offset its contractual  obligation to deliver the currency by purchasing a second contract.
If the Fund  retains  the  portfolio  security  and  engages  in  an  offsetting transaction,  the Fund, at the time of execution of the offsetting  transaction, will incur a gain or a loss to the extent that  movement has occurred in forward currency contract prices.

     The precise matching of forward currency  contract amounts and the value of the securities involved generally will not be possible because the value of such securities,  measured in the  foreign  currency,  will change  after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell  foreign  currencies  in the spot (cash)  market to the extent such foreign currencies  are not covered by forward  currency  contracts.  The  projection of short-term currency market movements is extremely difficult,  and the successful execution of a short term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts,  currency options,  currency  futures and options on futures may be expected to  correlate with  exchange  rates,  they will not reflect  other factors that may affect the value of a Fund's investments.  A currency hedge, for example,  should protect a
Yen-denominated  bond  against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's  investments  denominated  in foreign  currency will change in response to many factors other than exchange  rates, a currency hedge may not be entirely  successful in mitigating  changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the  dollar  value of a foreign  currency  in which the Fund's securities are denominated will reduce the dollar value of the securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges  does  not  eliminate  fluctuations  in  the  underlying  prices  of  the securities, but it does establish a rate of exchange that can be achieved in the future.  In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency.  If the value of the currency does decline,  the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which  securities  to be acquired are  denominated is projected,  thereby  potentially  increasing the cost of the securities,  a Fund may purchase call options on the  particular  currency.  The purchase of these options could offset,  at least partially,  the effects of the adverse movements in exchange rates.  Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency,  at the same time, they also limit any potential gain that might result should the value of the currency increase.

     The  Nationwide  International  Value Fund may enter into foreign  currency exchange transactions to hedge its currency exposure in specific transactions or portfolio  positions.  Transaction  hedging is the  purchase  or sale of forward currency with respect to specific  receivables  or payables of a Fund  generally accruing in connection  with the purchase or sale of its  portfolio  securities.
Position  hedging  is the sale of forward  currency  with  respect to  portfolio security positions.  A Fund may not position hedge to an extent greater than the aggregate  market  value  (at the  time  of  making  such  sale)  of the  hedged securities.

SECURITIES OF INVESTMENT COMPANIES

     To the extent  permitted by the 1940 Act, each Fund may generally invest up to 10% of its  total  assets,  calculated  at the  time  of  investment,  in the securities  of other  investment  companies.  No more than 5% of a Fund's  total assets may be invested in the securities of any one  investment  company nor may it  acquire  more  than 3% of the  voting  securities  of any  other  investment company.  A Fund indirectly will bear its proportionate  share of any management fees paid by an  investment  company  in which it  invests  in  addition  to the advisory  fee paid by the  Fund.  Some of the  countries  in which the Funds may invest may not permit direct  investment by outside  investors.  Investments  in such  countries may only be permitted  through  foreign  government-approved  or government-authorized  investment  vehicles,  which may include other investment companies.

EXCHANGE TRADED FUNDS

     The Funds may  invest in  exchange  traded  funds  ("ETFs").  ETF's are not actively  managed.  Rather,  an ETF's objective is to track the performance of a specified index.  Therefore,  securities may be purchased,  retained and sold by
ETFs at times when an actively  managed trust would not do so. As a result,  you can expect greater risk of loss (and a correspondingly greater prospect of gain)
from  changes in the value of the  securities  that are heavily  weighted in the index  than  would  be the  case  if the  ETF was  not  fully  invested  in such securities.  Because of this,  an ETF's  price can be  volatile,  and a Fund may sustain  sudden,  and sometimes  substantial,  fluctuations  in the value of its investment in such ETF. The results of an ETF will not match the  performance of its designated index due to reductions in the ETF's performance  attributable to transaction  and  other  expenses,  including  fees  paid by the ETF to  service providers.

REAL ESTATE INVESTMENT TRUSTS

     Although the Funds will not invest in real estate directly,  the Nationwide
International  Value Fund may invest in  securities  of real  estate  investment trusts  ("REITs")  and other real estate  industry  companies or companies  with substantial real estate  investments and, as a result,  the Funds may be subject to certain risks  associated  with direct  ownership of real estate and with the real estate  industry in general.  These risks include,  among others:  possible declines in the value of real estate;  possible lack of availability of mortgage funds;  extended  vacancies of  properties;  risks  related to general and local economic conditions;  overbuilding; increases in competition, property taxes and operating  expenses;  changes in zoning laws;  costs resulting from the clean-up of, and liability to third  parties for damages  resulting  from,  environmental problems;  casualty or  condemnation  losses;  uninsured  damages  from  floods, earthquakes or other natural disasters;  limitations on and variations in rents;
and changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of the Code.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Loan  Participations  typically  will result in a Fund having a contractual relationship only with the lender,  not with the borrower.  A Fund will have the right to receive  payments of  principal,  interest  and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan
Participations, a Fund generally will have no right to enforce compliance by the borrower  with the terms of the loan  agreement  relating  to the loan,  nor any rights of set-off  against the borrower,  and the Fund may not benefit  directly from  any  collateral  supporting  the  loan  in  which  it  has  purchased  the
Participation.  As a result,  the Fund will  assume the credit  risk of both the borrower and the lender that is selling the  Participation.  In the event of the insolvency of the lender selling a  Participation,  the Fund may be treated as a general  creditor of the lender and may not benefit from any set-off between the lender and the  borrower.  A Fund will acquire Loan  Participations  only if the lender  interpositioned  between the Fund and the borrower is  determined by the applicable  adviser to be creditworthy.  When a Fund purchases  Assignments from lenders,  the Fund will acquire  direct rights against the borrower on the loan, except that under  certain  circumstances  such rights may be more  limited than those held by the assigning lender.

     A  Fund  may   have   difficulty   disposing   of   Assignments   and  Loan
Participations.  Because the market for such  instruments  is not highly liquid, the  Funds  anticipate  that  such  instruments  could be sold only to a limited number of institutional  investors. The lack of a highly liquid secondary market may have an  adverse  impact on the value of such  instruments  and will have an adverse impact on a Fund's ability to dispose of particular  Assignments or Loan
Participations  in response to a specific  economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan  Participation  or Assignment  held by a Fund for which a secondary  trading market  exists,  the Fund will rely upon prices or quotations provided  by banks,  dealers or  pricing  services.  To the  extent a  secondary trading market does not exist, a Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into  consideration,  among  other  factors:  (i)  the  creditworthiness  of the borrower under the loan and the lender;  (ii) the current interest rate;  period until next rate  reset and  maturity  of the loan;  (iii)  recent  prices in the market for similar loans;  and (iv) recent prices in the market for  instruments of similar quality, rate, period until next interest rate reset and maturity.

FLOATING AND VARIABLE RATE INSTRUMENTS

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at pre-set times based upon an underlying index. Certain of the floating or variable  rate  obligations  that may be  purchased  by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments  purchased by the Funds may not be traded in a secondary  market and derive  their  liquidity  solely from the ability of the holder to demand  repayment  from the  issuer or third  party  providing  credit support.  If a demand instrument is not traded in a secondary market,  the Funds will nonetheless  treat the instrument as "readily  marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument  will be  characterized  as "not readily  marketable"  and  therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic  adjustments  in the interest  rate. A Fund will limit its purchases of floating and  variable  rate  obligations  to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing  basis the ability of an issuer of a demand  instrument to pay principal and interest on demand.

     The Funds' right to obtain payment at par on a demand  instrument  could be affected by events occurring  between the date the Funds elect to demand payment and the date  payment is due that may  affect  the  ability of the issuer of the instrument  or third party  providing  credit  support to make payment when due, except when such demand  instruments  permit same day settlement.  To facilitate settlement,  these same day demand instruments may be held in book entry form at a bank other  than the Funds'  custodian  subject  to a  subcustodian  agreement approved by the Funds between that bank and the Funds' custodian.

REVERSE REPURCHASE AGREEMENTS

     The Funds  may  engage  in  reverse  repurchase  agreements  to  facilitate portfolio  liquidity,  a practice  common in the mutual  fund  industry,  or for arbitrage transactions  discussed below. In a reverse repurchase agreement,  the
Funds  would  sell a security  and enter into an  agreement  to  repurchase  the security at a specified  future date and price.  The Funds generally  retain the right to  interest  and  principal  payments  on the  security.  Since the Funds receive  cash upon  entering  into a  reverse  repurchase  agreement,  it may be considered a borrowing  (see  "Borrowing").  When  required by guidelines of the
SEC, a Fund will  segregate or earmark  permissible  liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase  agreement,  it will  establish and maintain  segregated or earmarked liquid  assets  with an  approved  custodian  having a value  not less  than the repurchase  price  (including  accrued  interest).  The  segregated or earmarked liquid  assets  will be  marked-to-market  daily and  additional  assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus  accrued  interest).  A Fund's  liquidity  and ability to manage its assets  might be affected  when it sets aside cash or  portfolio  securities  to cover such commitments.  Reverse repurchase agreements involve the risk that the market value of the  securities  retained in lieu of sale may decline  below the price of the  securities  a Fund sold but are  obligated to  repurchase.  In the event the buyer of securities  under a reverse  repurchase  agreement  files for bankruptcy  or becomes  insolvent,  such buyer or its  trustee or  receiver  may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities,  and the Fund's use of the proceeds of the reverse repurchase  agreement may effectively be restricted pending such  determination.
Reverse  repurchase  agreements are  considered to be borrowings  under the 1940
Act.

     Reverse  repurchase  agreements  may be used as arbitrage  transactions  in which the Funds will maintain offsetting positions in repurchase agreements that mature  on or before  the  settlement  date on the  related  reverse  repurchase agreements.  Since the Funds will receive interest on the repurchase  agreements in which they invest the transaction  proceeds,  such  transactions  may involve leverage.  However,  since such  repurchase  agreements will be high quality and will  mature  on or  before  the  settlement  date  of  the  reverse  repurchase agreement,  the Funds' adviser believes that such arbitrage  transactions do not present the risks to the Funds that are associated with other types of leverage.

TEMPORARY INVESTMENTS

     Generally  the  Funds  will be fully  invested  in  accordance  with  their investment  objectives  and  strategies.  However,  pending  investment  of cash balances,  a Fund  may  invest  without  limit  in cash  or  money  market  cash
equivalents,   including:   (1)  short-term  U.S.  government  securities;   (2)
certificates of deposit,  bankers'  acceptances,  and  interest-bearing  savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly;
and (5) subject to regulatory limits,  shares of other investment companies that invest in securities in which the Fund may invest.  Should this occur,  the Fund will not be pursuing its  investment  objective  and may miss  potential  market upswings.

PORTFOLIO TURNOVER

     The  portfolio  turnover  rate for the Funds is  calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less.  High  portfolio  turnover  rates will  generally  result in  higher  brokerage  expenses,  and may  increase  the volatility of the Funds.

                             INVESTMENT RESTRICTIONS

     The following are fundamental  investment  restrictions for the Funds which cannot be changed without the vote of the majority of the outstanding  shares of the Fund for  which a  change  is  proposed.  The  vote of the  majority  of the outstanding  shares  means the vote of (1) 67% or more of the voting  securities present at a meeting,  if the holders of more than 50% of the outstanding voting securities  are  present  or  represented  by  proxy  or (2) a  majority  of the outstanding voting securities, whichever is less.

Each Fund:

o    May not  purchase  securities  of any one  issuer,  other than  obligations
     issued  or   guaranteed   by  the  U.S.   Government,   its   agencies   or
     instrumentalities, if, immediately after such purchase, more than 5% of the
     Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding  voting  securities of the issuer,  except that 25% or less of the Fund's total assets may be invested  without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills,  notes, or other obligations  issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o    May not lend any  security or make any other loan except that the Fund may, in  accordance  with  its  investment  objective  and  policies,  (i)  lend portfolio securities;  (ii) purchase and hold debt securities or other debt
     instruments,   including  but  not  limited  to  loan   participations  and
     subparticipations, assignments, and structured securities; (iii) make loans
     secured  by  mortgages  on  real  property;   (iv)  enter  into  repurchase
     agreements;  and (v) make time deposits  with  financial  institutions  and invest in instruments issued by financial institutions,  and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell real estate,  except that the Fund may (i) acquire real estate  through  ownership of securities or  instruments  and sell any real estate acquired thereby,  (ii) purchase or sell instruments secured by real  estate  (including  interests  therein),  and (iii)  purchase or sell securities  issued by entities or  investment  vehicles that own or deal in real estate (including interests therein).

o    May not borrow money or issue senior  securities,  except that the Fund may sell securities  short,  enter into reverse  repurchase  agreements and may otherwise  borrow  money and issue senior  securities  as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o    May not purchase or sell  commodities or commodities  contracts,  except to the extent disclosed in the current Prospectus or SAI of the Fund.

o    May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the
     Securities  Act in  connection  with the  purchase  and  sale of  portfolio securities.

o    May not purchase the securities of any issuer if, as a result,  25% or more
     (taken at current  value) of the Fund's  total  assets would be invested in the  securities of issuers,  the  principal  activities of which are in the same industry; provided, that in replicating the weightings of a particular industry  in its target  index,  the Fund may  invest  more than 25% of its total assets in securities  of issuers in that  industry.  This  limitation does not apply to securities issued by the U.S.  government or its agencies or  instrumentalities  and obligations issued by state, county or municipal governments.  The following  industries are considered  separate industries
     for  purposes  of  this  investment  restriction:   electric,  natural  gas
     distribution,  natural gas  pipeline,  combined  electric  and natural gas, telephone utilities,  captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

     The  following  are the  NON-FUNDAMENTAL  operating  policies of the Funds, which MAY BE CHANGED by the Board of Trustees of the Trust  WITHOUT  SHAREHOLDER
APPROVAL:

Each Fund may not:

o    Purchase securities on margin,  except that the Funds may use margin to the extent necessary to obtain such short-term credits as are necessary for the clearance of transactions;  and provided that margin deposits in connection
     with  options,  futures  contracts,   options  on  futures  contracts,  and
     transactions  in  currencies  or other  derivative  instruments  shall  not constitute purchasing securities on margin.

o    Purchase or otherwise  acquire any security if, as a result,  more than 15%
     of its net assets would be invested in securities that are illiquid.

o    Pledge,  mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with  permissible  borrowings or investments and then such pledging,  mortgaging, or hypothecating may not exceed 33-1/3% of the Fund's total assets at the time of the borrowing or investment.

The Nationwide International Value Fund may not:

o    under normal circumstances, invest in securities of issuers located in less than three countries outside the United States.

The Nationwide U.S. Small Cap Value Fund may not:

o    hold less than 80% of the value of its net assets in any  security or other investment other than common stocks of "U.S. small-cap  companies," as such term is defined in the Fund's prospectus.
o    under  normal   circumstances,   maintain  an  average   portfolio   market
     capitalization  that is outside the range of the companies  included in the
     Russell 2000 Value Index.

     If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a later  increase or  decrease  in such  percentage resulting  from a change in net asset value will not  constitute  a violation of such restriction or requirement.  However, should a change in net asset value or other  external  events  cause the Fund's  investments  in  illiquid  securities including  repurchase  agreements  with  maturities  in excess of seven days, to exceed  the  limit  set  forth  above  for the  Fund's  investment  in  illiquid securities,  the Fund will act to cause the aggregate  amount of such securities to come  within  such  limit as soon as is  reasonably  practicable.  In such an event,  however,  the Fund would not be  required  to  liquidate  any  portfolio securities where the Fund would suffer a loss on the sale of such securities.

     The  investment  objectives  of the  Funds are not  fundamental  and may be changed by the Board of Trustees without shareholder approval.

INTERNAL REVENUE CODE RESTRICTIONS

     In  addition  to the  investment  restrictions  above,  the  Funds  must be diversified  according to Code requirements.  Specifically,  at each tax quarter end,  a Fund's  holdings  must be  diversified  so that (1) at least  50% of the market value of its total assets is represented by cash,  cash items  (including receivables),  U.S.  government  securities,  securities of other U.S. regulated investment companies, and other securities,  limited so that no one issuer has a value  greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding  voting securities of such issuer, and
(2) not more than 25% of the value of the Fund's total assets is invested in the securities  (other  than those of the U.S.  government  or other U.S.  regulated investment  companies)  of any one issuer,  or of two or more issuers  which the
Fund controls and which are engaged in the same,  similar,  or related trades or businesses,  or  the  securities  of  one  or  more  qualified  publicly  traded partnerships.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of  Trustees  of the Trust has adopted  policies  and  procedures regarding  the  disclosure  of  portfolio  holdings  information  to protect the interests of Fund  shareholders and to address  potential  conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment  adviser,  principal  underwriter or affiliated persons of the Funds'  investment  adviser or principal  underwriter.  The Trust's  overall policy with  respect to the  release of  portfolio  holdings is to release  such information  consistent with  applicable  legal  requirements  and the fiduciary duties owed to shareholders.  Subject to the limited exceptions described below, the Trust will not make available to anyone non-public  information with respect to its portfolio  holdings until such time as the  information is made available to all shareholders or the general public.

     The policies and procedures are applicable to the Funds' investment adviser and any  subadviser  to the Funds.  Pursuant  to the  policy,  the Funds,  their investment adviser, any subadviser, and their agents are obligated to:

o    Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
o    Ensure that  portfolio  holdings  information  is not provided to a favored group of clients or potential clients; and
o    Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Portfolio  holdings  information that is not publicly available will be released selectively  only pursuant to the  exceptions  described  below.  In most cases, where an  exception  applies,  the  release of  portfolio  holdings  is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, the adviser's Chief Investment Officer,  Chief  Administrative  Officer or their duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.

     Each Fund posts onto the Trust's  internet  site  (www.nationwidefunds.com)
substantially  all of its securities  holdings as of the end of each month. Such portfolio  holdings are available no earlier than 15 calendar days after the end of the previous month,  and remain available on the internet site until the Fund files its next  quarterly  portfolio  holdings  report on Form N-CSR or Form N-Q with the SEC. The Funds disclose their complete portfolio  holdings  information to the SEC  using  Form N-Q  within  60 days of the end of the  first  and third quarter  ends of the  Funds'  fiscal  year and on Form  N-CSR on the  second and fourth  quarter ends of the Funds'  fiscal year.  Form N-Q is not required to be mailed to shareholders, but is made public through the SEC's electronic filings.
Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

     Exceptions to the portfolio  holdings  release policy  described  above can
only  be  authorized  by  the  adviser's   Chief   Investment   Officer,   Chief
Administrative  Officer or their duly authorized  delegate and will be made only when:

o    A Fund has a legitimate  business purpose for releasing  portfolio holdings information  in  advance  of release  to all  shareholders  or the  general public;
o    The  recipient of the  information  provides  written  assurances  that the non-public portfolio holdings information will remain confidential and that persons  with access to the  information  will be  prohibited  from trading based on the information; and
o    The release of such information  would not otherwise  violate the antifraud provisions of the federal securities laws or the Funds' fiduciary duties.

Under  this  policy,  the  receipt of  compensation  by a Fund,  the  investment
adviser,  a  subadviser,   or  an  affiliate  as  consideration  for  disclosing
non-public  portfolio  holdings  information  will not be  deemed  a  legitimate business purpose.

     Eligible  third  parties  to whom  portfolio  holdings  information  may be released in advance of general release include the following:

o        Data consolidators (including ratings agencies);
o        Fund rating/ranking services and other data providers; and
o        Service providers to the Funds.

     The Funds' investment  adviser conducts periodic reviews of compliance with the policy and the Funds' Chief Compliance Officer provides annually a report to the Board of Trustees  regarding  the  operation  of the policy and any material changes  recommended  as a  result  of such  review.  The  investment  adviser's compliance  staff will also  annually  submit to the Board a list of  exceptions granted to the policy,  including  an  explanation  of the  legitimate  business purpose of the Fund that was served as a result of the exception.

                       TRUSTEES AND OFFICERS OF THE TRUST

Management Information

Trustees  who are not  Interested  Persons  (as  defined in the 1940 Act) of the
Trust.

=============================================================================================================
           (1)                  (2)                    (3)                   (4)               (5)

=============================================================================================================
 Name, Address, and Year Position(s) Held    Principal Occupation(s)      Number of    Other Directorships
        of Birth           with Fund and       During Past 5 Years      Portfolios in   Held by Trustee**
                          Length of Time                                Fund Complex
                              Served*                                    Overseen by
                                                                           Trustee

=============================================================================================================
Charles E. Allen           Trustee since  Mr. Allen is Chairman, Chief       102               None
                             July 2000    Executive Officer and
c/o Nationwide Funds                      President of Graimark Realty
Group                                     Advisors, Inc. (real estate
1200 River Road,                          development, investment and
Suite 1000,                               asset management).
Conshohocken, PA 19428

1948

=============================================================================================================
Paula H.J. Cholmondeley    Trustee since  Ms. Cholmondeley was Vice          102      Director of Dentsply
                             July 2000    President and General                       International, Inc.
c/o Nationwide Funds                      Manager of Sappi Fine Paper                 (dental products),
Group                                     North America from April                    Ultralife Batteries,
1200 River Road,                          2000 through December 2003.                 Inc., Albany
Suite 1000,                                                                           International Corp.
Conshohocken, PA 19428                                                                (paper industry),
                                                                                      Terex Corporation
1947                                                                                  (construction
                                                                                      equipment), and
                                                                                      Minerals Technology
                                                                                      Inc. (specialty
                                                                                      chemicals)

=============================================================================================================
C. Brent DeVore***         Trustee since  Dr. DeVore is President of         102               None
                               1990       Otterbein College.
c/o Nationwide Funds
Group
1200 River Road,
Suite 1000,
Conshohocken, PA 19428

1940

=============================================================================================================
Phyllis Kay Dryden         Trustee since  Ms. Dryden was a partner of        102               None
                           December 2004  Mitchell Madison, a
c/o Nationwide Funds                      management consulting
Group                                     company from January 2006
1200 River Road,                          until December 2006; she is
Suite 1000,                               currently a consultant with
Conshohocken, PA 19428                    the company. Ms. Dryden was
                                          formerly Managing Partner of
1947                                      marchFIRST, a global
                                          management consulting firm.

=============================================================================================================
Barbara L. Hennigar        Trustee since  Retired.                           102               None
                             July 2000
c/o Nationwide Funds
Group
1200 River Road,
Suite 1000,
Conshohocken, PA 19428

1935

=============================================================================================================
Barbara I. Jacobs          Trustee since  Ms. Jacobs served as               102               None
                           December 2004  Chairman of the Board of
c/o Nationwide Funds                      Directors of KICAP Network
Group                                     Fund, a European (United
1200 River Road,                          Kingdom) hedge fund, from
Suite 1000,                               January 2001 to January
Conshohocken, PA 19428                    2006.  From 1988-2003, Ms.
                                          Jacobs was also a Managing
1950                                      Director and European
                                          Portfolio Manager of CREF
                                          Investments (Teachers
                                          Insurance and Annuity
                                          Association -- College
                                          Retirement Equities Fund).

=============================================================================================================
Douglas F. Kridler         Trustee since  Mr. Kridler has served as          102               None
                          September 1997  the President and Chief
c/o Nationwide Funds                      Executive Officer of the
Group                                     Columbus Foundation, (a
1200 River Road,                          Columbus, OH-based
Suite 1000,                               foundation which manages
Conshohocken, PA 19428                    over 1,300 individual
                                          endowment funds) since
1955                                      February 2002. Prior to
                                          January 31, 2002, Mr.
                                          Kridler was the President of
                                          the Columbus Association for
                                          the Performing Arts and
                                          Chairman of the Greater
                                          Columbus Convention and
                                          Visitors Bureau.

=============================================================================================================
Michael D. McCarthy        Trustee since  Retired. Mr. McCarthy was          102               None
                           December 2004  Chairman of VMAC (Commodity
c/o Nationwide Funds                      Swaps) from October 2002
Group                                     until January 2007, and  a
1200 River Road,                          partner of Pineville
Suite 1000,                               Properties LLC (a commercial
Conshohocken, PA 19428                    real estate development
                                          firm) from September 2000
1947                                      until January 2007.

=============================================================================================================
David C. Wetmore           Trustee since  Retired.                           102               None
                               1995
c/o Nationwide Funds       and Chairman
Group                     since February
1200 River Road,               2005
Suite 1000,
Conshohocken, PA 19428

1948
=============================================================================================================

*    Length of time served includes time served with the Trust's predecessors.

**   Directorships held in (1) any other investment  companies  registered under the  1940  Act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject to the  requirements  of
     Section 15(d) of the Exchange Act.

***  Mr. DeVore has served as President of Otterbein  College  since 1984.  Mark
     Thresher,  President and Chief  Operating  Officer of Nationwide  Financial
     Services,  Inc.  ("NFS") has served as a member of the Board of Trustees of
     Otterbein  College  since  2000,  currently  serving  as  one  of 30 of its trustees,  and is currently one of two Vice Chairmen of the Board.  Each of
     Nationwide  Fund  Advisors  ("NFA"),  the Funds'  investment  adviser,  and
     Nationwide  Fund  Distributors  LLC ("NFD"),  principal  underwriter to the
     Trust, is a wholly-owned subsidiary of NFS.

Trustees who are Interested Persons (as defined in the 1940 Act) and Officers of the Funds

==============================================================================================================
            (1)                 (2)                    (3)                    (4)               (5)

==============================================================================================================
Name, Address, and Year of  Position(s)  Principal Occupation(s) During    Number of    Other Directorships
           Birth             Held with            Past 5 Years           Portfolios in   Held by Trustee(3)
                              Fund and                                   Fund Complex
                             Length of                                    Overseen by
                           Time Served(1)                                   Trustee

==============================================================================================================
Arden L. Shisler           Trustee since Retired; Mr. Shisler is the          102      Director of
                           February 2000 former President and Chief                    Nationwide Financial
c/o Nationwide Funds Group               Executive Officer of KeB                      Services, Inc.,
1200 River Road,                         Transport, Inc., a trucking                   Chairman of
Suite 1000,                              firm (2000 through 2002). He                  Nationwide Mutual
Conshohocken, PA 19428                   served as a consultant to KeB                 Insurance Company (2)
                                         from January 2003 through
1941                                     December 2004. Since 1992, Mr.
                                         Shisler has also been Chairman
                                         of the Board for Nationwide
                                         Mutual Insurance Company(2).

==============================================================================================================
John H. Grady              President and Mr. Grady is President and           N/A               None
                               Chief     Chief Executive Officer of
Nationwide Funds Group       Executive   Nationwide Funds Group which
1200 River Road,              Officer    includes NFA, (2) Nationwide
Suite 1000,                    since     Fund Management LLC, (2)
Conshohocken, PA 19428     December 2006 Nationwide Separate Accounts
                                         LLC,(2) Nationwide Fund
                                         Distributors LLC and NWD
                                         Investments, (2) the asset
1961                                     management operations of
                                         Nationwide Mutual Insurance
                                         Company, which includes
                                         Nationwide Separate Accounts
                                         LLC,  NorthPointe Capital LLC,
                                         (2) and Nationwide SA Capital
                                         Trust. (2)   From March 2004
                                         until March 2006, Mr. Grady
                                         was Chief Executive Officer of
                                         Constellation Investment
                                         Management Co., L.P
                                         (registered investment
                                         adviser), and President and
                                         Chief Executive Officer of
                                         Constellation Funds Group
                                         (registered investment
                                         companies). He also was
                                         President of Constellation
                                         Investment Distribution Co.,
                                         Inc. (registered
                                         broker-dealer) from March 2004
                                         until June 2006. From February
                                         2001 until February 2004, Mr.
                                         Grady was Chief Operating and
                                         Chief Legal Officer; Managing
                                         Director, Mutual Funds Group,
                                         Turner Investment Partners,
                                         Inc. (registered investment
                                         adviser); Executive Vice
                                         President of Turner Funds and
                                         Turner Institutional
                                         Portfolios (registered
                                         investment companies); and
                                         President, Turner Investment
                                         Distributors, Inc. (registered
                                         broker-dealer).

==============================================================================================================
Joseph Finelli               Treasurer    Mr. Finelli is the Principal        N/A               N/A
                               since      Financial Officer and Vice
Nationwide Funds Group     September 2007 President of Investment Accounting
1200 River Road,                          and Operations for Nationwide
Suite 1000,                               Funds Group (2).
Conshohocken, PA 19428

1957

==============================================================================================================
Dorothy Sanders                Chief                                          N/A               N/A
                             Compliance
Nationwide Funds Group     Officer since
1200 River Road,            October 2007
Suite 1000,
Conshohocken, PA 19428

19__

==============================================================================================================
Eric E. Miller               Secretary   Mr. Miller is Senior Vice            N/A               None
                               since     President, General Counsel,
Nationwide Funds Group     December 2002 and Assistant Secretary for
1200 River Road                          Nationwide Funds Group and NWD
Suite 1000,                              (2).
Conshohocken, PA 19428

1953
==============================================================================================================

(1)  Length of time served includes time served with the Trust's predecessors.

(2)  This position is held with an affiliated person or principal underwriter of the Funds.

(3)  Directorships  held in: (1) any other investment  company  registered under the  1940  Act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Exchange  Act or (3) any company  subject to the requirements of Section 15(d) of the Exchange Act.

Responsibilities of The Board of Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

Board of Trustees Committees
     The Board of Trustees has four standing  committees:  Audit,  Valuation and
Operations, Nominating and Fund Governance and Performance Committees.

     The  purposes  of the Audit  Committee  are to:  (a)  oversee  the  Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial  statements and the  independent  audit thereof;  (c) ascertain the  independence of the Trust's independent  auditors;  (d) act as a liaison  between  the  Trust's  independent auditors and the Board;  (e) approve the  engagement of the Trust's  independent auditors  to (i)  render  audit and  non-audit  services  for the Trust and (ii)
render  non-audit  services for the Trust's  investment  advisers  (other than a subadviser  whose role is  primarily  portfolio  management  and is  overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment  advisers if the engagement relates to the Trust's operations  and  financial  reporting;  (f) meet and consider the reports of the
Trust's independent  auditors;  (g) review and make recommendations to the Board regarding  the Code of  Ethics  of the  Trust  and that of all  Trust  advisers,
subadvisers,   and  principal  underwriters  and  annually  review  changes  to, violations of, and  certifications  with respect to such Code of Ethics; and (h)
oversee the Trust's written policies and procedures  adopted under Rule 38a-1 of the  1940  Act and  oversee  the  appointment  and  performance  of the  Trust's designated  Chief  Compliance  Officer.  The function of the Audit  Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper  audit.  The  independent  auditors  are  ultimately accountable  to the Board and the Audit  Committee,  as  representatives  of the
Trust's  shareholders.  Each of the members  have a working  knowledge  of basic finance and accounting  matters and are not interested  persons of the Trust, as defined in the 1940 Act.  This  Committee  met six times  during the past fiscal year and currently consists of the following Trustees: Mr. Allen (Chairman), Ms.
Hennigar, Ms. Jacobs and Mr. Wetmore.

     The purposes of the Valuation and  Operations  Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio  securities;  (b) oversee the implementation and operation of the Trust's Rule 2a-7  Procedures,  applicable to the Trust's money market fund series; (c) oversee the Trust's portfolio brokerage  practices;  and
(d) oversee  distribution  of the Trust's  shares of  beneficial  interest.  The
Valuation  and  Operations  Committee met five times during the past fiscal year and currently  consists of the following  Trustees:  Mr. DeVore, Ms. Dryden, Ms.
Hennigar,  Mr.  Kridler  (Chairman),  and Mr.  McCarthy,  each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The Nominating and Fund Governance  Committee has the following  powers and responsibilities:  (1) selection  and  nomination of all persons for election or appointment  as Trustees of the Trust  (provided  that nominees for  independent
Trustee are  recommended  for  selection  and  approval by all of the  incumbent independent  Trustees  then serving on the Board);  (2)  periodic  review of the composition  of the Board to  determine  whether  it may be  appropriate  to add individuals  with specific  backgrounds,  diversity or skill sets;  (3) periodic review of Board  governance  procedures  (including  the Board's  effectiveness,
Trustee retirement, Trustee investment in the Funds and the process by which the
Trust's  principal  service  providers are  evaluated);  (4) review of completed
Trustee  and  Officer  Questionnaires  and  adjust  composition  of the Board by recommending the removal, replacement, or retirement of an incumbent Trustee and may  recommend the selection and  nomination of an  appropriate  candidate;  (5)
oversee the implementation of the Board's policies regarding  evaluations of the
Board and Trustee peer evaluations;  (6) review and make  recommendations to the
Board  regarding  the Proxy Voting  Guidelines,  Policies and  Procedures of all
Trust advisers and subadvisers;  (7) periodic review of Trustee compensation and
recommend  appropriate  changes  to  the  Independent   Trustees;   (8)  oversee
implementation  of the Trust's  Policy  Regarding the Service by Trustees on the
Boards of Directors of Public  Companies and  Unaffiliated  Fund Companies;  (9)
annual  review  and make  recommendations  to the Board  regarding  the  Board's
Statements of Policies  Regarding the Enhanced Fund Governance and Oversight By,
the  Enhanced  Independence  of, & the  Enhanced  Effectiveness  of the Board of
Trustees;  and (10) monitoring of the  performance of legal counsel  employed by the independent  Trustees,  supervision of counsel for the independent  Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the  Trust's  management.  The  Nominating  and Fund  Governance  Committee
reports to the full Board with recommendations of any appropriate changes to the
Board.  This Committee met seven times during the past fiscal year and currently consists of the following Trustees: Mr. DeVore (Chairman), Ms. Cholmondeley, Ms.
Dryden, Mr. Kridler,  and Mr. Wetmore,  each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The  Nominating  and  Fund  Governance  Committee  has  adopted  procedures regarding its review of  recommendations  for trustee nominees,  including those recommendations  presented  by  shareholders.  When  considering  whether to add additional  or  substitute  Trustees to the Board of Trustees of the Trust,  the
Trustees shall take into account any proposals for candidates  that are properly submitted to the Trust's Secretary.  Shareholders wishing to present one or more candidates  for  Trustee  for  consideration  may do so by  submitting  a signed written request to the Trust's Secretary at attn:  Secretary,  Nationwide Mutual
Funds,  1200 River Road, Suite 1000,  Conshohocken,  Pennsylvania  19428,  which includes the following information:  (i) name and address of shareholder and, if applicable,  name of broker or record holder; (ii) number of shares owned; (iii)
name  of  Fund(s)  in  which  shares  are  owned;   (iv)  whether  the  proposed
candidate(s)  consent to being  identified  in any proxy  statement  utilized in
connection  with  the  election  of  Trustees;   (v)  the  name  and  background
information  of the  proposed  candidates  and  (vi) a  representation  that the candidate or  candidates  are willing to provide  additional  information  about themselves, including assurances as to their independence.

     The functions of the Performance  Committee are: (1) in  consultation  with management of the Trust,  to review the kind,  scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board  and,  if the  Committee  determines  that  changes to such data or reports would be  appropriate  and  practicable,  the  Committee  will work with management of the Trust to implement any such changes;  (2) in consultation with management of the Trust,  to review the  investment  performance  benchmarks and peer groups used in reports  delivered to the Board for comparison of investment performance of the Funds and, if the Committee  determines  that changes to such benchmarks or peer groups would be  appropriate,  the  Committee  will work with management to implement any such change;  (3) in consultation with management of the Trust, to review such other matters that affect  performance,  including for example, fee structures,  expense ratios, as the Committee deems to be necessary and appropriate  and work with management to implement any recommended  changes;
(4) to review and monitor  the  performance  of the  Trust's  funds and the fund family,  as a whole,  in the manner and to the extent  directed  by the Board of
Trustees,  recognizing  that the ultimate  oversight of fund  performance  shall remain with the full Board of Trustees;  (5) to review and monitor the structure of, and the method used to determine, the compensation of each portfolio manager of the Trust's  funds with respect to  management  of the Trust's  funds and any other account  managed by the portfolio  manager;  and (6) to review and monitor material  conflicts  of  interest  that may  arise  from a  portfolio  manager's management of multiple  accounts.  This Committee met four times during the past fiscal year and currently  consists of the following  Trustees:  Mr. Allen,  Ms.
Cholmondeley, Ms. Jacobs (Chairperson), Mr. McCarthy, and Mr. Shisler.

OWNERSHIP OF SHARES OF NATIONWIDE MUTUAL FUNDS AS OF DECEMBER 31, 2006

     All Trustees and Officers of the Trust, as a group, own less than 1% of the
Trust's outstanding shares.

=========================================================================================================================
         (1)                                (2)                                              (3)

=========================================================================================================================
   Name of Trustee       Dollar Range of Equity Securities and/or    Aggregate Dollar Range of Equity Securities and/or
                                    Shares in the Funds                 Shares in All Registered Investment Companies
                                                                         Overseen by Trustee in Family of Investment
                                                                                          Companies

=========================================================================================================================
Charles E. Allen                           None                                       $10,001 - $50,000

=========================================================================================================================
Paula H.J.                                 None                                      $50,001 - $100,000
Cholmondeley

=========================================================================================================================
C. Brent DeVore                            None                                         over $100,000

=========================================================================================================================
Phyllis Kay Dryden                         None                                       $10,001 - $50,000

=========================================================================================================================
Barbara L. Hennigar                        None                                       $10,001 - $50,000

=========================================================================================================================
Barbara I. Jacobs                          None                                      $50,001 - $100,000

=========================================================================================================================
Douglas F. Kridler                         None                                         over $100,000

=========================================================================================================================
David C. Wetmore                           None                                         over $100,000

=========================================================================================================================
Arden L. Shisler                           None                                         over $100,000

=========================================================================================================================
Michael D. McCarthy                        None                                         over $100,000
=========================================================================================================================

OWNERSHIP IN THE FUNDS' INVESTMENT  ADVISERS(1),  SUBADVISERS(2) OR DISTRIBUTOR(3)
AS OF OCTOBER 31, 2007
Trustees  who are not  Interested  Persons  (as  defined in the 1940 Act) of the
Funds

=========================================================================================================================
         (1)                  (2)                (3)                 (4)                (5)                 (6)

=========================================================================================================================
   Name of Trustee    Name of Owners and   Name of Company    Title of Class of       Value of       Percent of Class
                       Relationships to                           Security           Securities
                            Trustee

=========================================================================================================================
Charles E. Allen

=========================================================================================================================
Paula H.J.
Cholmondeley

=========================================================================================================================
C. Brent DeVore

=========================================================================================================================
Phyllis Kay Dryden

=========================================================================================================================
Barbara L. Hennigar

=========================================================================================================================
Barbara I. Jacobs

=========================================================================================================================
Douglas F. Kridler

=========================================================================================================================
Michael D. McCarthy

=========================================================================================================================
David C. Wetmore
=========================================================================================================================

(1)  Investment advisers include Nationwide Fund Advisors.

(2)  Subadvisers  for other funds not in this SAI include  BlackRock  Investment
     Management, LLC, Gartmore Global Partners, Morley Capital Management, Inc.,
     Nationwide Separate Accounts, LLC and NorthPointe Capital, LLC.

(3)  Nationwide Fund  Distributors LLC or any company,  other than an investment company, that controls a Fund's adviser or distributor.

COMPENSATION OF TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Adviser  reimburses the Trust for fees and expenses paid to Trustees who are  interested  persons of the Trust and who are employees of the Adviser or its affiliates.  The  Compensation  Table below sets forth the total  compensation paid to the Trustees of the Trust,  before  reimbursement of expenses,  for the fiscal year ended  October 31, 2007.  In addition,  the table sets forth the total  compensation  to be paid to the Trustees from all funds in the Fund Complex for the twelve  months ended October 31, 2007.  Trust  officers receive no  compensation  from the Trust in their  capacity as officers.

====================================================================================================================
           (1)                  (2)                 (3)                 (4)                       (5)

====================================================================================================================
                                            Pension Retirement
                             Aggregate       Benefits Accrued     Estimated Annual
                         Compensation from   as Part of Trust      Benefits Upon      Total Compensation from the
    Name of Trustee          the Trust           Expenses            Retirement              Fund Complex*
====================================================================================================================
Charles E. Allen                                    $0                   $0

====================================================================================================================
Paula H.J. Cholmondeley                             $0                   $0

====================================================================================================================
C. Brent DeVore                                     $0                   $0

====================================================================================================================
Phyllis Kay Dryden                                  $0                   $0

====================================================================================================================
Barbara L. Hennigar                                 $0                   $0

====================================================================================================================
Barbara I. Jacobs                                   $0                   $0

====================================================================================================================
Douglas F. Kridler                                  $0                   $0

====================================================================================================================
Michael D. McCarthy                                 $0                   $0

====================================================================================================================
Arden L. Shisler                                    $0                   $0

====================================================================================================================
David C. Wetmore                                    $0                   $0
====================================================================================================================

*    On October 31, 2007 the Fund Complex  included two trusts  comprised of 100 investment company funds or series.

The Trust does not maintain any pension or retirement  plans for the Officers or
Trustees of the Trust.

     Each of the  Trustees  and  officers  and their  families  are  eligible to purchase  Class D shares of the Nationwide  Funds that offer Class D shares,  at net asset value without any sales charge.

Code of Ethics

     Federal  law  requires  the  Trust,  each of its  investment  advisers  and subadvisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel  may  invest in  securities  for their  personal  accounts  (including securities that may be purchased or held by the Trust). Copies of these Codes of
Ethics are on file with the SEC and are available to the public.

Proxy Voting Guidelines

     Federal law  requires  the Trust and each of its  investment  advisers  and subadvisers to adopt  procedures for voting proxies ("Proxy Voting  Guidelines")
and to  provide a summary  of those  Proxy  Voting  Guidelines  used to vote the securities  held by the Funds.  The summary of such Proxy Voting  Guidelines  is attached as Appendix B to this SAI.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Trust Expenses

     The Trust pays the  compensation  of the Trustees who are not  employees of
Nationwide  Funds Group ("NFG"),  or its  affiliates,  the  compensation  of Mr.
Shisler  listed  above,  and all  expenses  (other  than  those  assumed  by the applicable  adviser),  including  governmental  fees,  interest charges,  taxes, membership  dues in the  Investment  Company  Institute  allocable to the Trust;
investment  advisory  fees and any Rule 12b-1 fees;  fees under the Trust's Fund
Administration  and Transfer  Agency  Agreement,  which includes the expenses of calculating  the Funds'  net asset  values;  fees and  expenses  of  independent certified  public  accountants  and  legal  counsel  of  the  Trust  and  to the independent Trustees;  expenses of preparing,  printing, and mailing shareholder reports,  notices,  proxy  statements,  and reports to governmental  offices and commissions; expenses connected with the execution, recording, and settlement of
portfolio  security  transactions;   short  sale  dividend  expenses;  insurance
premiums;  administrative  services fees under an Administrative  Services Plan;
fees and expenses of the  custodian  for all services to the Trust;  expenses of shareholder meetings; and expenses relating to the issuance,  registration,  and qualification  of  shares of the  Trust.  NFA may,  from time to time,  agree to voluntarily or  contractually  waive  advisory fees, and if necessary  reimburse expenses,  in order to limit  total  operating  expenses  for each  Fund  and/or classes,  as described  below.  These expense  limitations  apply to the classes described;  if a  particular  class  is  not  referenced,  there  is no  expense limitation for that class.

Investment Adviser

     Under the Investment  Advisory  Agreement with the Trust,  Nationwide  Fund
Advisors  ("NFA" or the  "Adviser")  manages  the Funds in  accordance  with the policies and procedures established by the Trustees.

     NFA manages the day-to-day investments of the assets of the Funds. NFA also pays the  compensation  of the officers of the Trust  employed by NFA and pays a pro rata  portion of the  compensation  and  expenses  of the  Trustees  who are employed by NFG and its affiliates.  NFA also furnishes, at its own expense, all
necessary  administrative  services,   office  space,  equipment,  and  clerical
personnel  for  servicing  the  investments  of the  Trust and  maintaining  its investment  advisory  facilities,  and executive and  supervisory  personnel for managing the investments and effecting the portfolio  transactions of the Trust.
In addition,  NFA pays, out of its  legitimate  profits,  broker-dealers,  trust companies,  transfer  agents and other  financial  institutions  in exchange for their  selling of shares of the  Trust's  series or for  recordkeeping  or other shareholder related services.

     The  Investment  Advisory  Agreement also  specifically  provides that NFA, including its directors,  officers,  and employees,  shall not be liable for any error  of  judgment,  or  mistake  of law,  or for any loss  arising  out of any investment,  or for any act or omission in the execution  and  management of the
Trust,  except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter  shall continue  automatically  for successive annual  periods  provided such  continuance  is  specifically  approved at least annually by the  Trustees,  or by vote of a majority of the  outstanding  voting securities of the Trust,  and, in either case, by a majority of the Trustees who are not parties to the  Agreement or interested  persons of any such party.  The
Agreement terminates  automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority  of the  outstanding  voting  securities  of that Fund,  or by either party, on not less than 60 days written notice.  The Agreement  further provides that NFA may render similar services to others.

     NFA, located at 1200 River Road, Suite 1000,  Conshohocken,  PA 19428, is a
wholly  owned  subsidiary  of  Nationwide  Financial  Services,  Inc., a holding company which is a direct majority-owned  subsidiary of Nationwide  Corporation.
All of the common stock of Nationwide  Corporation is held by Nationwide  Mutual
Insurance  Company (95.2%) and Nationwide  Mutual Fire Insurance Company (4.8%),
each of which is a mutual company owned by its policy holders.

     For services provided under the Investment Advisory Agreement, NFA receives an annual fee paid monthly based on average  daily net assets of the  applicable
Fund according to the following  schedule:

FUND                                     ASSETS          INVESTMENT ADVISORY FEE

Nationwide International Value Fund      All assets.     0.85%

Nationwide U.S. Small Cap Value Fund     All assets.     0.95%

Subadvisers

         The subadvisers for the Funds are as follows:

FUND                                                 SUBADVISER

Nationwide International Value Fund                  AllianceBernstein L.P.

Nationwide U.S. Small Cap Value Fund                 Dimensional Fund Avisors LP

Dimensional Fund Advisors LP ("DFA"), 1299 Ocean Avenue, Santa Monica, CA 90401,
is the subadviser for the Nationwide  U.S. Small Cap Value Fund.  Subject to the
supervision  of NFA and the Board of Trustees,  DFA manages the Fund's assets in accordance  with the  Fund's  investment  objective  and  strategies.  DFA makes investment  decisions  for the Fund and,  in  connection  with  such  investment decisions, places purchase and sell orders for securities.

AllianceBernstein L.P.  ("AllianceBernstein"),  1345 Avenue of the Americas, New
York, NY 10105, is the subadviser for the Nationwide  International  Value Fund.
Subject to the  supervision of NFA and the Board of Trustees,  AllianceBernstein
manages the Fund's assets in accordance with the Fund's investment objective and strategies.  AllianceBernstein  makes investment  decisions for the Fund and, in connection with such investment  decisions,  places purchase and sell orders for securities.

Subject to the supervision of the Adviser and the Board of Trustees, each of the subadvisers  manages the assets of the Fund listed above in accordance  with the
Fund's  investment  objectives and policies.  Each subadviser  makes  investment decisions for the Fund and in connection with such investment  decisions  places purchase and sell orders for securities.  For the investment management services they provide to the Funds, the subadvisers receive annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the Funds.

Limitation of Fund Expenses

Nationwide Fund Advisors

     In the interest of limiting the expenses of the Funds, NFA may from time to time waive some or all of its  investment  advisory fee or reimburse  other fees for the  Funds.  In  this  regard,  NFA  has  entered  into  expense  limitation
agreements  with  the  Trust  on  behalf  of  the  Funds  ("Expense   Limitation
Agreements").  Pursuant to the Expense Limitation  Agreement,  NFA has agreed to waive or limit its fees and to assume other expenses to the extent  necessary to limit the  total  annual  operating  expenses  of each  Class of the Fund to the limits described below. This limit excludes certain Fund expenses, including any taxes, interest,  brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles,  expenses incurred by the Fund in connection with any merger or  reorganization  and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. Please note that the waiver of such fees will cause the total  return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

     NFA may request and receive  reimbursement  from the Funds for the advisory fees  waived or limited and other  expenses  reimbursed  by NFA  pursuant to the
Expense  Limitation  Agreements  at a  later  date  when a Fund  has  reached  a sufficient  asset size to permit  reimbursement  to be made without  causing the total  annual  operating  expense  ratio of the Fund to exceed the limits in the
Expense  Limitation  Agreement.  No reimbursement will be made to a Fund unless:
(i) the Fund's assets exceed $100 million;  (ii) the total annual  expense ratio of the Class making such  reimbursement  is less than the limit set forth below;
(iii) the payment of such  reimbursement is approved by the Board of Trustees on a quarterly  basis;  and (iv) the payment of such  reimbursement is made no more than three years from the fiscal year in which the  corresponding  reimbursement to the  Fund  was  made.  Except  as  provided  for in  the  Expense  Limitation
Agreement,  reimbursement of amounts  previously waived or assumed by NFA is not permitted.

     Until at least May 1, 2009, NFA has agreed  contractually to waive advisory fees and, if necessary, reimburse expenses for each Fund in order to limit total annual fund operating  expenses to 1.09% for all share classes of the Nationwide
U.S.  Small Cap Value  Fund and 1.00% for all share  classes  of the  Nationwide
International Value Fund, excluding any taxes,  interest,  brokerage commissions and other costs  incurred in connection  with the purchase and sale of portfolio securities, short-sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to the  Administrative  Services Plan, other  expenditures which are capitalized in accordance with generally accepted  accounting  principles and expenses incurred by the Funds in  connection  with any merger or  reorganization  and may exclude other  non-routine  expenses not  incurred in the ordinary  course of the Funds'
business.

Investment Advisory and SubAdvisory Fees

     The Funds have not  commenced  operations  until the date of this SAI,  and thus paid no investment advisory or subadvisory fees.

Multi-Manager Structure

     The Adviser and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows the Adviser to hire, replace or terminate subadvisers  without  the  approval of  shareholders;  the order also allows the
Adviser to revise a subadvisory  agreement without  shareholder  approval.  If a subadviser is hired,  the change will be communicated to shareholders  within 90 days of such  change,  and the change will be  approved by the Trust's  Board of
Trustees, including a majority of the Trustees who are not interested persons of the Trust or the  Adviser.  The order is intended to  facilitate  the  efficient operation of the Funds and afford the Trust increased management flexibility.

     The Adviser provides investment management evaluation services to the Funds principally by performing  initial due diligence on prospective  subadvisers for the Funds and thereafter  monitoring the  performance of the subadviser  through quantitative and qualitative analysis as well as periodic in-person,  telephonic and written  consultations  with the subadviser.  The Adviser has responsibility for communicating performance expectations and evaluations to the subadviser and
ultimately   recommending   to  the  Trust's  Board  of  Trustees   whether  the
subadviser's  contract should be renewed,  modified or terminated;  however, the
Adviser  does not  expect to  recommend  frequent  changes of  subadvisers.  The
Adviser will regularly  provide written reports to the Trust's Board of Trustees regarding the results of their evaluation and monitoring functions. Although the
Adviser will monitor the performance of the  subadvisers,  there is no certainty that the  subadvisers  or the Funds will obtain  favorable  results at any given time.

Portfolio Managers

     Appendix C contains  the  following  information  regarding  the  portfolio manager  identified  in the  Funds'  Prospectus:  (i) the  dollar  range  of the portfolio  manager's  investments  in  each  Fund;  (ii)  a  description  of the portfolio  manager's  compensation  structure;  and (iii) information  regarding other  accounts  managed by the  portfolio  manager and  potential  conflicts of interest that might arise from the management of multiple accounts.

Distributor

     Nationwide Fund  Distributors  LLC ("NFD" or the  "Distributor")  serves as underwriter  for each of the Funds in the continuous  distribution of its shares pursuant  to an  Underwriting  Agreement  as of May 1, 2007  (the  "Underwriting
Agreement").  Unless  otherwise  terminated,  the  Underwriting  Agreement  will continue for an initial period of two years and from year to year thereafter for successive annual periods,  if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the  outstanding  shares of that Fund, and (ii) the vote of a majority of the
Trustees  of the Trust who are not  parties  to the  Underwriting  Agreement  or interested persons (as defined in the 1940 Act) of any party to the Underwriting
Agreement,  cast in person at a meeting called for the purpose of voting on such approval.  The  Underwriting  Agreement  may be  terminated  in the event of any assignment,  as defined in the 1940 Act. NFD is a wholly-owned subsidiary of NFS
Distributors,  Inc.,  which in turn is a  wholly-owned  subsidiary  of NFS.  The following entities or people are affiliates of the Trust and are also affiliates of NFD:

      Nationwide Fund Advisors
      Nationwide Fund Management LLC
      Nationwide SA Capital Trust
      Nationwide Life Insurance Company
      Nationwide Life and Annuity Insurance Company
      Nationwide Financial Services, Inc.
      Nationwide Corporation
      Nationwide Mutual Insurance Company
      John H. Grady
      Carol Baldwin Moody
      Joseph Finelli
      Eric E. Miller

     In its capacity as Distributor, NFD solicits orders for the sale of Shares, advertises and pays the costs of distribution, advertising, office space and the personnel  involved in such activities.  NFD receives no compensation  under the
Underwriting  Agreement  with the Trust,  but may retain all or a portion of the sales charge and 12b-1 fee, if any,  imposed upon sales of shares of each of the
Funds.  NFD also  receives the proceeds of  contingent  deferred  sales  charges imposed on certain redemptions of Class C, and certain Class A shares.

Distribution Plan

     The Trust,  with respect to shares of the Funds, has adopted a Distribution
Plan (the  "Plan")  under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate NFD, as the Funds' principal underwriter,  for expenses associated with the distribution of the Funds' Class A or Class C, as applicable.  Although actual  distribution  expenses may be more or less, the Funds, or the applicable class, as indicated below,  pay NFD an annual fee under the Plan,  regardless of expenses, in annual amount that will not exceed the following amounts:

                              AMOUNT

0.25% of the average daily net assets of the Fund's Class
 A shares (distribution or service fee).

1.00% of the average daily net assets of the Fund's Class
C shares (0.25% service fee).

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect  financial  interest in the  operation of the
Plan (the "Independent Trustees").  The Plan was initially approved by the Board of Trustees on March 5, 1998 for the Nationwide  Funds.  The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent  Trustees,  cast in person at a meeting called for that purpose.
The Plan may be  terminated as to the  applicable  shares of a Fund by vote of a majority  of  the  Independent  Trustees,  or  by  vote  of a  majority  of  the outstanding shares of that Class or Fund, as applicable.  Any change in the Plan
that  would  materially   increase  the  distribution  cost  to  the  applicable
shareholders  requires  shareholder  approval.  The Trustees review  quarterly a written  report of such  costs and the  purposes  for which such costs have been incurred.  For so long as the Plan is in effect,  selection  and  nomination  of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such  disinterested  persons.  All agreements  with any person relating to the  implementation  of the Plan may be terminated at any time on 60 days' written  notice without  payment of any penalty,  by vote of a majority of the  Independent  Trustees  or by a vote  of  the  majority  of the  outstanding applicable  shares.  The Plan will  continue in effect for  successive  one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the  entire  Board of  Trustees  cast in person at a meeting  called for that purpose.  The  Board  of  Trustees  has a duty  to  request  and  evaluate  such information  as may be  reasonably  necessary  for  them  to  make  an  informed determination  of  whether  the Plan  should be  implemented  or  continued.  In addition the Trustees in approving the Plan as to the Funds must  determine that there is a reasonable  likelihood that the Plan will benefit the Funds and their
Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Funds since it encourages  Fund growth and  maintenance of Fund assets.  As the  Funds  grow in size,  certain  expenses,  and  therefore  total expenses  per share,  may be reduced  and overall  performance  per share may be improved.

     NFD has entered into,  and will enter into,  from time to time,  agreements with  selected  dealers  pursuant to which such  dealers  will  provide  certain services in connection with the distribution of the Funds' shares including, but not  limited  to,  those  discussed  above.  NFD or an  affiliate  of  NFD  pays additional  amounts  from  its own  resources  to  dealers  or  other  financial intermediaries,  including its affiliate,  NFS or its  subsidiaries,  for aid in distribution or for aid in providing administrative services to shareholders.

     NFD earned no  distribution  fees and made no  expenditures  under the Plan with respect to the Funds for the fiscal year ended October 31, 2007 because the
Funds did not commence operations until the date of this SAI.

Fund Administration and Transfer Agency Services

     Under the terms of a Fund  Administration  and Transfer  Agency  Agreement,
Nationwide Fund Management LLC ("NFM"), an indirect wholly-owned  subsidiary of
NFS, provides various  administrative and accounting  services,  including daily valuation  of the  Funds'  shares,  preparation  of  financial  statements,  tax returns,  and regulatory  reports,  and presentation of quarterly reports to the
Board of Trustees.  NFM also serves as transfer  agent and  dividend  disbursing agent for each of the Funds.  NFM is located at 1200  River  Road,  Suite  1000,
Conshohocken,  Pennsylvania  19428.  For the fund  administration  and  transfer agency  services,  each Fund pays NFM a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                      Asset Level               Aggregate Trust Fee

                  $0 up to $1 billion                  0.26%
              $1 billion up to $3 billion              0.19%
              $3 billion up to $4 billion              0.15%
              $4 billion up to $5 billion              0.08%
             $5 billion up to $10 billion              0.05%
             $10 billion up to $12 billion             0.03%
                 $12 billion and more                  0.02%

NFM earned no fees under the Fund  Administration  and Transfer Agency Agreement
with respect to the Funds for the fiscal year ended  October 31,  2007,  because the Funds did not commence operations until the date of this SAI.

Sub-Administration

     NFM has entered into a Services  Agreement  with BISYS Fund Services  Ohio,
Inc.   ("BISYS"),   effective   November  1,  2001,  to  provide   certain  fund
administration  and transfer agency services for all the funds of the Trust. For these services, NFM pays BISYS an annual fee at the following rates based on the average  daily net  assets of the  aggregate  of all the funds of the Trust that
BISYS is providing such services for:

                                             AGGREGATE TRUST FEE
               ASSET LEVEL                   AS A PERCENTAGE OF NET ASSETS

             $0 up to $1 billion                    0.20%
         $1 billion up to $3 billion                0.15%
         $3 billion up to $4 billion                0.10%
         $4 billion up to $5 billion                0.05%
        $5 billion up to $10 billion                0.02%
        $10 billion up to $12 billion               0.01%
            $12 billion and more                   0.005%

     BISYS did not receive  fees under the  Services  Agreement  with respect to these Funds for the fiscal  year ended  October 31, 2007 since the Funds did not commence operations until the date of this SAI.

Administrative Services Plan

     Under the terms of an Administrative  Services Plan, the Trust is permitted to  enter  into  Servicing  Agreements  with  servicing  organizations,  such as
broker-dealers  and  financial  institutions,   who  agree  to  provide  certain
administrative support services in connection with the Class A and Institutional
Service Class shares of the Funds. Such administrative support services include, but are not limited to, the following:  establishing and maintaining shareholder accounts;  processing purchase and redemption  transactions;  arranging for bank wires; performing shareholder sub-accounting;  answering inquiries regarding the
Funds;  providing periodic statements showing the account balance for beneficial owners  or for plan  participants  or  contract  holders  of  insurance  company separate  accounts;  transmitting  proxy statements,  periodic reports,  updated prospectuses  and other  communications  to  shareholders  and,  with respect to meetings of  shareholders,  collecting,  tabulating  and forwarding to the Trust executed proxies and obtaining such other  information and performing such other services as may reasonably be required.

     As authorized by the particular Administrative Services Plan for the Funds, the Trust has entered into a Servicing Agreement for the Funds pursuant to which
Nationwide  Financial  Services,  Inc.  ("NFS")  has agreed to  provide  certain administrative  support  services in connection  with the applicable Fund shares held  beneficially  by its  customers.  NFS is a majority  owned  subsidiary  of
Nationwide  Corporation,  and is the  parent  company of NFA,  and the  indirect parent company of NFD. In  consideration  for providing  administrative  support services,  NFS and other  entities with which the Trust may enter into Servicing
Agreements  (which may include NFD) will  receive a fee,  computed at the annual rate  of up to  0.25%  of the  average  daily  net  assets  of the  Class  A and
Institutional Service Class shares of each Fund, respectively.

Custodian

     JPMorgan  Chase Bank, 4 New York Plaza,  New York,  New York 10008,  is the
Custodian  for the  Trust  and  makes all  receipts  and  disbursements  under a
Custodian  Agreement.  The  Custodian  performs no  managerial  or policy making functions for the Funds.

Legal Counsel

     Stradley   Ronon  Stevens  &  Young,   LLP,   2600  One  Commerce   Square,
Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

Independent Registered Public Accounting Firm

    _________________________________________,  serves  as  the  Independent
Registered Public Accounting Firm for the Trust.

                              BROKERAGE ALLOCATION

     NFA  (or a  subadviser)  is  responsible  for  decisions  to buy  and  sell securities  and other  investments  for the Funds,  the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions  on stock and commodity  exchanges in the United States, these  commissions  are  negotiated,  whereas  on  foreign  stock and  commodity exchanges these  commissions  are generally fixed and are generally  higher than brokerage  commissions in the United States. In the case of securities traded on the  over-the-counter  markets or for  securities  traded on a principal  basis, there is generally no  commission,  but the price  includes a spread between the dealer's  purchase  and sale  price.  This  spread is the  dealer's  profit.  In underwritten  offerings,  the price  includes a disclosed,  fixed  commission or discount.  Most  short-term  obligations  are normally  traded on a  "principal"
rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account  rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary  consideration in portfolio security transactions is best price and execution of the transaction (i.e.,  execution at the most favorable  prices and in the most  effective  manner  possible).  "Best price-best  execution"  encompasses  many factors  affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security,  the commission  charged, the promptness,  availability and reliability of execution,  the confidentiality and  placement  accorded  the order,  and  customer  service.  Therefore,  "best price-best  execution" does not necessarily  mean obtaining the best price alone but is evaluated in the context of all the execution services provided.  NFA has complete  freedom as to the markets in and the  broker-dealers  through which it seeks this result.

     Subject to the primary  consideration of seeking best price-best  execution and as discussed below,  securities may be bought or sold through broker-dealers who have furnished  statistical,  research, and other information or services to the Adviser or a subadviser.  In placing  orders with such  broker-dealers,  the
Adviser will,  where possible,  take into account the comparative  usefulness of such  information.  Such  information  is useful to the Adviser  even though its dollar value may be  indeterminable,  and its receipt or availability  generally does not reduce the Adviser's normal research activities or expenses.

     There  may be  occasions  when  portfolio  transactions  for the  Funds are executed  as part of  concurrent  authorizations  to  purchase  or sell the same security for trusts or other accounts  (including  other mutual funds) served by the  Adviser or by an  affiliated  company  thereof.  Although  such  concurrent authorizations  potentially could be either  advantageous or  disadvantageous to the Funds,  they are affected only when the Adviser believes that to do so is in the  interest  of the Funds.  When such  concurrent  authorizations  occur,  the executions will be allocated in an equitable manner.

     In purchasing and selling  investments  for the Funds,  it is the policy of the  Adviser and  subadvisers  to obtain best  execution  at the most  favorable prices  through  responsible  broker-dealers.  The  determination  of  what  may constitute  best execution in a securities  transaction  by a broker  involves a number of  considerations,  including the overall direct net economic  result to the Funds  (involving  both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected,  the ability to  effect  the  transaction  at  all  when  a  large  block  is  involved,  the availability  of the  broker  to  stand  ready  to  execute  possibly  difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker.  These  considerations  are judgmental and are  weighed  by the  Adviser  in  determining  the  overall  reasonableness  of securities  executions and commissions  paid. In selecting  broker-dealers,  the
Adviser will consider various relevant factors,  including,  but not limited to, the size and type of the  transaction;  the nature and  character of the markets for the  security or asset to be purchased or sold;  the  execution  efficiency, settlement capability,  and financial condition of the broker-dealer's firm; the broker-dealer's  execution  services,  rendered on a continuing  basis;  and the reasonableness of any commissions.

     The  Adviser  may  cause  the Funds to pay a  broker-dealer  who  furnishes brokerage  and/or  research  services  a  commission  that is in  excess  of the
commission  another   broker-dealer   would  have  received  for  executing  the
transaction if it is determined,  pursuant to the  requirements of Section 28(e)
of the Securities  Exchange Act of 1934,  that such  commission is reasonable in relation to the value of the brokerage and/or research services  provided.  Such research  services  may  include,  among  other  things,  analyses  and  reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy,  analytic  or  modeling  software,  market  data  feeds and historical market information.  Any such research and other information provided by brokers to the Adviser is  considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory agreement.
The fees paid to the Adviser pursuant to its investment  advisory  agreement are not reduced by reason of its receiving any brokerage and research services.  The research  services  provided by  broker-dealers  can be useful to the Adviser in serving their other clients.  All research services received from the brokers to whom  commission are paid are used  collectively,  meaning such services may not actually be  utilized  in  connection  with each  client  account  that may have provided the commission paid to the brokers providing such services. The Adviser is prohibited from considering the  broker-dealers  sale of shares of the Funds, except as may be specifically permitted by law.

     Fund portfolio  transactions may be effected with  broker-dealers  who have assisted  investors  in the purchase of variable  annuity  contracts or variable insurance  policies  issued by Nationwide  Life Insurance  Company or Nationwide
Life & Annuity Insurance Company.  However,  neither such assistance nor sale of other  investment  company shares is a qualifying or  disqualifying  factor in a broker-dealer's  selection,  nor is the selection of any broker-dealer  based on the volume of shares sold.

     For the fiscal  year ended  October  31,  2007,  there were no soft  dollar commissions  paid with  respect  to the Funds  since the Funds did not  commence operations  until the date of this SAI.

     No brokerage  commissions  were paid by the Funds for the fiscal year ended
October 31, 2007 since the Funds did not commence  operations  until the date of this SAI. The Funds did not commence  operations  until the date of this SAI and consequently  held no investments in securities of their regular  broker-dealers during the fiscal year ended October 31, 2007.

     Under the 1940 Act,  "affiliated  persons" of the Funds are prohibited from dealing with it as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions  is obtained from the SEC.  However, the Funds may  purchase  securities  from  underwriting  syndicates  of which an affiliate, as defined in the 1940 Act, is a member under certain conditions,  in accordance with Rule 10f-3 under the 1940 Act.

     The Funds  contemplate  that,  consistent with the policy of obtaining best
results,   brokerage   transactions   may  be  conducted   through   "affiliated
broker/dealers,"  as  defined in the 1940 Act.  Under the 1940 Act,  commissions paid by the Funds to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities  exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated  broker-dealer must, in its judgment, be
(1) at least as favorable as those that would be charged by other brokers having comparable  execution  capability  and (2) at least as favorable as  commissions contemporaneously  charged by such broker/dealer on comparable  transactions for its most  favored  unaffiliated  customers,  except for  accounts  for which the affiliated  broker/dealer  acts as a clearing broker for another  brokerage firm and  customers of an  affiliated  broker/dealer  considered by a majority of the independent trustees not to be comparable to the Funds. The Funds do not deem it practicable  and in  their  best  interests  to  solicit  competitive  bids  for commissions on each transaction.  However,  consideration  regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

                  PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     All investments in the Trust are credited to the  shareholder's  account in the form of full and fractional  shares of the  designated  Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

     The NAV per share of each Fund is determined once daily, as of the close of regular  trading on the New York Stock  Exchange (the  "Exchange")  (generally 4
P.M. Eastern Time) on each business day the Exchange is open for regular trading
(and on such other days as the Board determines).  However, to the extent that a
Fund's  investments  are traded in markets that are open when the New York Stock
Exchange is closed,  the value of the Funds' investments may change on days when shares cannot be purchased or redeemed.

     The Trust will not compute NAV for the Funds on customary national business holidays,  including the following: New Year's Day, Martin Luther King, Jr. Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving  Day and  Christmas  Day and  other  days  when the New York  Stock
Exchange is closed.

     The Funds reserve the right to not  determine NAV when:  (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund's portfolio do not affect the Fund's net asset value.

     The offering  price for orders placed before the close of the Exchange,  on each  business  day the  Exchange  is open  for  trading,  will  be  based  upon calculation  of the NAV at the close of  regular  trading on the  Exchange.  For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.  The NAV of a share of a Fund on which offering and redemption prices  are  based is the NAV of the  Fund,  divided  by the  number  of  shares outstanding,  with the result  adjusted to the nearer cent. The NAV of the Funds is determined by subtracting  the liabilities of the Funds from the value of its assets  (chiefly  composed of  investment  securities).  The NAV per share for a class is calculated by adding the value of all  securities and other assets of a
Fund allocable to the class,  deducting liabilities allocable to that class, and dividing by the number of that class' shares  outstanding.  Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

     Securities for which market  quotations are readily available are values at current  market value as of  Valuation  Time.  Valuation  Time will be as of the close of regular trading on the New York Stock Exchange  (usually 4 P.M. Eastern
Time).  Equity  securities are valued at the last quoted sale price, or if there is no sale price,  the last quoted bid price provided by an independent  pricing service  approved  by the Board of  Trustees.  Securities  traded on NASDAQ  are valued at the NASDAQ Official  Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed-income  securities (other than short-term obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which  has  been  approved  by the  Board of  Trustees.  Short-term  debt securities such as commercial paper and U.S. treasury bills,  having a remaining maturity of 60 days or less are considered to be "short-term"  and are valued at amortized cost which  approximates  market value. The pricing service activities and results are reviewed by an officer of the Trust.

     The pricing  service  activities  and results are reviewed by an officer of the Trust.  Securities for which market quotations are not readily available, or for which an independent  pricing service does not provide a value or provides a value that does not represent fair value in the judgment of NFA or designee, are valued at fair value under  procedures  approved by the Board of Trustees.  Fair value  determinations  are required for securities  whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs  subsequent  to the time of the close of the principal market on which  such  domestic  or  foreign  security  trades  but prior to the calculation of the Funds' NAVs.

     The Nationwide International Value Fund values foreign equity securities at fair value in the circumstances described below.  Generally,  trading in foreign securities markets is completed each day at various times prior to the Valuation
Time. Due to the time  differences  between the closings of the relevant foreign securities exchanges and the Valuation Time for a Fund, the Fund will fair value its foreign  investments when the market quotations for the foreign  investments either are not  readily  available  or are  unreliable  and,  therefore,  do not represent  fair value.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the U.S.  financial  markets'  perceptions  and trading activities on a Fund's foreign investments since the last closing prices of the foreign  investments  were calculated on its primary  foreign  securities market or exchange.  For these purposes,  the Board of Trustees of the Trust has determined  that  movements  in  relevant  indices or other  appropriate  market indicators, after the close of the foreign securities exchanges, may demonstrate that market  quotations are  unreliable,  and may trigger fair value pricing for certain  securities.  Consequently,  fair valuation of portfolio  securities may occur on a daily  basis.  The fair  value  pricing  by the Trust  utilizes  data furnished by an  independent  pricing  service (and that data draws upon,  among other  information,  the market values of foreign  investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on a Fund's net asset  value.  When a
Fund  uses fair  value  pricing,  the  values  assigned  to the  Fund's  foreign investments  may not be the quoted or  published  prices of the  investments  on their primary markets or exchanges.

     The Trust may  suspend  the right of  redemption  for such  periods  as are permitted under the 1940 Act and under the following unusual circumstances:  (a)
when the New York Stock Exchange is closed (other than weekends and holidays) or trading  is  restricted;  (b)  when an  emergency  exists,  making  disposal  of portfolio securities or the valuation of net assets not reasonably  practicable;
or (c) during any period  when the SEC has by order  permitted a  suspension  of redemption for the protection of shareholders.

                        SYSTEMATIC INVESTMENT STRATEGIES

     Automatic  Asset  Accumulation - This is a systematic  investment  strategy which combines  automatic  monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy,  you invest a fixed amount  monthly  over an extended  period of time, during  both  market  highs and lows.  Dollar  Cost  Averaging  can allow you to achieve a  favorable  average  share cost over time  since  your  fixed  monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices  during  market highs.  Although no formula can assure a profit or protect against loss in a declining market,  systematic  investing has proven a  valuable  investment  strategy  in the past.  Once you have  opened an account  with  at  least  $1,000,  you  can  contribute  to an  Automatic  Asset
Accumulation plan for as little as $50 a month in the Funds.

     Automatic  Asset Transfer - This  systematic  investment plan allows you to transfer  $25 or  more to one  Nationwide  Fund  from  another  Nationwide  Fund systematically,  monthly or  quarterly,  after fund  minimums have been met. The money  is  transferred  on the  25th  day of the  month  as  selected  or on the preceding business day. Dividends of any amount can be moved  automatically from one  Nationwide  Fund to another at the time they are paid.  This  strategy  can provide  investors  with the  benefits  of  Dollar  Cost  Averaging  through  an opportunity to achieve a favorable average share cost over time. With this plan, your fixed  monthly or quarterly  transfer  from a Fund to any other  Nationwide
Fund you select buys more  shares when share  prices fall during low markets and fewer  shares at higher  prices  during  market  highs.  Although no formula can assure a profit  or  protect  against  loss in a  declining  market,  systematic investing has proven a valuable  investment  strategy in the past. For transfers from the Prime Shares of the Nationwide  Money Market Fund to either Fund, sales charges may apply if not already paid.

     Automatic Withdrawal Plan ($50 or More) - You may have checks for any fixed amount  of  $50 or  more  automatically  sent  bi-monthly,  monthly,  quarterly, semi-annually  or annually,  to you (or anyone you designate)  from your account for Class A and Class C shares.  Complete the appropriate  section of the Mutual
Fund Application for New Accounts or contact your financial  intermediary or the
Transfer  Agent.  Your account  value must meet the minimum  initial  investment amount at the time the  program  is  established.  This  program  may reduce and eventually deplete your account.  Generally,  it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge. The $50 minimum is waived for required minimum distributions from individual retirement accounts.

     NOTE:  If you are  withdrawing  more shares than your  account  receives in dividends,  you will be decreasing  your total shares  owned,  which will reduce your future dividend potential.

                               INVESTOR PRIVILEGES

     The Funds  offer  the  following  privileges  to  shareholders.  Additional information may be obtained by calling NFD toll free at 800-848-0920.

     No Sales Charge on  Reinvestments - All dividends and capital gains will be automatically  reinvested free of charge in the form of additional shares within the same Fund and class or another  specifically  requested Nationwide Fund (but the  same  class)  unless  you  have  chosen  to  receive  them  in cash on your application.  Unless requested in writing by the shareholder, the Trust will not mail checks for  dividends  and capital  gains of less than $5 but instead  they will be automatically reinvested in the form of additional shares.

     Exchange Privilege - The exchange privilege is a convenient way to exchange shares from one Nationwide  Fund to another  Nationwide Fund in order to respond to  changes  in your  goals or in market  conditions.  The  registration  of the account to which you are making an exchange  must be exactly the same as that of the fund account  from which the  exchange is made,  and the amount you exchange must meet the applicable  minimum  investment of the fund being  purchased.  The exchange  privilege may be limited due to excessive  trading or market timing of fund shares.

Exchanges among Nationwide Funds

     Exchanges  may be made among any of the  Nationwide  Funds  within the same class of shares (except for any other  Nationwide  Fund not currently  accepting purchase  orders or Class X or Class Y shares  of the  Nationwide  Fixed  Income
Funds), as long as both accounts have the same owner, and your first purchase in a new fund meets the new fund's minimum  investment  requirement (and subject to the investor  eligibility  requirements  for the Nationwide  Short Duration Bond
Fund).

     Because Class R shares of the Nationwide  Funds are held within  retirement plans,  exchange privileges among Class R shares of the Nationwide Funds may not be available  unless the Class R shares that would be received upon exchange are also available within a plan. Please contact your retirement plan  administrator for  information on how to exchange  Class R shares of a Nationwide  Fund within your retirement plan.

     Generally,  there is no sales  charge  for  exchanges  of Class B, Class C,
Class R,  Institutional  Service Class or  Institutional  Class shares among the
Nationwide Funds. However, if your exchange involves certain Class A shares, you may have to pay the  difference  between  the sales  charges  if a higher  sales charge  applies to the  Nationwide  Fund into which you are  exchanging.  If you exchange your Class A shares that are subject to a CDSC into another  Nationwide
Fund and then  redeem  those  Class A shares  within 18  months of the  original purchase (24 months for Nationwide  Enhanced  Income Fund and  Nationwide  Short
Duration  Bond  Fund),  the  applicable  CDSC  will be the  CDSC  for the  Fund.
Exchanges  into the Prime  Shares of the  Nationwide  Money Market Fund are only permitted  from Class A, Class C and  Institutional  Service  Class  shares of a
Fund.  If you exchange  Class C shares (or certain  Class A shares  subject to a
CDSC) for Prime Shares of the  Nationwide  Money Market Fund,  the time you hold the  shares in the  Money  Market  Fund  will not be  counted  for  purposes  of calculating  any CDSC.  As a result,  if you then sell your Prime  Shares of the
Nationwide Money Market Fund, you will pay the sales charge that would have been charged if the  initial  Class B, Class C (or  certain  Class A) shares had been sold at the time they were originally exchanged into the Nationwide Money Market
Fund. If you exchange your Prime Shares of the Money Market Fund back into Class
C (or certain  Class A) shares,  the time you held Class C (or certain  Class A)
shares prior to the initial  exchange into the Nationwide Money Market Fund will be counted for purposes or calculating  the CDSC. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any  applicable  CDSC at the time you redeem your shares and pay any  applicable front-end  load on a new Fund you are  purchasing  unless a sales charge  waiver otherwise applies.

Exchanges May Be Made Four Convenient Ways:

By Telephone

     Automated Voice Response System - You can  automatically  process exchanges by calling 800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the  application,  you will not have this  automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear the Fund price information, mailing and wiring instructions as well as other  mutual fund  information.  You must call our toll free number by the
     Valuation  Time to receive that day's  closing  share price.  The Valuation
     Time is the close of regular trading of the New York Stock Exchange,  which is usually 4:00 p.m. Eastern Time.

     Customer Service Line - By calling 800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the  Valuation  Time to receive that day's  closing share price.

     A Fund may record all  instructions to exchange shares. A Fund reserves the right at any time without  prior notice to suspend,  limit or terminate the telephone  exchange  privilege  or its use in any  manner by any  person or class.

     The Funds will employ the same procedure  described under "Buying,  Selling and  Exchanging  Fund  Shares"  in  the  Prospectus  to  confirm  that  the instructions are genuine.

     The Funds will not be liable for any loss, injury,  damage, or expense as a result of acting upon  instructions  communicated  by telephone  reasonably believed to be genuine,  and the Funds will be held harmless from any loss, claims or liability  arising from its  compliance  with such  instructions.
     These  options  are  subject to the terms and  conditions  set forth in the
     Prospectus and all telephone  transaction calls may be recorded.  The Funds reserve the right to revoke this  privilege at any time  without  notice to
     shareholders  and  request  the  redemption  in  writing,   signed  by  all
     shareholders.

     By Mail or Fax - Write to Nationwide Funds, P.O. Box 182205, Columbus, Ohio
     43218-2205  or fax (614)  428-3278.  Please  be sure  that  your  letter or facsimile  is signed  exactly as your account is  registered  and that your account  number and the Fund from which you wish to make the  exchange  are included.  For example,  if your account is  registered  "John Doe and Mary
     Doe", "Joint Tenants With Right of  Survivorship,'  then both John and Mary must sign the exchange  request.  The exchange will be processed  effective the date the signed letter or fax is received.  Fax requests received after the Valuation Time will be processed as of the next business day. The Funds reserve  the right to  require  the  original  document  if you use the fax method.

     By On-Line Access - Log on to our website  www.nationwidefunds.com 24 hours a day,  seven days a week,  for easy access to your  mutual fund  accounts.
     Once you have reached the website,  you will be instructed on how to select a password and perform transactions.  You can choose to receive information on all Nationwide Funds as well as your own personal accounts. You may also perform  transactions,  such as purchases,  redemptions and exchanges.  The
     Funds may  terminate the ability to buy Fund shares on their website at any time,  in which case you may continue to exchange  shares by mail,  wire or telephone pursuant to the Prospectus.

                                INVESTOR SERVICES

     Automated  Voice Response System - Our toll free number  800-848-0920  will connect  you 24 hours a day,  seven  days a week to the  system.  Through a selection of menu options,  you can conduct  transactions,  hear fund price
     information,   mailing  and  wiring  instructions  and  other  mutual  fund information.

     Toll Free Information and Assistance - Customer service representatives are available  to answer  questions  regarding  the  Funds and your  account(s)
     between  the  hours  of 8 a.m.  and 9 p.m.  Eastern  Time  (Monday  through
     Friday).  Call toll  free:  800-848-0920  or  contact  us at our fax number
     614-428-3278.

     Retirement  Plans- Shares of the Funds may be purchased  for  Self-Employed
     Retirement  Plans,   Individual  Retirement  Accounts  (IRAs),  Roth  IRAs,
     Coverdell  Education Savings Accounts,  Simplified  Employee Pension Plans,
     Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For
     a free information kit, call 800-848-0920.

     Shareholder  Confirmations - You will receive a confirmation statement each time a requested  transaction is processed.  However,  no confirmations are
     mailed  on  certain  pre-authorized,   systematic  transactions,  or  IRAs.
     Instead, these will appear on your next consolidated statement.

     Consolidated  Statements  -  Shareholders  of the Funds  receive  quarterly statements as of the end of March,  June,  September  and December.  Please
     review your  statement  carefully and notify us  immediately  if there is a discrepancy or error in your account.

     For shareholders with multiple accounts,  your consolidated  statement will reflect all your current  holdings in the Nationwide  Funds.  Your accounts are  consolidated by Social Security number and zip code.  Accounts in your household  under  other  Social  Security  numbers  may be  added  to  your statement  at  your  request.  Depending  on  which  Funds  you  own,  your consolidated  statement  will be sent  either  monthly or  quarterly.  Only
     transactions   during  the  reporting  period  will  be  reflected  on  the statements.  An  annual  summary  statement  reflecting  all  calendar-year transactions in all your funds will be sent after year-end.

     Average Cost  Statement - This  statement may aid you in preparing your tax return  and in  reporting  capital  gains  and  losses  to the IRS.  If you redeemed any shares during the calendar year, a statement  reflecting  your taxable gain or loss for the  calendar  year (based on the average cost you paid  for  the  redeemed  shares)  will be  mailed  to you  following  each year-end.  Average  cost can only be  calculated  on accounts  opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift,  inheritance,  transfer,  or by any means  other  than a  purchase cannot be calculated.

     Average cost is one of the IRS approved methods  available to compute gains or  losses.  You may wish to  consult a tax  adviser  on the other  methods available. The average cost information will not be provided to the IRS. If you have any  questions,  contact  one of our  service  representatives  at
     800-848-0920.

     Shareholder  Reports - All shareholders will receive reports  semi-annually detailing the financial operations of the Funds.

     Prospectuses  - An  updated  prospectus  will  be  mailed  to you at  least annually.

     Undeliverable  Mail - If mail from a Fund to a  shareholder  is returned as undeliverable on two or more consecutive occasions,  the Fund will not send any future mail to the  shareholder  unless it receives  notification  of a correct mailing address for the shareholder. With respect to any redemption checks or  dividend/capital  gains distribution checks that are returned as undeliverable  or not  presented for payment  within six months,  the Trust
     reserves  the  right  to  reinvest  the  check   proceeds  and  any  future
     distributions  in shares of the Fund at the then-current net asset value of the Fund until the Fund receives further instructions from the shareholder.

                             PERFORMANCE ADVERTISING

     The Funds may use past performance in advertisements, sales literature, and their  Prospectus,  including  calculations  of average  annual  total return as described below.

Total Return

     The Funds may from time to time advertise historical  performance,  subject to Rule 482 under the  Securities  Act,  or Rule  34b-1  under the 1940 Act.  An investor  should keep in mind that any return or yield  quoted  represents  past performance and is not a guarantee of future results.  The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     All  performance  advertisements  shall include average annual total return quotations for the most recent one-,  five-,  and ten-year  periods (or life, if the Funds  have been in  operation  less  than one of the  prescribed  periods).
Average  annual  total  return  represents  the rate  required  each year for an initial  investment  to equal  the  redeemable  value  at the end of the  quoted period.  It is calculated in a uniform manner by dividing the ending  redeemable value of a  hypothetical  initial  payment of $1,000 for a  specified  period of time,  by the  amount  of the  initial  payment,  assuming  reinvestment  of all
dividends  and  distributions.   The  one-,  five-,  and  ten-year  periods  are
calculated  based on periods  that end on the last day of the  calendar  quarter preceding the date on which an advertisement is submitted for publication.

                             ADDITIONAL INFORMATION

Description of Shares

     The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and  fractional  shares of  beneficial  interest of a Fund and to divide or combine such shares into a greater or lesser number of shares  without thereby  exchanging the  proportionate  beneficial  interests in the Trust. Each share of a Fund represents an equal  proportionate  interest in a Fund with each other  share.  The Trust  reserves  the  right to  create  and issue a number of different funds.  Shares of the Fund would participate  equally in the earnings, dividends,  and assets of those particular  funds. Upon liquidation of the Fund, shareholders  are  entitled  to  share  pro rata in the net  assets  of the Fund available for distribution to shareholders.

     The Trust is currently  authorized to offer shares of beneficial  interest, without  par value,  in 61  series.  With  respect  to the  Funds,  the Trust is authorized to offer the following share classes: Class A, Class C, Institutional
Service Class, and Institutional Class.

     You have an  interest  only in the assets of the shares of a Fund which you own. Shares of a particular  class are equal in all respects to the other shares of that class.  In the event of liquidation of a Fund,  shares of the same class will share pro rata in the  distribution  of the net assets of the Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as  described  in this SAI and in the  Prospectus  but will have no other preference, conversion, exchange or preemptive rights.

Voting Rights

     Shareholders  of each class of shares have one vote for each share held and a  proportionate  fractional  vote for any  fractional  share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except,  under certain circumstances,  to amend the  Declaration  of  Trust,  the  Investment  Advisory
Agreement, fundamental investment objectives, investment policies and investment restrictions,  to elect and  remove  Trustees,  to  reorganize  the Trust or any series or class  thereof and to act upon  certain  other  business  matters.  In regard to  termination,  sale of assets,  the change of  investment  objectives, policies and restrictions or the approval of an Investment  Advisory  Agreement, the right to vote is limited to the  holders  of shares of the  particular  fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the  extent  that such a meeting  is not  required,  the Trust  does not intend to have an annual  or  special  meeting  of  shareholders.  The Trust has represented  to the SEC  that  the  Trustees  will  call a  special  meeting  of shareholders  for purposes of  considering  the removal of one or more  Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding  votes of the Trust and the Trust will assist in communicating  with other  shareholders  as  required  by  Section  16(c) of the 1940  Act.  At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all  outstanding  shares of the Trust),  by majority  vote,  has the power to remove one or more Trustees.

Shareholder Inquiries

     All  inquiries  regarding  the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this SAI.

                       ADDITIONAL GENERAL TAX INFORMATION

Buying a dividend

     If you  invest  in a Fund  shortly  before  the  record  date of a  taxable distribution,  the distribution will lower the value of the Fund's shares by the amount  of the  distribution,  and  you  will  in  effect  receive  some of your investment back, but in the form of a taxable distribution.

Multi-class funds

     Each Fund calculates  dividends and capital gain  distributions in the same manner for each  class.  The  amount of any  dividends  per share  will  differ, however,  generally due to the difference in the  distribution and service (Rule
12b-1) and administrative services fees applicable to each class.

Distributions of net investment income

     The Funds receive income generally in the form of dividends and interest on their investments in portfolio  securities.  This income, less expenses incurred in the operation of a Fund,  constitutes  its net  investment  income from which dividends may be paid to you. If you are a taxable  investor,  any distributions by a Fund from such income (other than  qualified  dividend  income  received by individuals)  will be taxable to you at ordinary  income tax rates,  whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to  individuals  at long-term  capital  gain rates,  provided certain holding period  requirements are met. See the discussion below under the heading, "Qualified Dividend Income for Individuals."

Distributions of capital gains

     A Fund may derive  capital gain and loss in connection  with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions  paid from the excess of net long-term capital  gain  over  net  short-term  capital  loss  will be  taxable  to you as long-term capital gain,  regardless of how long you have held your shares in the
Fund.  Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed  once each year and may be  distributed  more  frequently,  if  necessary,  in  order to  reduce  or eliminate federal excise or income taxes on the Fund.

Returns of capital

     If a Fund's  distributions  exceed its  taxable  income and  capital  gains realized  during a taxable year, all or a portion of the  distributions  made in the  same  taxable  year  may be  recharacterized  as a  return  of  capital  to shareholders.  A return of capital  distribution  will generally not be taxable, but will reduce each  shareholder's  cost basis in a Fund and result in a higher reported  capital gain or lower reported capital loss when those shares on which the  distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investment in foreign securities

     Effect of Foreign  Withholding  Taxes.  Each Fund is permitted to invest in foreign securities as described above. Accordingly,  the Funds may be subject to foreign  withholding taxes on income from certain foreign  securities.  This, in turn, could reduce a Fund's distributions paid to you.

     Pass-through of foreign tax credits by the Nationwide  International  Value
Fund.  If more than 50% of a Fund's  total assets at the end of a fiscal year is invested in foreign  securities,  the Fund may elect to pass through to you your pro rata share of foreign  taxes paid by the Fund.  If this  election is made, a
Fund may report more  taxable  income to you than it actually  distributes.  You will then be entitled  either to deduct  your share of these taxes in  computing your taxable  income,  or to claim a foreign tax credit for these taxes  against your U.S. federal income tax (subject to limitations for certain  shareholders).
A Fund will provide you with the  information  necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends,  designated by a Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise  available foreign tax credits on your  federal  income tax return.  Shareholders  in these circumstances  should talk with their  personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income for federal  income tax  purposes  by a Fund.  Similarly,  foreign  exchange  losses realized  on the sale of debt  securities  generally  are  treated  as  ordinary losses.  These gains when distributed are taxable to you as ordinary income, and
any  losses  reduce  the  Fund's   ordinary  income   otherwise   available  for
distribution to you. This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's  previously distributed income to be classified as a return of capital.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that  could be deemed for  federal  income tax  purposes  to be passive  foreign investment companies ("PFICs"). In general, a PFIC is any foreign corporation if
75% or more of its gross income for its taxable year is passive  income,  or 50%
or more of its average  assets (by value) are held for the production of passive income.  When investing in PFIC securities,  each Fund intends to mark-to-market these  securities  under  certain  provisions  of the  Code  and  recognize  any unrealized  gains as ordinary  income at the end of the Fund's fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute,  even  though  it has not  sold or  received  dividends  from  these securities.  You should also be aware that the designation of a foreign security as a PFIC  security  will  cause its  income  dividends  to fall  outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced  rate of taxation on qualified  dividends  when distributed  to you by a Fund.  In addition,  if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market  election, the Fund may be  subject  to  U.S.  federal  income  tax  on a  portion  of  any  "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable  dividend by the Fund to its  shareholders.  Additional charges  in the  nature of  interest  may be  imposed  on a Fund in  respect  of deferred taxes arising from such distributions or gains.

Information on the amount and tax character of distributions

     The Funds will inform you of the amount and character of your distributions at the time  they  are  paid,  and will  advise  you of the tax  status  of such distributions  for federal  income tax purposes  shortly after the close of each calendar  year.  If you have not held Fund  shares for a full  year,  a Fund may designate and  distribute  to you, as ordinary  income,  qualified  dividends or capital  gains,  and in the case of  non-U.S.  shareholders,  a Fund may further designate and distribute as  interest-related  dividends and short-term  capital gain dividends, a percentage of income that is not equal to the actual amount of such income  earned during the period of your  investment  in the Fund.  Taxable distributions  declared by a Fund in December to  shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be taxed as a regulated investment company

     Each Fund has  elected,  or intends to elect,  to be treated as a regulated investment  company under Subchapter M of the Internal Revenue Code ("Code") and intends to so qualify during the current fiscal year. As a regulated  investment company,  a Fund  generally is not subject to entity level federal income tax on the income and gains it distributes  to you. The Board of Trustees  reserves the right not to distribute a Fund's net  long-term  capital gain or not to maintain the qualification of a Fund as a regulated  investment  company if it determines such a course of action  to be  beneficial  to  shareholders.  If net  long-term capital  gain is  retained,  a Fund  would be  taxed on the gain at the  highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund. If a Fund fails to qualify as a regulated  investment  company,  the Fund would be subject to federal  and state corporate taxes on its taxable income and gains,  and  distributions to you will be treated as taxable  dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax  purposes,  each Fund must meet certain  asset  diversification,  income and distribution specific requirements, including:

     (i)A Fund must maintain a diversified  portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise tax distribution requirements

     To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month  period ending October 31; and 100% of any  undistributed  amounts from the prior year. The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, exchanges and redemption of Fund shares

     Sales,  exchanges and redemptions  (including  redemptions in kind) of Fund shares are taxable  transactions  for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you  realize  will be a  capital  gain or loss and will be long-term  or  short-term,  generally  depending  on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  or exchange of shares held for six months or less will be treated as long-term  capital loss to the extent of any long-term  capital gain distributed to you by the Fund on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis-- Class A shares only.  In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

      IF:

o    In your original purchase of Fund shares, you received a reinvestment right
     (the right to  reinvest  your sales  proceeds at a reduced or with no sales charge), and
o    You  sell  some or all of your  original  shares  within  90 days of  their purchase, and
o    You reinvest the sales proceeds in the Fund or in another  Nationwide Fund, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

U.S. government securities

     Income earned on certain U.S.  government  obligations is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant tax-free  status  to  dividends  paid to you  from  interest  earned  on  direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a
Fund in certain other obligations,  such as repurchase agreements collateralized by U.S.  government  obligations,  commercial  paper and  federal  agency-backed obligations (e.g.,  GNMA) or FNMA  obligations),  generally does not qualify for tax-free  treatment.  The rules on  exclusion of this income are  different  for corporations.

Qualified dividend income for individuals

     For individual shareholders,  a portion of the dividends paid by a Fund may be  qualified  dividend  income,  which is eligible  for  taxation at  long-term capital gain rates.  This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified foreign corporations.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-received deduction for corporations

     For corporate  shareholders,  a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. The portion of dividends paid by a
Fund that so qualifies  will be  designated  each year in a notice mailed to the
Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic  (U.S.)  corporations  that would have  qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.  Either none or only a nominal portion of the dividends paid by the
Nationwide   International  Value  Fund  will  be  eligible  for  the  corporate dividends-received  deduction  because  such Fund  invests  primarily in foreign securities.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Investment in complex securities

     The Funds  may  invest in  complex  securities  that  could be  subject  to numerous  special  and  complex tax rules.  These  rules  could  accelerate  the recognition of income by a Fund (possibly  causing a Fund to sell  securities to raise the cash for  necessary  distributions)  and/or defer a Fund's  ability to recognize a loss, and, in limited cases,  subject a Fund to U.S.  federal income tax. These rules could also affect whether gain or loss  recognized by a Fund is treated as ordinary or capital,  or as interest or dividend income.  These rules could,  therefore,  affect  the  amount,  timing  or  character  of  the  income distributed to you by a Fund. For example:

     Derivatives.  A Fund is  permitted to invest in certain  options,  futures, forwards or foreign currency contracts. If a Fund makes these investments, under certain  provisions  of the Code,  it may be  required to  mark-to-market  these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it  continues  to hold the  contracts.
Under these  provisions,  gains or losses on the  contracts  generally  would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain  foreign  currency  contracts  would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to  mark-to-market  these  contracts  annually as of October 31 (for capital  gain net  income and  ordinary  income  arising  from  certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold  offsetting  positions in securities.  If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Securities  purchased  at  discount.  A Fund  is  permitted  to  invest  in securities  issued or  purchased  at a discount  such as zero  coupon,  deferred interest  or  payment-in-kind  (PIK)  bonds that could  require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

     Investment in taxable mortgage pools (excess inclusion income). Real estate investment  trusts  ("REITs") in which a Fund invests (if any) may hold residual interests in certain  mortgage  pooling  vehicles formed as real estate mortgage investment conduits ("REMICs") and/or may enter into transactions that result in a portion of the REIT's assets  qualifying as a "taxable mortgage pool" for U.S.
federal income tax purposes.  Also, a Fund may make direct  investments in REMIC residual interests.  The portion of a Fund's income received from REMIC residual interests,  either  directly or through an  investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as "excess inclusion  income") generally is required to be allocated by the Fund to the Fund's  shareholders in proportion to the dividends paid to such shareholders  with the same  consequences  as if the  shareholders  received the excess inclusion income directly.

     Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess  inclusion  income that is allocable to the percentage of its shares held in record name by "disqualified  organizations," which are generally certain cooperatives,  governmental  entities and tax-exempt  organizations that are exempt from tax on unrelated  business  taxable  income.  To the extent that
Fund shares owned by "disqualified  organizations"  are held in record name by a broker/dealer  or other  nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion income  allocable to Fund shares held by the  broker/dealer  or other nominee on behalf of the "disqualified  organizations."  The Funds expect that disqualified organizations  own their shares.  Because this tax is imposed at the Fund level,
all   shareholders,   including   shareholders   that   are   not   disqualified
organizations,  will bear a portion of the tax cost  associated  with the Fund's receipt of excess inclusion income. However, to the extent permissible under the
1940 Act, regulated  investment  companies such as the Funds are permitted under
Treasury  Regulations to specially allocate this tax expense to the disqualified organizations  to which it is  attributable,  without  a  concern  that  such an allocation will constitute a preferential dividend.

     In addition,  with respect to Fund  shareholders who are not nominees,  for
Fund taxable  years  beginning  on or after  January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:

o    If the excess  inclusion income received by a Fund from all sources exceeds
     1% of the Fund's gross income, it must inform the non-nominee  shareholders of the amount and character of excess  inclusion  income allocated to them;
     and

o    If a Fund  receives  excess  inclusion  income  from a  REIT  whose  excess inclusion  income in its most  recent  tax year  ending not later than nine months  before the first day of the Fund's  taxable year exceeded 3% of the
     REIT's total dividends,  the Fund must inform its non-nominee  shareholders of the amount and  character of the excess  inclusion  income  allocated to them from such REIT.

     Under these rules,  the taxable  income of any Fund  shareholder  can in no event be less that the sum of the  excess  inclusion  income  allocated  to that shareholder  and any such  excess  inclusion  income  cannot  be  offset  by net operating losses of the shareholder.  If the shareholder is a tax-exempt  entity and not a  "disqualified  organization,"  then this  income is fully  taxable as unrelated business taxable income under the Code. Charitable remainder trusts do not incur  UBTI by  receiving  excess  inclusion  income  from the Fund.  If the shareholder  is a non-U.S.  person,  such  shareholder  would be subject to U.S.
federal income tax withholding at a rate of 30% on this income without reduction or exemption  pursuant to any  otherwise  applicable  income tax treaty.  If the shareholder  is a REIT,  a regulated  investment  company,  common trust fund or other  pass-through  entity,  such  shareholder's  allocable share of the Fund's excess  inclusion  income would be considered  excess  inclusion  income of such entity and such entity would be subject to tax at the highest corporate tax rate on any excess  inclusion  income allocated to their owners that are disqualified organizations.  Accordingly,  investors  should be aware  that a portion  of the
Fund's income may be considered excess inclusion income.

     Compliance  with  these   requirements   will  require  a  Fund  to  obtain
significant cooperation from the REITs in which it invests.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup withholding

     By law, a Fund must withhold a portion of your taxable  dividends and sales proceeds unless you:

      o  provide your correct social security or taxpayer identification number,
      o  certify that this number is correct,
      o  certify that you are not subject to backup withholding, and
      o  certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. investors

     Non-U.S.  investors  (shareholders  who,  as to the  United  States,  are a nonresident alien individual,  foreign trust or estate, foreign corporation,  or foreign  partnership) may be subject to U.S.  withholding and estate tax and are subject to special  U.S.  tax  certification  requirements.  Non-U.S.  investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by a Fund,  subject  to  certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain  dividends  designated by a Fund and paid from either  long-term or short-term  capital gains (other than gain realized on  disposition of U.S. real property  interests)  are not subject to U.S.  withholding  tax unless you are a nonresident  alien  individual  present  in the  United  States  for a period or periods aggregating 183 days or more during the taxable year.

     Interest-related dividends. Interest-related dividends designated by a Fund and paid from qualified net interest income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued  by a  corporation  or  partnership  in which  the  Fund is a  10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less  than the  amount  that is so  qualified.  This is  because  the designation  is based on an estimate of a Fund's  qualified net interest  income for its entire  fiscal  year,  which can only be  determined  with  exactness at fiscal year end. As a  consequence,  a Fund may over  withhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for a Fund to  designate,  and each Fund reserves the right in these cases to not designate,  small amounts of interest-related or short-term  capital  gain  dividends.  Additionally,  a  Fund's  designation  of interest-related  or short-term capital gain dividends may not be passed through
to   shareholders   by   intermediaries   who   have   assumed   tax   reporting
responsibilities  for this income in managed or omnibus  accounts due to systems limitations  or operational  constraints.  The exemption  from  withholding  for short-term capital gain dividends and interest-related  dividends paid by a Fund is  effective  for  dividends  paid  with  respect  to  taxable  years of a Fund beginning  after  December  31,  2004 and  before  January 1, 2008  unless  such exemptions are extended or made permanent.

     Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment
Trusts  (REITs).  The sale of a U.S. real  property  interest by a Fund, or by a
REIT or U.S. real property  holding  corporation in which the Fund invests,  may trigger  special  tax  consequences  to the Fund's  non-U.S.  shareholders.  The
Foreign  Investment  in Real Property Tax Act of 1980  (FIRPTA)  makes  non-U.S.
persons  subject to U.S. tax on disposition of a U.S. real property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through  rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as a Fund, as follows:

o    The RIC is  classified  as a  qualified  investment  entity.  A  "qualified investment  entity"  includes  a RIC if, in  general,  more than 50% of the
     RIC's assets consists of interests in REITs and U.S. real property  holding corporations.
o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of Fund shares at any time  during the  one-year  period  ending on the date of the distribution; and
o    If these conditions are met, Fund  distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI),  causing the distribution  to be subject to U.S.  withholding  tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.
o    In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Fund  classified as a qualified  investment  entity,
     Fund  distributions  to you  attributable to gain realized by the Fund from disposition  of USRPI will be treated as ordinary  dividends  (rather  than short- or long-term  capital gain) subject to withholding at a 30% or lower treaty rate.

     Because  each Fund  expects  to invest  less than 50% of its  assets at all times,  directly and indirectly,  in U.S. real property interests,  the Funds do not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

     Net investment  income from dividends on stock and foreign source  interest income continue to be subject to withholding tax; effectively  connected income.
Ordinary dividends paid by a Fund to non-U.S.  investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and
(ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.
If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.

     U.S.  estate tax. An  individual  who, at the time of death,  is a non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless  a treaty  exemption  applies.  If a treaty  exemption  is  available,  a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the  exemption  in order to  obtain a U.S.  federal  transfer  certificate.  The transfer  certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit  (equivalent to U.S. situs assets with a value of $60,000).  For estates  with U.S.  situs assets of not more than
$60,000,  the Fund may accept, in lieu of a transfer  certificate,  an affidavit from an appropriate  individual evidencing that decedent's U.S. situs assets are below this threshold  amount.  In addition,  a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a
Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations,  deposits,  or other  property  that would  generally  be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder  entitled  to claim the  benefits of an  applicable  tax treaty may be different from those described herein.  Non-U.S.  shareholders are urged to consult  their own tax  advisers  with  respect to the  particular  tax consequences to them of an investment in a Fund,  including the applicability of foreign tax.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "Additional  General Tax Information" is not intended or written to be used as tax advice and does not  purport to deal with all  federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in either of the Funds.

                               MAJOR SHAREHOLDERS

     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance
Company,  each  located  at One  Nationwide  Plaza,  Columbus,  Ohio  43215  and
Nationwide  Life  Insurance  Company  of  America  ("NLICA"),  located  at  1000
Chesterbrook  Boulevard,   Berwyn,   Pennsylvania  19312,  are  wholly-owned  by
Nationwide  Financial  Services,  Inc.  ("NFS").  Nationwide  Life  and  Annuity
Insurance Company of America, located at 300 Continental Drive, Newark, Delaware
19713,  is  wholly-owned by NLICA.  NFS, a holding  company,  has two classes of common stock  outstanding  with  different  voting  rights  enabling  Nationwide
Corporation (the holder of all outstanding Class B Common Stock) to control NFS.
Nationwide  Corporation is also a holding  company in the  Nationwide  Insurance
Enterprise.  All of the  common  stock  of  Nationwide  Corporation  is  held by
Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance
Company (4.8%), each of which is a mutual company owned by its policyholders.

                              FINANCIAL STATEMENTS

     A copy of the Funds'  annual  report may be  obtained  without  charge upon request by writing a Fund or by calling toll free 800-848-0920. As the Funds are new, the first annual report will be available on or about December 31, 2008.

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

     A  Standard  & Poor's  corporate  or  municipal  debt  rating  is a current assessment  of the  creditworthiness  of an obligor  with  respect to a specific obligation.  This  assessment  may  take  into  consideration  obligors  such as guarantors, insurers, or lessees.

     The debt  rating  is not a  recommendation  to  purchase,  sell,  or hold a security,  inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

     AAA  - Debt rated  'AAA' has the  highest  rating  assigned  by  Standard &
          Poor's.  Capacity to pay  interest  and repay  principal  is extremely strong.

     AA   - Debt rated 'AA' has a very strong capacity to pay interest and repay principal  and  differs  from the highest  rated  issues only in small degree.

     A    - Debt  rated  'A' has a strong  capacity  to pay  interest  and repay principal  although it is  somewhat  more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than debt in higher rated categories.

     BBB- Debt rated 'BBB' is  regarded  as having an  adequate  capacity to pay interest and repay principal.  Whereas it normally  exhibits  adequate
          protection   parameters,   adverse  economic  conditions  or  changing
          circumstances  are more  likely to lead to a weakened  capacity to pay interest and repay  principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB',  'B', 'CCC',  'CC' and 'C' is regarded as having  predominantly speculative  characteristics  with respect to capacity to pay interest and repay principal.  'BB' indicates the least degree of speculation  and 'C' the highest.
While such debt will likely have some  quality and  protective  characteristics, these are outweighed by large  uncertainties  or major risk exposures to adverse conditions.

     BB   - Debt rated 'BB' is less vulnerable to default than other speculative issues.  However, it faces major ongoing  uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     B    -  Debt  rated  'B'  has  a  greater  vulnerability  to  default  than obligations  rated BB but  currently has the capacity to meet interest payments and principal  repayments.  Adverse business,  financial,  or economic  conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC  -  Debt  rated  'CCC'  is  currently  vulnerable  to  default,  and is dependent upon favorable business,  financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business,  financial,  or economic conditions,  it is not likely to have the capacity to pay interest and repay principal.

     CC   -  Debt  rated  'CC'  typically  is  currently  highly  vulnerable  to nonpayment.

     C    - Debt rated 'C' signifies that a bankruptcy  petition has been filed, but debt service payments are continued.

     D    - Debt rated 'D' is in payment  default.  The 'D' rating  category  is used when interest payments or principal  payments are not made on the date due even if the applicable  grace period has not expired,  unless
          Standard & Poor's believes that such payments will be made during such grace  period.  The 'D' rating  also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

     Aaa  - Bonds which are rated Aaa are judged to be of the best quality. They carry  the  smallest  degree  of  investment  risk  and are  generally referred to as "gilt  edged."  Interest  payments  are  protected by a large or by an  exceptionally  stable  margin and principal is secure.
          While the  various  protective  elements  are likely to  change,  such changes  as  can  be  visualized  are  most  unlikely  to  impair  the fundamentally strong position of such issues.

     Aa   - Bonds  which are rated Aa are  judged to be of high  quality  by all standards.  Together  with  the  Aaa  group  they  comprise  what  are generally  known as high grade  bonds.  They are rated  lower than the best bonds because margins of protection may not be as large as in Aaa securities or  fluctuation  of  protective  elements may be of greater amplitude  or  there  may be other  elements  present  which  make the long-term risk appear somewhat larger than in Aaa securities.

     A    - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium  grade  obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a  susceptibility  to impairment some time in the future.

     Baa  - Bonds which are rated Baa are considered as medium-grade obligations
          (i.e., they are neither highly protected nor poorly secured). Interest payments and principal  security  appear  adequate for the present but
          certain    protective    elements   may   be   lacking   or   may   be
          characteristically  unreliable  over any great  length  of time.  Such bonds lack  outstanding  investment  characteristics  and in fact have speculative characteristics as well.

     Ba   - Bonds  which are rated Ba are judged to have  speculative  elements;
          their future cannot be considered  well-assured.  Often the protection of interest and principal  payments may be very moderate,  and thereby not well  safeguarded  during both good and bad times over the future.
          Uncertainty of position characterizes bonds in this class.

     B    - Bonds  which  are  rated B  generally  lack  characteristics  of the desirable investment.  Assurance of interest and principal payments or of  maintenance of other terms of the contract over any long period of time may be small.

     Caa  - Bonds which are rated Caa are of poor  standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

     Ca   - Bonds which are rated Ca represent obligations which are speculative in a high  degree.  Such  issues  are often in  default  or have other marked shortcomings.

     C    - Bonds  which are rated C are the lowest  rated  class of bonds,  and issues so rated can be regarded as having  extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's description of state and municipal note ratings:

     MIG-1-- Notes bearing this  designation  are of the best quality,  enjoying strong  protection  from  established  cash  flows of funds  for their servicing from  established and  board-based  access to the market for refinancing, or both.

     MIG-2-- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     MIG-3-- Notes bearing this designation are of favorable  quality,  with all security  elements  accounted  for but  lacking  the  strength  of the preceding  grade.  Market access for  refinancing,  in particular,  is likely to be less well established.

                            FITCH, INC. BOND RATINGS

Fitch, Inc. ("Fitch") investment grade bond ratings provide a guide to investors in  determining  the credit risk  associated  with a  particular  security.  The ratings  represent  Fitch's  assessment  of the  issuer's  ability  to meet  the obligations of a specific debt issue or class of debt in a timely manner.

The  rating  takes  into  consideration  special  features  of  the  issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch  ratings do not  reflect  any credit  enhancement  that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same  rating are of similar  but not  necessarily  identical
credit  quality  since  the  rating   categories  do  not  fully  reflect  small
differences in the degrees of credit risk.

Fitch  ratings  are not  recommendations  to buy,  sell,  or hold any  security.
Ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

Fitch ratings are based on information  obtained from issuers,  other  obligors, underwriters,  their  experts,  and other sources Fitch believes to be reliable.
Fitch  does not  audit or  verify  the truth or  accuracy  of such  information.
Ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA  Bonds   considered   investment  grade  and  representing  the  lowest
          expectation  of credit risk. The obligor has an  exceptionally  strong capacity for timely payment of financial commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

     AA   Bonds  considered  investment  grade and of very high credit  quality.
          This rating  indicates a very strong  capacity  for timely  payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

     A    Bonds  considered  investment grade and representing a low expectation of credit  risk.  This rating  indicates a strong  capacity for timely payment of financial commitments.  This capacity may, nevertheless, be more  vulnerable to changes in economic  conditions  or  circumstances than long term debt with higher ratings.

     BBB  Bonds  considered to be in the lowest  investment grade and indicating that there is currently low  expectation  of credit risk. The capacity for timely payment of financial  commitments  is considered  adequate, but adverse changes in economic  conditions and circumstances are more likely to impair this capacity.

     BB   Bonds  considered  speculative.  This rating indicates that there is a possibility of credit risk  developing,  particularly as the result of adverse  economic  changes over time;  however,  business or financial alternatives  may be available to allow  financial  commitments  to be met. Securities rated in this category are not investment grade.

     B    Bonds  considered  highly  speculative.  This  rating  indicates  that significant  credit  risk is present,  but a limited  margin of safety remains.  Financial  commitments  are  currently  being met;  however, capacity  for  continued  payment  is  contingent  upon  a  sustained, favorable business and economic environment.

     CCC, CC and C Bonds are  considered a high default risk.  Default is a real possibility.  Capacity  for meeting  financial  commitments  is solely reliant upon sustained, favorable business or economic developments. A
          'CC' rating indicates that default of some kind appears probable.  'C'
          rating signals imminent default.

     DDD, DD and D Bonds are in  default.  Such  bonds are not  meeting  current obligations  and  are  extremely  speculative.  'DDD'  designates  the
          highest   potential  for  recovery  of  amounts   outstanding  on  any
          securities  involved  and 'D'  represents  the  lowest  potential  for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's ("S&P")  commercial paper rating is a current  assessment of the likelihood of timely payment of debt  considered  short-term in the relevant market.

Ratings are graded into several  categories,  ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

     A-1  This highest  category  indicates that the degree of safety  regarding timely payment is strong. Those issues determined to possess extremely strong  safety  characteristics  are  denoted  with  a plus  sign  (+)
          designation.

     A-2  Capacity  for  timely  payment  on  issues  with this  designation  is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

     A-3  Issues  carrying this  designation  have adequate  capacity for timely payment.  They are, however, more vulnerable to the adverse effects of
          changes  in  circumstances   than  obligations   carrying  the  higher
          designations.

     B    Issues rated 'B' are regarded as having only speculative  capacity for timely payment.

     C    This rating is assigned to short-term debt  obligations  with doubtful capacity for payment.

     D    Debt rated 'D' is in payment default.  the 'D' rating category is used when interest payments or principal  payments are not made on the date due,  even if the  applicable  grace  period has not  expired,  unless
          Standard & Poor's believes that such payments will be made during such grace period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes.  Notes  maturing  in three  years or less will  likely  receive a note rating.  Notes maturing  beyond three years will most likely receive a long-term debt rating.

         The following criteria will be used in making the assessment:

     1.   Amortization  schedule  - the larger the final  maturity  relative  to other  maturities,  the more  likely  the issue is to be  treated as a note.

     2.   Source of  payment - the more the issue  depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

     SP-1 Strong  capacity to pay principal and interest.  Issues  determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

     SP-2 Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability to adverse  financial and economic changes over the term of the notes.

     SP-3 Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's  short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations.  These obligations have an original maturity not exceeding one year, unless  explicitly noted.  Moody's employs the following three designations,  all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting  institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be  evidenced  by the  following  characteristics:  (I) leading  market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

Issuers rated Prime-2 (or supporting  institutions)  have a strong  capacity for repayment of short-term promissory obligations.  This will normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.  Earnings trends and  coverage  ratios,  while sound,  will be more subject to  variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting  institutions) have an acceptable  capacity for  repayment  of  short-term  promissory  obligations.  The effect of industry characteristics  and market  composition may be more pronounced.  Variability in earnings and profitability may result in changes in the level of debt protection measurements  and may  require  relatively  high  financial  leverage.  Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

                              MOODY'S NOTE RATINGS

MIG  1/VMIG 1  This  designation  denotes best quality.  There is present strong protection by established cash flows,  superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG  2/VMIG 2  This designation denotes high quality.  Margins of protection are ample although not so large as in the preceding group.

MIG  3/VMIG 3  This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding  grades.  Liquidity and cash flow protection may be narrow and market  access  for  refinancing  is likely to be less well established.

MIG  4/VMIG  4 This designation  denotes adequate quality.  Protection  commonly regarded  as required  of an  investment  security is present and although not distinctly or  predominantly  speculative,  there is specific risk.

SG             This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's  short-term ratings apply to debt obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The  short-term  rating places greater  emphasis than a long-term  rating on the existence of liquidity  necessary to meet the issuer's  obligations  in a timely manner.

     F-1+ Exceptionally  strong credit quality.  Issues assigned this rating are regarded  as having  the  strongest  degree of  assurance  for  timely payment.

     F-1  Very strong credit  quality.  Issues  assigned this rating  reflect an assurance of timely  payment only  slightly less in degree than issues rated F-1+.

     F-2  Good credit  quality.  Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                                   APPENDIX B

                        PROXY VOTING GUIDELINES SUMMARIES

NATIONWIDE FUND ADVISORS

SUMMARY OF
PROXY VOTING GUIDELINES

GENERAL

     The Board of Trustees of Nationwide  Mutual Funds and  Nationwide  Variable
Insurance  Trust (the  "Funds")  has approved the  continued  delegation  of the authority to vote proxies  relating to the securities  held in the portfolios of the Funds to each Fund's investment adviser or sub-adviser,  as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment  advisers and sub-advisers of the Funds,  some of which  advisers  and  sub-advisers  use  an  independent  service  provider,  as described below.

     Nationwide Fund Advisors ("NFA" or the "Adviser"), is an investment adviser that is registered with the U.S.  Securities and Exchange Commission (the "SEC")
pursuant to the  Investment  Advisers  Act of 1940,  as amended  (the  "Advisers
Act").  NFA  currently  provides  investment  advisory  services  to  registered investment companies (hereinafter referred to collectively as "Clients").

     Voting proxies that are received in connection  with  underlying  portfolio securities held by Clients is an important  element of the portfolio  management services that NFA performs for Clients. NFA's goal in performing this service is to make proxy voting  decisions:  (i) to vote or not to vote proxies in a manner that serves the best  economic  interests  of  Clients;  and (ii) that avoid the influence  of conflicts of  interest.  To implement  this goal,  NFA has adopted proxy voting  guidelines (the "Proxy Voting  Guidelines") to assist it in making proxy  voting  decisions  and  in  developing  procedures  for  effecting  those decisions. The Proxy Voting Guidelines are designed to ensure that where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Proxy Voting  Guidelines  address a wide variety of individual  topics,
including,  among  other  matters,   shareholder  voting  rights,  anti-takeover
defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

     The proxy voting records of the Funds are available to  shareholders on the
Trust's website, www.nationwidefunds.com, and the SEC's website.

HOW PROXIES ARE VOTED

     NFA  has  delegated  to  Institutional  Shareholder  Services  ("ISS"),  an
independent  service  provider,  the  administration  of proxy voting for Client portfolio  securities  directly  managed by NFA.  ISS,  a Delaware  corporation, provides  proxy-voting  services  to many asset  managers on a global  basis.  A committee of NFA personnel has reviewed,  and will continue to review  annually, the  relationship  with ISS and the  quality  and  effectiveness  of the various services provided by ISS.

     Specifically,  ISS assists NFA in the proxy voting and corporate governance oversight process by developing and updating the "ISS Proxy Voting  Guidelines,"
which  are  incorporated  into the Proxy  Voting  Guidelines,  and by  providing
research   and   analysis,    recommendations   regarding   votes,   operational
implementation,  and  recordkeeping  and reporting  services.  NFA's decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight  by NFA,  generally  will result in proxy voting  decisions which serve the best economic interests of Clients. NFA has reviewed,  analyzed, and determined  that the ISS Proxy Voting  Guidelines  are  consistent  with the views of NFA on the various types of proxy proposals.  When the ISS Proxy Voting
Guidelines  do not  cover a  specific  proxy  issue  and ISS does not  provide a recommendation: (i) ISS will notify NFA; and (ii) NFA will use its best judgment in voting  proxies on behalf of the  Clients.  A summary of the ISS Proxy Voting
Guidelines is set forth below.

CONFLICTS OF INTEREST

     NFA does not engage in investment banking,  administration or management of corporate  retirement  plans,  or any other  activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by
ISS pursuant to the pre-determined  ISS Proxy Voting  Guidelines,  NFA generally does not make an actual  determination of how to vote a particular  proxy,  and, therefore,  proxies  voted on behalf of Clients do not reflect  any  conflict of interest.  Nevertheless,  the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

     The Proxy Voting  Guidelines  provide  that,  if a proxy  proposal  were to create a conflict of interest between the interests of a Client and those of NFA
(or between a Client and those of any of NFA's affiliates,  including Nationwide
Fund  Distributors LLC and Nationwide),  then the proxy should be voted strictly in conformity with the  recommendation  of ISS. To monitor  compliance with this policy,  any proposed or actual deviation from a  recommendation  of ISS must be reported  to the chief  counsel  for NFA.  The chief  counsel  for NFA then will provide  guidance  concerning  the  proposed  deviation  and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from an ISS  recommendation,  the affected Client (or other appropriate
Client authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     NFA,  through ISS, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy  because it is  impractical  or too  expensive to do so. For example,  NFA will not process a proxy in connection with a foreign  security if the cost of voting a foreign  proxy  outweighs the benefit of voting the foreign proxy,  when NFA has not been given  enough time to process the vote,  or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign  security.  Also,  NFA generally will not seek to recall the securities on loan for the purpose of voting the securities.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For  any  Fund,  or  portion  of a  Fund  that  is  directly  managed  by a sub-adviser,  the  Trustees  of the  Fund and NFA have  delegated  proxy  voting authority to that  sub-adviser.  Each  sub-adviser has provided its proxy voting policies  to the  Board of  Trustees  of the Fund and NFA for  their  respective review and these proxy voting policies are described below.  Each sub-adviser is required  (1) to  represent  quarterly  to NFA that all  proxies of the  Fund(s)
advised by the sub-adviser were voted in accordance with the sub-adviser's proxy voting  policies as  provided to NFA and (2) to confirm  that there have been no material  changes to the  sub-adviser's  proxy voting  policies.  2005 ISS Proxy
Voting Guidelines Summary

The following is a concise summary of the ISS proxy voting policy guidelines for
2005.

1.       Auditors

Vote  CASE-BY-CASE  on shareholder  proposals on auditor  rotation,  taking into account these factors:

o    Tenure of the audit firm
o    Establishment  and disclosure of a renewal  process  whereby the auditor is regularly evaluated for both audit quality and competitive price
o    Length of the rotation period advocated in the proposal
o    Significant audit-related issues
o    Number of audit committee meetings held each year
o    Number of financial experts serving on the committee

2.       Board of Directors

Voting on Director Nominees in Uncontested Elections
Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

o    Insiders and affiliated  outsiders on boards that are not at least majority independent
o    Directors  who sit on more  than six  boards,  or on more  than two  public boards in addition to their own if they are CEOs of public companies
o    Directors who adopt a poison pill without  shareholder  approval  since the company's  last annual  meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
o    Directors who serve on the compensation  committee when there is a negative correlation  between chief  executive pay and company  performance  (fiscal year end basis)
o    Directors  who have failed to address the issue(s)  that resulted in any of the directors  receiving  more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR  shareholder  proposals  asking that the chairman and CEO  positions be separated (independent chairman), unless the company has a strong countervailing governance structure,  including a lead director,  two-thirds independent board,
all  independent  key  committees,   and  established   governance   guidelines.
Additionally, the company should not have underperformed its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR  shareholder  proposals  asking that a majority or more of directors be independent  unless the board  composition  already meets the ISS  definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.       Shareholder Rights

Shareholder Ability to Act by Written Consent
Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election.  In proxy  contests,  support  confidential  voting  proposals only if dissidents agree to the same policy that applies to management.

4.       Proxy Contests

Voting for Director Nominees in Contested Elections
Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses
Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5.       Poison Pills

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6.       Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7.       Reincorporation Proposals

Proposals to change a company's state of incorporation  should be evaluated on a
CASE-BY-CASE  basis,  giving  consideration  to  both  financial  and  corporate governance concerns, including the reasons for reincorporating,  a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation  when the  economic  factors  outweigh  any  neutral or negative governance changes.

8.       Capital Structure

Common Stock Authorization
Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS.

Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being  delisted or if a company's  ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:
o    It is  intended  for  financing  purposes  with  minimal or no  dilution to current shareholders
o    It  is  not  designed  to  preserve  the  voting  power  of an  insider  or significant shareholder

9.       Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a  pay-for-performance  overlay  in  assessing  equity-based  compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.

Vote FOR a plan if the cost is  reasonable  (below  the cap)  unless  any of the following conditions apply:
o    The  plan  expressly  permits  repricing  of  underwater   options  without
     shareholder approval; or
o    There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on
o    The  company's  most recent  three-year  burn rate is  excessive  and is an outlier within its peer group

A company  that has  triggered  the burn rate  policy may avoid an AGAINST  vote recommendation,  if it commits to meet the  industry  average burn rate over the next three years.  The above general voting  guidelines for pay for  performance may  change if the  compensation  committee  members  can  demonstrate  improved performance  in an  additional  public  filing  such  as a DEFA  14A  or 8K.  To demonstrate improved performance, committee members should review all components of a CEO's  compensation  and prepare a tally sheet with  dollar  amounts  under various payout  scenarios.  The committee should also have the sole authority to hire and fire outside compensation consultants.

Director Compensation

Before  recommending  a vote FOR a director  equity  plan,  ISS will  review the company's proxy statement for the following qualitative features:

o    Stock  ownership  guidelines  (a  minimum of three  times the  annual  cash retainer)
o    Vesting schedule or mandatory  holding/deferral  period (minimum vesting of three years for stock options or restricted stock)
o    Balanced mix between cash and equity
o    Non-employee directors should not receive retirement benefits/perquisites
o    Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation
o        Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

Vote FOR  qualified  employee  stock  purchase  plans where all of the following apply:

o    Purchase price is at least 85 percent of fair market value
o    Offering period is 27 months or less, and
o    Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST  qualified  employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR nonqualified plans with all the following features:

o    Broad-based participation
o    Limits on employee  contribution  (a fixed dollar amount or a percentage of base salary)
o    Company matching contribution up to 25 percent of employee's  contribution, which is effectively a discount of 20 percent from market value
o    No discount  on the stock  price on the date of  purchase  since there is a company matching contribution

Vote AGAINST nonqualified  employee stock purchase plans if they do not meet the above criteria.

Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE,  taking into account company performance, pay level versus peers, pay level versus industry,  and long term corporate  outlook.  But generally vote FOR shareholder proposals that:

o    Advocate the use of performance-based awards like indexed,  premium-priced, and  performance-vested  options or  performance-based  shares,  unless the proposal is overly  restrictive or the company already  substantially  uses such awards.

o    Call  for  a  shareholder  vote  on  extraordinary  benefits  contained  in
     Supplemental Executive Retirement Plans (SERPs).

10.      Social and Environmental Issues

     These  issues cover a wide range of topics,  including  consumer and public safety,  environment and energy,  general corporate issues, labor standards and human rights, military business, and workplace diversity.

     In general,  vote  CASE-BY-CASE.  While a wide variety of factors goes into each  analysis,  the overall  principal  guiding  all vote  recommendations focuses on how the proposal will enhance the economic value of the company.

Vote:

o    FOR  proposals  for the company to amend its Equal  Employment  Opportunity
     (EEO)  Statement  to include  reference to sexual  orientation,  unless the change would result in excessive costs for the company.
o    AGAINST  resolutions  asking for the  adopting  of  voluntary  labeling  of ingredients  or asking  for  companies  to label  until a phase out of such ingredients has been completed.

CASE-BY-CASE  on  proposals  calling  for  companies  to  report  on  the  risks associated with  outsourcing,  with  consideration  of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly  available code of corporate conduct that applies to international operations.

DFA [TO BE UPDATED]

PROXY VOTING POLICIES

     [The  Investment  Committee at DFA is generally  responsible for overseeing
DFA's proxy voting  process.  The  Investment  Committee  has formed a Corporate
Governance Committee composed of certain officers, directors and other personnel of DFA and has  delegated to its members  authority to (i) oversee the voting of proxies,  (ii) make  determinations  as to how to vote certain specific proxies, and (iii) verify the on-going compliance with the Voting Policies. The Corporate
Governance  Committee  may  designate  one or more  of its  members  to  oversee specific,  ongoing  compliance  with  respect  to the  Voting  Policies  and may designate  other  personnel of DFA to vote proxies on behalf of funds advised by
DFA, including all authorized traders of DFA.

     DFA votes (or refrains from voting) proxies in a manner consistent with the best  interests  of a  fund  as  understood  by DFA at  the  time  of the  vote.
Generally,  DFA analyzes proxy statements on behalf of a fund in accordance with the Voting  Policies and the Voting  Guidelines.  Most proxies that DFA receives will be voted in accordance with the Voting  Guidelines.  Since most proxies are voted  in  accordance  with  the  Voting  Guidelines,  it  normally  will not be necessary  for DFA to make an actual  determination  of how to vote a particular proxy,  thereby  largely  eliminating  conflicts  of interest for DFA during the proxy voting process.  However,  the Proxy Policies do address the procedures to be followed if a conflict of interest  arises  between the  interests of a fund, and  the  interests  of DFA  or its  affiliates.  If  the  Corporate  Governance
Committee member has actual knowledge of a conflict of interest and recommends a vote  contrary  to the  Voting  Guidelines,  DFA,  prior to  voting,  will fully disclose the conflict to the Board of  Directors of the Fund,  or an  authorized committee of the Board,  and vote the proxy in accordance  with the direction of the Board or its authorized committee.

     DFA will usually vote proxies in accordance with the Voting Guidelines. The
Voting Guidelines provide a framework for analysis and decision making, however, the Voting  Guidelines do not address all potential  issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, DFA reserves the right to vote counter to the Voting  Guidelines  if, after a review of the matter, DFA believes that the best interests of a fund would be served by such a vote. In such a circumstance,  the analysis will be documented in writing and periodically presented to the Corporate Governance Committee.  To the extent that the Voting  Guidelines do not cover potential voting issues,  DFA will vote on such  issues in a manner  that is  consistent  with the  spirit of the Voting
Guidelines and that DFA believes would be in the best interests of a fund.

     Examples of some of the Voting  Guidelines are described  below.  Under the
Voting  Guidelines  proxies will usually be voted for: (i) the  ratification  of independent auditors (ii) the elimination of anti-takeover  measures;  and (iii)
re-incorporation  when the economic  factors  outweigh  any negative  governance changes.  Pursuant  to the  Voting  Guidelines  proxies  will  usually  be voted against: (i) the institution of anti-takeover  measures (such as the institution of classified boards of directors and the creation of super majority provisions)
and (ii) proposals  authorizing  the creation of new classes of preferred  stock with unspecified voting, conversion, dividend distribution and other rights. The
Voting  Guidelines  also provide that certain  proposals will be considered on a case-by-case  basis,  including:  (i)  mergers and  acquisitions,  which will be assessed to determine whether the transaction  enhances  shareholder value; (ii)
proposals  with  respect  to  management  compensation  plans;  (iii)  proposals increasing  the  authorized  common stock of a company and (iv)  proposals  with respect to the composition of a company's Board of Directors.  DFA may, but will not ordinarily, take social concerns into account in voting proxies with respect to securities held by a fund.

     DFA votes (or refrains from voting) proxies in a manner that DFA determines is in the best  interests  of a fund and which seeks to maximize  the value of a fund's  investments.  In some cases,  DFA may  determine  that it is in the best interests of a fund to refrain from  exercising  proxy  voting  rights.  DFA may determine  that voting is not in the best  interest  of a fund and refrain  from voting if the costs,  including the  opportunity  costs, of voting would, in the view of DFA, exceed the expected benefits of voting. For securities on loan, DFA
will   balance   the    revenue-producing    value   of   loans    against   the
difficult-to-assess value of casting votes. It is DFA's belief that the expected value of  casting  a vote  generally  will be less than the  securities  lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by DFA recalling loaned securities  in order to  ensure  they are  voted.  DFA  does  intend  to  recall securities  on loan if it  determines  that voting the  securities  is likely to materially  affect the value of a fund's investment and that it is in the fund's best interests to do so. In cases where DFA does not receive a  solicitation  or enough  information  within a sufficient time (as reasonably  determined by DFA)
prior to the proxy-voting deadline, DFA may be unable to vote.

     With respect to non-U.S.  securities,  it is typically  both  difficult and
costly  to  vote  proxies  due  to  local  restrictions,   customs,   and  other
requirements or restrictions. DFA does not vote proxies of non-U.S. companies if
DFA  determines  that the  expected  economic  costs from  voting  outweigh  the anticipated  economic  benefit to a fund associated with voting.  DFA determines whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country.
DFA  periodically  reviews voting  logistics,  including  costs and other voting difficulties, on a portfolio by portfolio and country by country basis, in order to  determine  if there have been any  material  changes that would affect DFA's decision of whether or not to vote.

     DFA is in the  process  of  retaining  Institutional  Shareholder  Services
("ISS"),  an  independent  third  party  service  provider,  to provide  certain services  with  respect  to  proxy  voting.  ISS  will  provide  information  on shareholder meeting dates and proxy materials; translate proxy materials printed
in  a  foreign  language;   provide  research  on  proxy  proposals  and  voting
recommendations in accordance with the Voting Guidelines; effect votes on behalf of a fund; and provide  reports  concerning the proxies voted.  Although DFA may consider the  recommendations  of ISS on proxy  issues,  DFA remains  ultimately responsible for all proxy voting decisions.]

AllianceBernstein [to be updated]

[STATEMENT OF POLICIES AND PROCEDURES FOR VOTING PROXIES

1.   Introduction

As a registered investment adviser, AllianceBernstein L.P. ("AllianceBernstein",
"we" or "us") has a fiduciary  duty to act solely in the best  interests  of our clients.  We recognize that this duty requires us to vote client securities in a timely manner and make voting  decisions  that are in the best  interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations.
In addition,  the proxy committees may, after careful  consideration,  choose to respond to surveys regarding past votes.

This  statement  is  intended to comply  with Rule  206(4)-6  of the  Investment
Advisers  Act of 1940.  It sets forth our  policies  and  procedures  for voting proxies for our discretionary investment advisory clients,  including investment companies  registered  under the Investment  Company Act of 1940. This statement applies  to  AllianceBernstein's  growth,  value  and  blend  investment  groups investing on behalf of clients in both U.S. and non-U.S. securities.

2.   Proxy Policies

This  statement is designed to be  responsive  to the wide range of proxy voting subjects  that can have a  significant  effect  on the  investment  value of the securities held in our clients' accounts.  These policies are not exhaustive due to the variety of proxy  voting  issues  that we may be  required  to  consider.
AllianceBernstein reserves the right to depart from these guidelines in order to avoid  voting  decisions  that we believe may be contrary to our  clients'  best interests.  In  reviewing  proxy  issues,  we will apply the  following  general policies:

2.1. Corporate Governance

AllianceBernstein's  proxy voting  policies  recognize  the  importance  of good corporate  governance  in ensuring  that  management  and the board of directors fulfill their  obligations to the  shareholders.  We favor  proposals  promoting transparency  and  accountability  within a company.  We will vote for proposals providing  for equal  access to the proxy  materials  so that  shareholders  can express their views on various proxy issues.  We also support the appointment of a majority  of  independent  directors  on key  committees  and  separating  the positions of chairman and chief executive officer.  Finally,  because we believe that good corporate governance requires  shareholders to have a meaningful voice in the  affairs of the  company,  we will  support  shareholder  proposals  that request that companies amend their by-laws to provide that director  nominees be elected by an affirmative vote of a majority of the votes cast.

2.2. Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine  that there are other compelling  reasons for withholding votes for directors,  we will vote in favor of the management  proposed  slate of directors.  That said, we believe that directors have a duty to respond to shareholder  actions that have received significant  shareholder  support.  We may withhold votes for directors (or vote against in non-U.S.  markets)  that fail to act on key issues such as failure to implement  proposals to declassify boards,  failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender  offers  where a majority  of  shareholders  have  tendered  their shares. In addition,  we will withhold votes for directors who fail to attend at least  seventy-five  percent of board  meetings  within a given  year  without a reasonable excuse. Finally, we may abstain or vote against directors of non-U.S.
issuers where there is insufficient  information about the nominees disclosed in the proxy statement.

2.3. Appointment of Auditors

AllianceBernstein  believes  that the  company  remains in the best  position to choose the  auditors and will  generally  support  management's  recommendation.
However,  we  recognize  that there may be inherent  conflicts  when a company's independent  auditor  performs  substantial  non-audit  related services for the company.  The  Sarbanes-Oxley  Act of  2002  prohibited  certain  categories  of services by auditors to U.S.  issuers,  making this issue less  prevalent in the
U.S.  Nevertheless,  in reviewing a proposed auditor,  we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons to question the independence of the auditors.

2.4. Changes in Legal and Capital Structure

Changes in a company's  charter,  articles of incorporation or by-laws are often technical  and  administrative  in  nature.  Absent a  compelling  reason to the contrary, AllianceBernstein will cast its votes in accordance with the company's management  on  such  proposals.  However,  we  will  review  and  analyze  on a case-by-case  basis any  non-routine  proposals  that are  likely to affect  the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common  stock  when  it is  necessary  to  implement  a  stock  split,  aid in a restructuring  or  acquisition  or provide a sufficient  number of shares for an employee savings plan, stock option or executive  compensation plan.  However, a satisfactory  explanation  of a company's  intentions  must be  disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or  another  form of  anti-takeover  device.  We will  support  shareholder proposals that seek to eliminate dual class voting structures.

2.5. Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein  believes proxy votes dealing with  corporate  reorganizations are an extension of the investment decision.  Accordingly,  we will analyze such proposals on a case-by-case  basis,  weighing  heavily the views of our research analysts that cover the company and our  investment  professionals  managing the portfolios in which the stock is held.

2.6. Proposals Affecting Shareholder Rights

AllianceBernstein  believes that certain fundamental rights of shareholders must
be  protected.   We  will  generally  vote  in  favor  of  proposals  that  give shareholders  a greater  voice in the  affairs  of the  company  and  oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the  financial  impact of the proposal  against the  impairment of shareholder rights.

2.7. Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions such as  takeovers  or  entrench  management  not  only  infringe  on the  rights  of shareholders but may also have a detrimental effect on the value of the company.
We will generally oppose  proposals,  regardless of whether they are advanced by management  or  shareholders,  the  purpose  or effect  of which is to  entrench management or  excessively  or  inappropriately  dilute  shareholder  ownership.
Conversely,  we support  proposals  that would  restrict or otherwise  eliminate anti-takeover  or  anti-shareholder  measures  that have already been adopted by corporate issuers. For example, we will support shareholder  proposals that seek to require the  company to submit a  shareholder  rights  plan to a  shareholder vote. We will evaluate, on a case-by-case basis,  proposals to completely redeem or eliminate such plans.  Furthermore,  we will generally  oppose  proposals put forward by management  (including  the  authorization  of blank check  preferred stock,  classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8. Executive Compensation

AllianceBernstein   believes  that  company   management  and  the  compensation
committee of the board of directors should,  within reason, be given latitude to determine  the types and mix of  compensation  and  benefit  awards  offered  to company  employees.  Whether  proposed by a shareholder or  management,  we will review  proposals  relating to executive  compensation  plans on a  case-by-case basis to ensure that the long-term  interests of management and shareholders are properly aligned.  In general,  we will analyze the proposed plan to ensure that shareholder  equity will not be  excessively  diluted taking into account shares available for grant under the proposed plan as well as other existing  plans. We generally  will  oppose  plans that have below  market  value  grant or exercise prices on the date of issuance or permit  repricing of underwater  stock options without shareholder  approval.  Other factors such as the company's  performance and industry practice will generally be factored into our analysis. We generally will support  shareholder  proposals seeking additional  disclosure of executive and director  compensation.  This policy includes proposals that seek to specify the measurement of performance based compensation.  In addition, we will support proposals  requiring  managements to submit severance  packages that exceed 2.99 times  the sum of an  executive  officer's  base  salary  plus  bonus  that  are triggered by a change in control to a shareholder vote. Finally, we will support shareholder  proposals  requiring  companies to expense stock options because we view them as a large corporate  expense that should be  appropriately  accounted for.

2.9. Social and Corporate Responsibility

AllianceBernstein  will review and  analyze on a  case-by-case  basis  proposals relating to social, political and environmental issues to determine whether they will  have a  financial  impact  on  shareholder  value.  We will  vote  against proposals  that are unduly  burdensome  or result in  unnecessary  and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3.   Proxy Voting Procedures

     3.1. Proxy Voting Committees

Our growth  and value  investment  groups  have  formed  separate  proxy  voting committees  to  establish  general  proxy  policies  for  AllianceBernstein  and
consider   specific  proxy  voting  matters  as  necessary.   These   committees
periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy  committee will evaluate the proposal.  In addition,  the  committees,  in conjunction  with the analyst  that covers the  company,  may contact  corporate management and interested  shareholder groups and others as necessary to discuss proxy issues.  Members of the committee include senior investment  personnel and representatives of the Legal and Compliance Department.  The committees may also evaluate  proxies  where we face a potential  conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

3.2. Conflicts of Interest

AllianceBernstein  recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage,  or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another  business or personal  relationship  that may affect how we vote on the issuer's proxy. Similarly,  AllianceBernstein may have a  potential  material  conflict  of  interest  when  deciding  how to vote on a proposal  sponsored  or supported by a  shareholder  group that is a client.  We believe that  centralized  management  of proxy  voting,  oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. Additionally, we have implemented procedures  to ensure that our votes are not the product of a material  conflict of interests,  including: (i) on an annual basis, the proxy committees will take
reasonable  steps  to  evaluate  the  nature  of  AllianceBernstein's   and  our
employees'  material  business  and  personal  relationships  (and  those of our affiliates) with any company whose equity securities are held in client accounts and any client that has  sponsored or has material  interest in a proposal  upon which we will be  eligible  to  vote;  (ii)  requiring  anyone  involved  in the decision  making  process to disclose to the chairman of the  appropriate  proxy committee  any potential  conflict  that they are aware of  (including  personal relationships)  and any  contact  that they have had with any  interested  party regarding a proxy vote;  (iii)  prohibiting  employees  involved in the decision making process or vote  administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and
(iv) where a material conflict of interests exists,  reviewing our proposed vote by applying a series of objective  tests and, where  necessary,  considering the views of third party  research  services  to ensure that our voting  decision is consistent with our clients' best interests.

Because   under   certain   circumstances    AllianceBernstein   considers   the
recommendation of third party research services,  the proxy committees will take reasonable  steps to verify  that any third  party  research  service is in fact independent based on all of the relevant facts and circumstances.  This includes reviewing the third party research service's conflict management  procedures and ascertaining,  among other things,  whether the third party research service (i)
has the capacity and competency to adequately analyze proxy issues; and (ii) can make such  recommendations  in an impartial  manner and in the best interests of our clients.

3.3. Proxies of Certain Non-U.S. Issuers

Proxy  voting in  certain  countries  requires  "share  blocking."  Shareholders wishing to vote their proxies must deposit their shares  shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the  meeting  cannot be sold until the  meeting  has taken place and the  shares are  returned  to the  clients'  custodian  banks.  Absent compelling reasons to the contrary,  AllianceBernstein believes that the benefit to the client of exercising  the vote does not outweigh the cost of voting (i.e.
not being able to sell the shares  during this  period).  Accordingly,  if share blocking is required we generally abstain from voting those shares.

In addition,  voting  proxies of issuers in non-U.S.  markets may give rise to a number of administrative issues that may prevent  AllianceBernstein  from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully  consider  the proxy or after the cut-off  date for voting.
Other markets  require  AllianceBernstein  to provide local agents with power of attorney prior to implementing AllianceBernstein's voting instructions. Although it is AllianceBernstein's policy to seek to vote all proxies for securities held in client  accounts  for which we have proxy  voting  authority,  in the case of
non-U.S. issuers, we vote proxies on a best efforts basis.

3.4. Loaned Securities

Many  clients  of   AllianceBernstein   have  entered  into  securities  lending
arrangements    with   agent   lenders   to   generate    additional    revenue.
AllianceBernstein  will not be able to vote  securities  that are on loan  under these  types of  arrangements.  However,  under rare  circumstances,  for voting issues that may have a significant impact on the investment, we may request that clients recall  securities  that are on loan if we determine that the benefit of voting  outweighs  the  costs  and lost  revenue  to the  client or fund and the administrative burden of retrieving the securities.]

                                   APPENDIX C

                               PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

As the Funds are new, none of the portfolio managers owns shares of the Funds.

DESCRIPTION OF COMPENSATION STRUCTURE

Nationwide Fund Advisors ("NFA"):

     NFA uses a  compensation  structure  that is designed to attract and retain high-caliber investment professionals.  Portfolio managers are compensated based primarily on the scale and complexity of their  portfolio  responsibilities  and the total return  performance of mutual funds, other managed pooled vehicles and
managed  separate   accounts  over  which  they  have   responsibility,   versus
appropriate  peer  groups and  benchmarks.  Portfolio  manager  compensation  is reviewed  annually and may be modified at any time as  appropriate to adjust the factors used to determine bonuses or other compensation components.

     Each portfolio  manager is paid a base salary that NFA believes is industry competitive in light of the portfolio  manager's  experience and responsibility.
In addition,  each portfolio manager is eligible to receive an annual cash bonus
that  is  derived  from  both   quantitative   and   non-quantitative   factors.
Quantitative  factors  include   fund/account   performance  and  the  financial
performance  of NFA or its parent  company.  The  performance  of the investment companies and other  accounts  each  portfolio  manager  manages has a paramount impact on such person's  compensation.  For equity funds, pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared  to each such  fund's or  account's  stated  benchmark  index.  Pre-tax investment  performance  of most  fixed-income  portfolio  managers  is measured against a fund's stated  benchmark over various time periods (e.g., on a one- or three-year  basis,  etc.).  Additionally,  mutual fund  performance  is measured against industry peer group rankings, which may provide performance rankings for both shorter  periods as well as blended  rankings for longer term  performance.
NFA uses this dual approach in order to create incentives for portfolio managers to sustain  favorable  results from one year to the next, and to reward managers for performance that has improved  considerably  during the recent period.  Less significant in annual  compensation  determinations  are  subjective  factors as identified by NFA's Chief  Investment  Officer or such other  managers as may be appropriate.

     The bonus determination components apply on an aggregate basis with respect
to  all  accounts  managed  by  a  particular   portfolio   manager,   including
unregistered   pooled  investment  vehicles  and  separate  investment  advisory accounts. The compensation of portfolio managers with other job responsibilities
(such as managerial, providing analytical support for other accounts, etc.) will include  consideration of the scope of such  responsibilities  and the managers'
performance  in meeting  them.  Funds and accounts  that have  performance-based
advisory  fees  are  not  accorded  disproportionate   weightings  in  measuring
aggregate portfolio manager performance.

     Annual  bonuses may vary  significantly  from one year to the next based on all of these  factors.  High  performing  portfolio  managers may receive annual bonuses  that  constitute  a  substantial  portion  of  their  respective  total compensation.

     Portfolio  managers  also may be  awarded  unregistered  restricted  equity interests in a related  Nationwide  entity that typically vest over time and are designed  to create  incentives  to retain key talent and they are  eligible  to
participate  in  a  non-qualified   deferred   compensation  plan  sponsored  by
Nationwide Mutual Life Insurance  Company,  NFA's ultimate parent company.  Such plan affords  participating  U.S.-based  employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio managers also may participate  in  benefit  plans  and  programs  available  generally  to all NFA employees.

DFA               [to be updated]

Description of Compensation Structure

     [Portfolio  managers  receive a base  salary and bonus.  Compensation  of a portfolio  manager  is  determined  at the  discretion  of DFA and is based on a portfolio manager's experience,  responsibilities, the perception of the quality of his or her work efforts,  and other subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of a fund or other accounts that the portfolio  managers  manage.  DFA reviews the  compensation of each portfolio  manager  annually and may make  modifications in compensation as the  Compensation  Committee  deems  necessary to reflect changes in the market.
Each portfolio manager's compensation consists of the following:

     Base salary.  Each  portfolio  manager is paid a base  salary.  The Advisor considers the factors described above to determine each portfolio manager's base salary.

     Semi-Annual  Bonus. Each portfolio manager may receive a semi-annual bonus.
     The  amount of the bonus paid to each  portfolio  manager is based upon the factors described above.

     Portfolio  managers may be awarded the right to purchase  restricted shares of stock of the DFA's  general  partner as  determined  from time to time by the
Board  of  Directors  of the  DFA  or  its  delegees.  Portfolio  managers  also participate  in  benefit  and  retirement  plans  and other  programs  available generally to all employees.]

AllianceBernstein          [to be updated]

[Portfolio Manager Compensation

AllianceBerntein's compensation program for investment professionals is designed to be  competitive  and  effective  in order to attract  and retain the  highest caliber  employees.  The  compensation  program for investment  professionals is designed to reflect their ability to generate  long-term  investment success for our clients,  including  shareholders  of the  AllianceBernstein  Mutual  Funds.
Investment  professionals do not receive any direct  compensation based upon the investment  returns of any individual  client account,  nor is compensation tied directly to the level or change in level of assets under management.  Investment professionals' annual compensation is comprised of the following:

     (i)  Fixed  base  salary:   This  is  generally  the  smallest  portion  of
compensation. The base salary is a relatively low, fixed salary within a similar range for all  investment  professionals.  The base salary is  determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

     (ii)  Discretionary  incentive  compensation  in the form of an annual cash bonus:  AllianceBernstein's overall profitability determines the total amount of incentive  compensation available to investment  professionals.  This portion of compensation is determined  subjectively  based on qualitative and  quantitative
factors.   In  evaluating   this  component  of  an  investment   professional's
compensation,  AllianceBernstein  considers the  contribution to his/her team or discipline as it relates to that team's  overall  contribution  to the long-term
investment  success,   business  results  and  strategy  of   AllianceBernstein.
Quantitative factors considered include, among other things, relative investment performance  (e.g.,  by  comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment  professional's  compensation and the compensation is
not  tied  to  any   pre-determined   or   specified   level   of   performance.
AllianceBernstein  also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional;  success of marketing/business  development efforts and client servicing;  seniority/length of service with the firm; management and supervisory responsibilities;  and fulfillment of AllianceBernstein's leadership criteria.

     (iii)  Discretionary  incentive  compensation  in the form of awards  under
AllianceBernstein's    Partners    Compensation   Plan   ("deferred    awards"):
AllianceBernstein  's  overall  profitability  determines  the  total  amount of deferred awards available to investment  professionals.  The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus.  There is no fixed  formula for  determining these amounts.  Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred  awards plan  include many of the same  AllianceBernstein  Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the
financial   interests   of   the   investment   professionals   and   those   of
AllianceBernstein's  clients and mutual fund  shareholders  with  respect to the performance of those mutual funds. AllianceBernstein also permits deferred award
recipients   to  allocate  up  to  50%  of  their   award  to   investments   in
AllianceBernstein's publicly traded equity securities.(1)

     (iv) Contributions under  AllianceBernstein's  Profit  Sharing/401(k) Plan:
The contributions are based on AllianceBernstein's  overall  profitability.  The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.]

___________________________
(1)  Prior  to  2002,   investment   professional   compensation  also  included
     discretionary  long-term  incentive  in the form of  restricted  grants  of
     AllianceBernstein's Master Limited Partnership Units.

OTHER MANAGED ACCOUNTS

     The following chart summarizes  information  regarding  accounts other than
the  Funds  for  which  the   portfolio   manager  has   day-to-day   management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided  separately.  The  information  is as of  [_________],  2007.

------------------------------------------ -------------------------------------------------------------------
                                           Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                  Assets by Category

------------------------------------------ -------------------------------------------------------------------
Nationwide U.S. Small Cap Value Fund

------------------------------------------ -------------------------------------------------------------------
Robert T. Deere                            Mutual Funds: [__] accounts, $[___] total assets ([__] account,
                                           $[___] total assets for which the advisory fee is based on performance)
                                           Other Pooled Investment Vehicles: [__] accounts, $[__] total assets
                                           Other Accounts: [___] accounts, $[___] total assets

------------------------------------------ -------------------------------------------------------------------
Nationwide International Value Fund

------------------------------------------ -------------------------------------------------------------------
Sharon E. Fay                              Mutual Funds: [__] accounts, $[___] total assets ([__] account,
                                           $[___] total assets for which the advisory fee is based on performance)
                                           Other Pooled Investment Vehicles: [__] accounts, $[__] total assets
                                           Other Accounts: [___] accounts, $[___] total assets

------------------------------------------ -------------------------------------------------------------------
Kevin F. Simms                             Mutual Funds: [__] accounts, $[___] total assets ([__] account,
                                           $[___] total assets for which the advisory fee is based on performance)
                                           Other Pooled Investment Vehicles: [__] accounts, $[__] total assets
                                           Other Accounts: [___] accounts, $[___] total assets

------------------------------------------ -------------------------------------------------------------------
Henry S. D'Auria                           Mutual Funds: [__] accounts, $[___] total assets ([__] account,
                                           $[___] total assets for which the advisory fee is based on performance)
                                           Other Pooled Investment Vehicles: [__] accounts, $[__] total assets
                                           Other Accounts: [___] accounts, $[___] total assets

------------------------------------------ -------------------------------------------------------------------
Eric J. Franco                             Mutual Funds: [__] accounts, $[___] total assets ([__] account,
                                           $[___] total assets for which the advisory fee is based on performance)
                                           Other Pooled Investment Vehicles: [__] accounts, $[__] total assets
                                           Other Accounts: [___] accounts, $[___] total assets
------------------------------------------ -------------------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Nationwide Fund Advisors ("NFA"):

     It is possible that conflicts of interest may arise in connection  with the portfolio  managers'  management of the Funds on the one hand and other accounts for which the portfolio  manager is  responsible  on the other.  For example,  a portfolio manager may have conflicts of interest in allocating  management time, resources and investment  opportunities among the Funds and other accounts he or she advises.  In addition,  due to differences  in the investment  strategies or restrictions  between the Funds and the other accounts,  a portfolio manager may take action with  respect to another  account that differs from the action taken with respect to the Funds.  In some cases,  another  account managed by the same portfolio  manager may compensate NFA or its affiliate  based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.  Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her  discretion  in a manner  that he or she  believes  is  equitable  to all interested  persons.  The  Trust  has  adopted  policies  that are  designed  to eliminate or minimize conflicts of interest, although there is no guarantee that procedures  adopted under such policies will detect each and every  situation in which a conflict arises.

   DFA

   Potential Conflicts of Interest  [to be updated]

     [Actual or  apparent  conflicts  of  interest  may arise  when a  portfolio manager has the primary  day-to-day  responsibilities  with respect to more than one portfolio and other accounts. Other accounts include registered mutual funds
(other than the U.S. Small Cap Value Fund), other unregistered pooled investment
vehicles,   and  other  accounts  managed  for   organizations  and  individuals
("Accounts").  An Account may have  similar  investment  objectives  to the U.S.
Small Cap  Value  Fund,  or may  purchase,  sell,  or hold  securities  that are eligible to be purchased, sold, or held by the U.S. Small Cap Value Fund. Actual or apparent conflicts of interest include:

     o    Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio  manager devoting unequal time and attention to the  management  of each  portfolio  and/or  Account.  DFA seeks to manage  such  competing  interests  for  the  time  and  attention  of portfolio  managers by having portfolio managers focus on a particular investment  discipline.  Most Accounts managed by a portfolio  manager are  managed  using  the  same  investment  models  that  are  used in connection with the management of the U.S. Small Cap Value Fund.

     o    Investment  Opportunities.  It is  possible  that at  times  identical securities  will be held by more than one  portfolio  and/or  Account.
          However,  positions  in the same  security  may vary and the length of time that any  portfolio or Account may choose to hold its  investment in the  same  security  may  likewise  vary.  If a  portfolio  manager identifies a limited  investment  opportunity that may be suitable for more than one portfolio or Account,  the U.S. Small Cap Value Fund may not be able to  take  full  advantage  of that  opportunity  due to an allocation  of filled  purchase  or sale  orders  across all  eligible portfolios  and  Accounts.  To deal  with  these  situations,  DFA has
          adopted  procedures  for  allocating  portfolio   transactions  across
          multiple portfolios and Accounts.

     o    Broker Selection. With respect to securities transactions for the U.S.
          Small Cap Value Fund,  DFA  determines  which broker to use to execute each order,  consistent  with the DFA's duty to seek best execution of the  transaction.  However,  with respect to certain Accounts (such as separate  accounts),  DFA may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular  broker.  In these cases, DFA or its affiliates may place separate, non-simultaneous, transactions for U.S. Small Cap Value Fund and another  Account that may  temporarily  affect the market price of the security or the  execution  of the  transaction,  or both,  to the detriment of the U.S. Small Cap Value Fund or the Account.

     o    Performance-Based  Fees.  For some  Accounts,  DFA may be  compensated
          based   on  the   profitability   of  the   Account,   such  as  by  a
          performance-based   management  fee.  These   incentive   compensation
          structures  may create a conflict of  interest  for DFA with regard to
          Accounts where DFA is paid based on a percentage of assets because the portfolio  manager  may  have  an  incentive  to  allocate  securities preferentially  to the  Accounts  where DFA might share in  investment gains.

     o    Investment in an Account. A portfolio manager or his/her relatives may invest in an Account  that he or she manages and a conflict  may arise where he or she may  therefore  have an incentive to treat the Account
          in  which  the   portfolio   manager  or  his/her   relatives   invest
          preferentially  as  compared  to U.S.  Small Cap  Value  Fund or other
          Accounts   for   which   he   or   she   has   portfolio    management
          responsibilities.

     DFA has adopted certain compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee  that such procedures will detect each and every situation in which a conflict arises.]

   AllianceBernstein                [to be updated]

Investment Professional Conflict of Interest Disclosure

     [ As an  investment  adviser  and  fiduciary,  AllianceBernstein  owes  its clients and  shareholders  an  undivided  duty of  loyalty.  We  recognize  that conflicts  of  interest  are  inherent  in our  business  and  accordingly  have developed policies and procedures  (including oversight  monitoring)  reasonably designed  to detect,  manage and  mitigate  the  effects of actual or  potential conflicts  of  interest  in the  area of  employee  personal  trading,  managing multiple  accounts  for multiple  clients,  including  AllianceBernstein  Mutual
Funds,  and  allocating  investment  opportunities.   Investment  professionals,
including  portfolio  managers and research  analysts,  are subject to the above mentioned  policies  and  oversight  monitoring  to ensure  that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading
-------------------------

          Investment Professional Conflict of Interest Disclosure

     As an investment adviser and fiduciary,  AllianceBernstein owes its clients and  shareholders  an undivided duty of loyalty.  We recognize that conflicts of interest are inherent in our business and  accordingly  have developed  policies and procedures (including oversight  monitoring)  reasonably designed to detect, manage and mitigate the effects of actual or potential  conflicts of interest in the area of employee personal  trading,  managing multiple accounts for multiple clients,  including  AllianceBernstein  Mutual Funds, and allocating  investment
opportunities.   Investment  professionals,  including  portfolio  managers  and research  analysts,  are subject to the above  mentioned  policies and oversight monitoring  to ensure  that all  clients  are  treated  equitably.  We place the interests  of our clients  first and expect all of our  employees  to meet their fiduciary duties.

Employee Personal Trading
-------------------------

     AllianceBernstein has adopted a Code of Business Conduct and Ethics that is
designed  to  detect  and  prevent   conflicts  of  interest   when   investment
professionals  and  other  personnel  of  AllianceBernstein  own,  buy  or  sell securities  which may be owned by,  or  bought  or sold for,  clients.  Personal securities  transactions  by an  employee  may  raise a  potential  conflict  of interest  when an  employee  owns or  trades  in a  security  that is  owned  or considered for purchase or sale by a client, or recommended for purchase or sale by an  employee to a client.  Subject to the  reporting  requirements  and other limitations  of its  Code of  Business  Conduct  and  Ethics,  AllianceBernstein
permits its employees to engage in personal  securities  transactions,  and also allows them to acquire investments in the AllianceBernstein Mutual Funds through
direct  purchase  and/or  notionally  in  connection  with  deferred   incentive
compensation  awards.  AllianceBernstein's  Code of Ethics and Business  Conduct
requires  disclosure  of all  personal  accounts  and  maintenance  of brokerage accounts with designated broker-dealers approved by AllianceBernstein.  The Code also requires pre-clearance of all securities  transactions (except transactions in open-end  mutual funds) and imposes a one-year  holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients
-----------------------------------------------

     AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for  multiple  clients.  Conflicts  of  interest  may arise  when an  investment professional has  responsibilities  for the investments of more than one account because  the  investment  professional  may be unable to devote  equal  time and
attention  to  each  account.   The   investment   professional   or  investment
professional teams for each client may have responsibilities for managing all or a portion of the  investments  of  multiple  accounts  with a common  investment
strategy,   including  other  registered  investment   companies,   unregistered
investment  vehicles,  such as hedge funds,  pension plans,  separate  accounts,
collective   trusts   and   charitable   foundations.    Among   other   things,
AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment  recommendations by analysts so that investment  professionals are better able to develop investment strategies for all accounts they manage.  In addition,  investment  decisions by investment  professionals are reviewed for the purpose of maintaining uniformity among  similar  accounts and ensuring that  accounts are treated  equitably.  No investment  professional that manages client accounts carrying  performance fees is compensated  directly or specifically  for the performance of those accounts.
Investment  professional  compensation reflects a broad contribution in multiple dimensions  to  long-term  investment  success  for our  clients and is not tied specifically to the performance of any particular  client's  account,  nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities
-----------------------------------

     AllianceBernstein has policies and procedures intended to address conflicts of interest  relating  to the  allocation  of  investment  opportunities.  These policies  and  procedures  are designed to ensure that  information  relevant to investment  decisions is disseminated  promptly within its portfolio  management teams and  investment  opportunities  are allocated  equitably  among  different
clients.  The  investment  professionals  at  AllianceBernstein   routinely  are
required  to  select  and  allocate  investment  opportunities  among  accounts.
Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts,  which minimizes the potential for conflicts of interest relating to the allocation of investment  opportunities.  Nevertheless, investment  opportunities may be allocated differently among accounts due to the particular  characteristics  of an account,  such as size of the  account,  cash position,  tax status,  risk tolerance and investment  restrictions or for other reasons.

     AllianceBernstein's  procedures  are also  designed  to  prevent  potential conflicts  of interest  that may arise when  AllianceBernstein  has a particular financial incentive, such as a performance-based  management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote  more time to  developing  and  analyzing  investment  strategies  and opportunities  or  allocating  securities  preferentially  to accounts for which
AllianceBernstein could share in investment gains.

     To address these  conflicts of interest,  AllianceBernstein's  policies and procedures require,  among other things, the prompt  dissemination to investment professionals of any initial or changed investment  recommendations by analysts;
the aggregation of orders to facilitate  best execution for all accounts;  price averaging for all aggregated orders; objective allocation for limited investment opportunities  (e.g.,  on a  rotational  basis)  to  ensure  fair and  equitable allocation among accounts;  and limitations on short sales of securities.  These procedures  also  require  documentation  and review of  justifications  for any decisions  to  make  investments  only  for  select  accounts  or  in  a  manner disproportionate to the size of the account.

     AllianceBernstein has adopted a Code of Business Conduct and Ethics that is
designed  to  detect  and  prevent   conflicts  of  interest   when   investment
professionals  and  other  personnel  of  AllianceBernstein  own,  buy  or  sell securities  which may be owned by,  or  bought  or sold for,  clients.  Personal securities  transactions  by an  employee  may  raise a  potential  conflict  of interest  when an  employee  owns or  trades  in a  security  that is  owned  or considered for purchase or sale by a client, or recommended for purchase or sale by an  employee to a client.  Subject to the  reporting  requirements  and other limitations  of its  Code of  Business  Conduct  and  Ethics,  AllianceBernstein
permits its employees to engage in personal  securities  transactions,  and also allows them to acquire investments in the AllianceBernstein Mutual Funds through
direct  purchase  and/or  notionally  in  connection  with  deferred   incentive
compensation  awards.  AllianceBernstein's  Code of Ethics and Business  Conduct
requires  disclosure  of all  personal  accounts  and  maintenance  of brokerage accounts with designated broker-dealers approved by AllianceBernstein.  The Code also requires pre-clearance of all securities  transactions (except transactions in open-end  mutual funds) and imposes a one-year  holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients
-----------------------------------------------

     AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for  multiple  clients.  Conflicts  of  interest  may arise  when an  investment professional has  responsibilities  for the investments of more than one account because  the  investment  professional  may be unable to devote  equal  time and
attention  to  each  account.   The   investment   professional   or  investment
professional teams for each client may have responsibilities for managing all or a portion of the  investments  of  multiple  accounts  with a common  investment
strategy,   including  other  registered  investment   companies,   unregistered
investment  vehicles,  such as hedge funds,  pension plans,  separate  accounts,
collective   trusts   and   charitable   foundations.    Among   other   things,
AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment  recommendations by analysts so that investment  professionals are better able to develop investment strategies for all accounts they manage.  In addition,  investment  decisions by investment  professionals are reviewed for the purpose of maintaining uniformity among  similar  accounts and ensuring that  accounts are treated  equitably.  No investment  professional that manages client accounts carrying  performance fees is compensated  directly or specifically  for the performance of those accounts.
Investment  professional  compensation reflects a broad contribution in multiple dimensions  to  long-term  investment  success  for our  clients and is not tied specifically to the performance of any particular  client's  account,  nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities
-----------------------------------

     AllianceBernstein has policies and procedures intended to address conflicts of interest  relating  to the  allocation  of  investment  opportunities.  These policies  and  procedures  are designed to ensure that  information  relevant to investment  decisions is disseminated  promptly within its portfolio  management teams and  investment  opportunities  are allocated  equitably  among  different
clients.  The  investment  professionals  at  AllianceBernstein   routinely  are
required  to  select  and  allocate  investment  opportunities  among  accounts.
Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts,  which minimizes the potential for conflicts of interest relating to the allocation of investment  opportunities.  Nevertheless, investment  opportunities may be allocated differently among accounts due to the particular  characteristics  of an account,  such as size of the  account,  cash position,  tax status,  risk tolerance and investment  restrictions or for other reasons.

     AllianceBernstein's  procedures  are also  designed  to  prevent  potential conflicts  of interest  that may arise when  AllianceBernstein  has a particular financial incentive, such as a performance-based  management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote  more time to  developing  and  analyzing  investment  strategies  and opportunities  or  allocating  securities  preferentially  to accounts for which
AllianceBernstein could share in investment gains.

     To address these  conflicts of interest,  AllianceBernstein's  policies and procedures require,  among other things, the prompt  dissemination to investment professionals of any initial or changed investment  recommendations by analysts;
the aggregation of orders to facilitate  best execution for all accounts;  price averaging for all aggregated orders; objective allocation for limited investment opportunities  (e.g.,  on a  rotational  basis)  to  ensure  fair and  equitable allocation among accounts;  and limitations on short sales of securities.  These procedures  also  require  documentation  and review of  justifications  for any decisions  to  make  investments  only  for  select  accounts  or  in  a  manner disproportionate to the size of the account.]

                                    PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)  Amended  and  Restated  Agreement  and  Declaration  of Trust of the Trust,
     amended  and  restated as of October 28,  2004,  previously  filed with the
     Trust's registration statement on December 30, 2004, is hereby incorporated by reference.

     (1)  Amending  Resolutions  dated  September  30, 2004 to the Agreement and
          Declaration of Trust,  previously filed with the Trust's  registration statement on February 28, 2005, are hereby incorporated by reference.

     (2)  Amending  Resolutions  dated  December  2, 2004 to the  Agreement  and
          Declaration of Trust,  previously filed with the Trust's  registration statement on February 28, 2005, are hereby incorporated by reference.

     (3)  Amending  Resolutions  dated  January  12, 2006 to the  Agreement  and
          Declaration of Trust,  previously filed with the Trust's  registration statement on February 28, 2006, are hereby incorporated by reference.

     (4)  Amending  Resolutions  dated  June  14,  2006  to  the  Agreement  and
          Declaration of Trust,  previously filed with the Trust's  registration statement on July 7, 2006, are hereby incorporated by reference.

     (5)  Amending  Resolutions  dated  September  13, 2006 to the Agreement and
          Declaration of Trust,  previously filed with the Trust's  registration statement on September 26, 2006, are hereby incorporated by reference.

     (6)  Amending  Resolutions  dated  June  12,  2007  to  the  Agreement  and
          Declaration of Trust are attached herewith as Exhibit 23(a)(6).

     (7)  Amending  Resolutions  dated  September  13, 2007 to the Agreement and
          Declaration of Trust are attached herewith as Exhibit 23(a)(7).

(b)  Amended  and  Restated  By-laws of the Trust,  amended  and  restated as of
     October 28, 2004, previously filed with the Trust's registration  statement on December 30, 2004, are hereby incorporated by reference.

(c)  Certificates  for shares are not  issued.  Articles  III,  V, and VI of the
     Amended and Restated  Agreement and  Declaration of Trust,  incorporated by reference to Exhibit (a) hereto, define rights of holders of shares.

(d)  Investment Advisory Agreements

     (1)  Form of  Investment  Advisory  Agreement  pertaining  to series of the
          Trust  currently  managed by  Nationwide  Fund  Advisors  is  attached herewith as Exhibit 23(d)(1).

     (2)  Investment  Advisory  Agreement  between the Trust and Nationwide Fund
          Advisors for the Nationwide  Destination 2010, Nationwide  Destination
          2015,  Nationwide   Destination  2020,  Nationwide  Destination  2025,
          Nationwide  Destination 2030, Nationwide  Destination 2035, Nationwide
          Destination 2040, Nationwide  Destination 2045, Nationwide Destination
          2050 and  Nationwide  Retirement  Income  Funds dated August 28, 2007, previously filed with the Trust's registration statement on August 27,
          2007, is hereby incorporated by reference.

     (3)  Subadvisory Agreements

          (a)  Subadvisory  Agreement among the Trust,  Nationwide Fund Advisors and BlackRock Investment  Management,  LLC for Nationwide S&P 500
               Index,  Nationwide  Small Cap  Index,  Nationwide  Mid Cap Market
               Index,  Nationwide  International Index and Nationwide Bond Index
               Funds,  effective May 1, 2007,  previously filed with the Trust's registration  statement on June 14, 2007, is hereby  incorporated by reference.

          (b)  Subadvisory  Agreement among the Trust,  Nationwide Fund Advisors
               and   Gartmore   Global   Partners  for  the   Nationwide   China
               Opportunities,    Nationwide    Emerging   Markets,    Nationwide
               International   Growth,   Nationwide   Worldwide   Leaders,   and
               Nationwide  Global  Utilities  Funds,   effective  May  1,  2007,
               previously filed with the Trust's registration  statement on June
               14, 2007, is hereby incorporated by reference.

          (c)  Subadvisory  Agreement among the Trust,  Nationwide Fund Advisors
               and  Nationwide  Separate  Accounts,  LLC,  (formerly,   Gartmore
               Separate Accounts, LLC) for the Nationwide Mid Cap Growth Leaders
               Fund,  effective May 1, 2007,  previously  filed with the Trust's registration  statement on June 14, 2007, is hereby  incorporated by reference.

          (d)  Subadvisory  Agreement among the Trust,  Nationwide Fund Advisors and Morley Capital  Management,  Inc.,  for the Nationwide  Short
               Duration  Bond  Fund and the  Nationwide  Enhanced  Income  Fund,
               effective  September  1, 2007,  is  attached  herewith as Exhibit
               23(d)(3)(d).

          (e)  Subadvisory  Agreement among the Trust,  Nationwide Fund Advisors and NorthPointe  Capital LLC., for the Nationwide Large Cap Value
               Fund,  Nationwide Value  Opportunities  Fund,  Nationwide Mid Cap
               Growth Fund,  Nationwide Micro Cap Equity Fund,  Nationwide Small
               Cap  Leaders  Fund,   NorthPointe   Small  Cap  Value  Fund,  and
               NorthPointe Small Cap Growth Fund,  effective October 1, 2007, is attached herewith as Exhibit 23(d)(3)(e).

          (f)  Subadvisory  Agreement among the Trust,  Nationwide Fund Advisors and Aberdeen Asset  Management  Inc.,  for the  Nationwide  Fund,
               Nationwide  Global  Financial  Services Fund,  Nationwide  Global
               Health Sciences Fund,  Nationwide  Global Natural Resources Fund,
               Nationwide Global Technology and Communications Fund,  Nationwide
               Growth  Fund,  Nationwide  Hedged  Core Equity  Fund,  Nationwide
               Leaders Fund,  Nationwide Market Neutral Fund, Nationwide Optimal
               Allocations Fund: Defensive, Nationwide Optimal Allocations Fund:
               Growth, Nationwide Optimal Allocations Fund: Moderate, Nationwide
               Optimal  Allocations Fund:  Moderate Growth,  Nationwide  Optimal
               Allocations  Fund:  Specialty,  Nationwide  Small Cap Core  Fund,
               Nationwide   Small  Cap  Fund,   Nationwide   Small  Cap   Growth
               Opportunities Fund, Nationwide Small Cap Leaders Fund, Nationwide
               Small Cap Value Fund,  Nationwide  U.S.  Growth Leaders Fund, and
               Nationwide U.S. Growth Leaders Long-Short Fund, effective October
               1, 2007, is attached herewith as Exhibit 23(d)(3)(f).

          (g)  Form of Subadvisory  Agreement  among the Trust,  Nationwide Fund
               Advisors and  Dimensional  Fund  Advisors LP, for the  Nationwide
               U.S.  Small  Cap  Value  Fund is  attached  herewith  as  Exhibit
               23(d)(3)(g).

          (h)  Form of Subadvisory  Agreement  among the Trust,  Nationwide Fund
               Advisors  and   AllianceBernstein   L.P.,   for  the   Nationwide
               International   Value  Fund  is  attached   herewith  as  Exhibit
               23(d)(3)(h).

(e)  (1)  Underwriting  Agreement  dated  May 1,  2007,  between  the  Trust and
          Nationwide  Fund  Distributors  LLC (formerly,  Gartmore  Distribution
          Services,  Inc.),  previously  filed  with  the  Trust's  registration statement on June 14, 2007, is hereby incorporated by reference.

          (a)  Form  of  Schedule  A  to  the  Underwriting   Agreement  between
               Nationwide Fund  Distributors LLC and the Trust is filed herewith as Exhibit 23(e)(1)(a).

     (2)  Model Dealer Agreement,  effective January 2007, previously filed with the Trust's  registration  statement on February  28, 2007,  is hereby incorporated by reference.

(f)  Not applicable.

(g)  Custodian Agreement

     (1)  Custody  Agreement  dated  April 4,  2003,  Fund  List  amended  as of
          December  29,  2004,  between  the  Trust  and  JPMorgan  Chase  Bank, previously filed with the Trust's  registration  statement on February
          28, 2005, is hereby incorporated by reference.

          (a)  Form of Fund List to Global Custody  Agreement  between  JPMorgan
               Chase   Bank  and  the  Trust  is  filed   herewith   as  Exhibit
               23(g)(1)(a).

     (2)  Waiver to Global  Custody  Agreement  dated as of February  28,  2005, between the Trust and JPMorgan Chase Bank,  previously  filed with the
          Trust's  registration  statement  on  February  28,  2006,  is  hereby incorporated by reference.

     (3)  Cash Trade Execution Rider dated April 4, 2003,  previously filed with the Trust's  registration  statement on February  28, 2006,  is hereby incorporated by reference.

     (4)  Special  Custody  Account  Agreement  dated as of September  28, 2006, among Citigroup Global Markets Inc.,  Gartmore Hedged Core Equity (now
          known as Nationwide  Hedged Core Equity) and Gartmore  Market  Neutral
          (now known as Nationwide  Market  Neutral)  Funds,  and JPMorgan Chase
          Bank,  previously  filed with the Trust's  registration  statement  on
          December 14, 2006, is hereby incorporated by reference.

     (5)  Institutional  Client  Agreement  dated  September  28, 2006,  between
          Citigroup  Global  Markets Inc.  and Gartmore  Hedged Core Equity (now
          known as Nationwide  Hedged Core Equity) and Gartmore  Market  Neutral
          (now known as Nationwide Market Neutral) Funds,  previously filed with the Trust's  registration  statement on December  14, 2006,  is hereby incorporated by reference.

(h)  (1)  (a)  Form of Fund Administration and Transfer Agency Agreement between the Trust and Nationwide Fund Management LLC is filed herewith as
               Exhibit 23(h)(1)(a).

     (2)  (a)  Form of Administrative Services Plan is filed herewith as Exhibit
               23(h)(2)(a).

          (b)  Form of  Servicing  Agreement  to  Administrative  Services  Plan
               ("Servicing Agreement"), effective January 2007, previously filed with the Trust's registration  statement on February 28, 2007, is hereby incorporated by reference.

     (3)  Form  of  Operational  Servicing  Agreement  between  Nationwide  Fund
          Management LLC and Fund Provider(s), previously filed with the Trust's registration  statement on August 27, 2007, is hereby  incorporated by reference.

     (4)  Form of Expense Limitation  Agreement between the Trust and Nationwide
          Fund Advisors  relating to the Nationwide  Mid Cap Growth,  Nationwide
          Mid Cap Growth Leaders,  Nationwide Money Market, Nationwide Small Cap
          Leaders,  Nationwide China  Opportunities,  Nationwide  Global Natural
          Resources Funds,  each of the Nationwide  Optimal  Allocations  Funds,
          Nationwide   Emerging  Markets,   Nationwide   International   Growth,
          Nationwide  Worldwide Leaders,  Nationwide Global Financial  Services,
          Nationwide Global Utilities, Nationwide Hedged Core Equity, Nationwide
          Small Cap Growth Opportunities, Nationwide Small Cap Value, Nationwide
          Small Cap Core,  Nationwide  Market  Neutral,  Nationwide  U.S. Growth
          Leaders  Long-Short,   Nationwide  Short  Duration  Bond,   Nationwide
          Enhanced Income,  NorthPointe Small Cap Growth,  Nationwide U.S. Small
          Cap  Value and  Nationwide  International  Value  Funds to be filed by amendment.

     (5)  Expense  Limitation  Agreement  between the Trust and Nationwide  Fund
          Advisors relating to the Nationwide Large Cap Value, Nationwide Global
          Technology  and  Communications,  Nationwide  Global Health  Sciences,
          NorthPointe   Small  Cap  Value,   Nationwide   Value   Opportunities,
          Nationwide U.S. Growth Leaders,  Nationwide Leaders,  Nationwide Micro
          Cap  Equity,  Nationwide  S&P 500 Index,  Nationwide  Small Cap Index,
          Nationwide  Mid Cap  Market  Index,  Nationwide  International  Index,
          Nationwide  Bond  Index  Funds  and  each of the  Nationwide  Investor
          Destinations  Funds effective May 1, 2007,  previously  filed with the
          Trust's   registration   statement  on  June  14,   2007,   is  hereby
          incorporated by reference.

     (6)  Fee Waiver  Agreement  between the Trust, on behalf of Nationwide U.S.
          Growth  Leaders   Long-Short   Fund,  and  Nationwide  Fund  Advisors,
          effective February 28, 2007, is incorporated by reference.

     (7)  Fee Waiver  Agreement  between the Trust,  on behalf of the Nationwide
          Target  Destination  Funds,  and Nationwide  Fund Advisors,  effective
          August  28,  2007,  previously  filed  with the  Trust's  registration statement on August 27, 2007, is hereby incorporated by reference.

     (8)  Form of  Indemnification  Agreement  between the Trust and each of its trustees  and  certain  of its  officers,  previously  filed  with the
          Trust's  registration  statement  on  February  28,  2005,  is  hereby incorporated by reference.  Specific  agreements are between the Trust and each of the following: Charles E. Allen, Paula H. J. Cholmondeley,
          C. Brent DeVore, Phyllis Kay Dryden,  Barbara L. Hennigar,  Barbara I.
          Jacobs,  Douglas F. Kridler,  Michael D.  McCarthy,  Arden L. Shisler,
          David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

     (9)  Assignment and Assumption  Agreement between Gartmore Mutual Funds, an
          Ohio business trust ("OBT") and the Trust, a Delaware  statutory trust
          ("DST"),  dated February 28, 2005,  assigning GMF OBT's title, rights, interests,  benefits and privileges in and to certain contracts listed in the  Agreement,  previously  filed  with the  Trust's  registration statement on February 28, 2006, is hereby incorporated by reference.

(i)  Legal  Opinion  of  Stradley  Ronon  Stevens  &  Young,  LLP to be filed by amendment.

(j)  Consent of Independent  Registered  Public  Accounting  Firm to be filed by amendment.

(k)  Not applicable.

(l)  Not applicable.

(m)  Form of  Distribution  Plan under Rule 12b-1 is filed  herewith  as Exhibit
     23(m).

(n)  Form of Rule 18f-3 Plan is filed herewith as Exhibit 23(n).

(o)  Not applicable.

(p)  (1)  Code of Ethics for the Gartmore  Mutual  Funds and  Gartmore  Variable
          Insurance  Trust  (now  known as the  Trust  and  Nationwide  Variable
          Insurance  Trust,  respectively),  previously  filed with the  Trust's registration statement on February 28, 2006, is hereby incorporated by reference.

     (2)  Code of Ethics for Nationwide Fund Advisors, NorthPointe Capital, LLC,
          BlackRock Investment Management,  LLC, Morley Capital Management, Inc.
          and Nationwide Separate Accounts, LLC, to be filed by amendment.

     (3)  Code of Ethics for Nationwide Fund  Distributors LLC dated February 1,
          2005,  previously  filed with the Trust's  registration  statement  on
          February 28, 2006, is hereby incorporated by reference.

     (4)  (a)  Gartmore  Global  Partners  Code  of  Ethics  dated  March  2004, previously  filed  with the  Trust's  registration  statement  on
               February 28, 2006, is hereby incorporated by reference.

          (b)  Gartmore Global Partners Personal Securities Trading Guidelines -
               Charlotte  and New York dated March 2000,  previously  filed with the Trust's registration statement on October 13, 2000, is hereby incorporated by reference.

          (c)  Gartmore Global Partners Personal Securities Trading Guidelines -
               London and Tokyo  dated  March  2000,  previously  filed with the
               Trust's  registration  statement on October 13,  2000,  is hereby incorporated by reference.

          (d)  Gartmore Global Partners  Personal Dealing  (Personal  Securities
               Transactions) dated March 2000, previously filed with the Trust's
               registration   statement   on  October   13,   2000,   is  hereby
               incorporated by reference.

     (5)  Code of  Ethics  for  Dimensional  Fund  Advisors  LP,  to be filed by amendment.

     (6)  Code of Ethics for AllianceBernstein L.P., to be filed by amendment.

(q)  (1)  Powers of  Attorney  with  respect to the Trust for  Charles E. Allen,
          Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay Dryden, Barbara
          L.  Hennigar,  Barbara  I.  Jacobs,  Douglas  F.  Kridler,  Michael D.
          McCarthy,  Arden L. Shisler,  and David C. Wetmore,  previously  filed with the Trust's  registration  statement  on February  28,  2007,  is hereby incorporated by reference.

     (2)  Powers of  Attorney  with  respect  to the Trust for John H. Grady and
          Joseph Finelli is attached herewith as Exhibit 23(q)(2).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

Article VII, Section 1 of the Amended and Restated  Agreement and Declaration of
Trust (the "Declaration") of the registrant provides that any person, company or other  organization  ("Person")  who is or was a Trustee,  officer,  employee or other agent of the  registrant or certain  others  serving at the request of the registrant as a trustee,  director,  officer, employee or other agent of another company or enterprise (each, an "Agent"), when acting in the Agent's capacity as such, shall be liable to the registrant and to any shareholder of the registrant solely for such Agent's own willful misfeasance,  bad faith, gross negligence or reckless  disregard  of the duties  involved  in the conduct of such Agent (such conduct referred to herein as  "Disqualifying  Conduct"),  and for nothing else;
and,  subject  to the  foregoing,  a Trustee  shall not be liable  for errors of judgment or mistakes of fact or law.

Article VII,  Section 2 of the  Declaration  provides that the registrant  shall indemnify,  out of registrant  Property,  to the fullest extent  permitted under applicable  law, any Trustee or officer of the  registrant who was or is a party or is  threatened  to be made a  party  to any  Proceeding  (as  defined  in the
Declaration)  by  reason of the fact  that  such  Person is or was a Trustee  or officer of the  registrant,  against  Expenses (as defined in the  Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection  with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful.  The termination of any Proceeding by judgment,  order or settlement  shall not of itself create a presumption that such Person did not act in good faith or that such Person had reasonable  cause to believe that such
Person's  conduct was  unlawful.  Notwithstanding  any provision to the contrary contained  in the  Declaration,  there is no right  to  indemnification  for any liability  arising  by reason of the  Disqualifying  Conduct  of the  Trustee or officer of the registrant, and in accordance therewith, no indemnification shall be  provided  under the  Declaration  to a Trustee or officer of the  registrant based on certain  determinations  or decisions  specified  under  Section 2. Any indemnification  under  Article  VII of the  Declaration  shall  be  made by the
registrant  if  authorized  in  the  specific  case  on  a  determination   that
indemnification  of the Trustee or officer is proper in the  circumstances  by a majority vote of Disinterested  Trustees (as defined in the Declaration) then in office,  even  though such  number of  Trustees  shall be less than a quorum;  a committee of such Trustees  designated  by majority  vote of such  Disinterested
Trustees then in office even though such number of Trustees shall be less than a quorum; or by independent legal counsel in a written opinion.  Nothing contained in Article VII shall affect any right to indemnification to which Persons may be entitled by contract,  to the extent not  inconsistent  with  applicable law, or otherwise under law.

The Trust has entered into indemnification  agreements with each of the Trustees and certain of its officers.  The  indemnification  agreements  provide that the
Trust will  indemnify  the  indemnitee  for and against  any and all  judgments, penalties,  fines, and amounts paid in settlement, and all expenses actually and reasonably  incurred by  indemnitee  in  connection  with a proceeding  that the indemnitee  is a party to or is  threatened  to be made a party to  (other  than certain  exceptions  specified  in the  agreements),  to the maximum  extent not expressly  prohibited by Delaware law or applicable  federal  securities law and regulations  (including without limitation Section 17(h) of the 1940 Act and the rules and  regulations  issued with respect  thereto by the U.S.  Securities and
Exchange  Commission).  The Trust also will  indemnify  the  indemnitee  for and
against  all  expenses  actually  and  reasonably   incurred  by  indemnitee  in
connection  with any  proceeding  to which  indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(9) above.

Insofar as  indemnification  for liability  arising under the  Securities Act of
1933 may be  permitted  to Trustees,  officers  and  controlling  persons of the registrant pursuant to the foregoing  provisions,  or otherwise,  the registrant has been advised that in the opinion of the Securities  and Exchange  Commission such  indemnification  is against  public policy as expressed in the Act and is, therefore,  unenforceable. In the event that a claim for indemnification against such liabilities  (other than the payment by the registrant of expenses incurred or paid by a trustee,  officer or  controlling  person of the  registrant in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such trustee,  officer or controlling  person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of  appropriate jurisdiction the question whether such  indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     (a)  Nationwide  Fund Advisors,  an investment  adviser of the Trust,  also serves as  investment  adviser to the  Nationwide  Variable  Insurance
          Trust.   Except  as  stated  below,  the  Directors  and  Officers  of
          Nationwide  Fund Advisors have not been engaged in any other  business or profession of a substantial nature during the past two fiscal years other than in their  capacities as a director or officer of NFA or its affiliates:

          John H. Grady,  President  and Chief  Executive  Officer of Nationwide
          Fund Advisors, was Chief Executive Officer of Constellation Investment
          Management Co., L.P. (registered  investment  adviser),  and President and Chief Executive  Officer of Constellation  Funds Group (registered investment companies) from March 2004 until March 2006. Mr. Grady also was  President of  Constellation  Investment  Distribution  Co.,  Inc.
          (registered broker-dealer) from March 2004 until June 2006.

          Each of the following  persons serves in the same or similar  capacity with one or more affiliates of Nationwide  Fund Advisors.  The address for  the  persons  listed  below  is  1200  River  Road,  Suite  1000,
          Conshohocken, Pennsylvania 19428.

Name and Address       Principal Occupation                        Position with NFA            Funds

John H. Grady          President and Director of Nationwide        President and Director       President and Chief
                       Funds Group, which includes NFA,                                         Executive Officer
                       Nationwide Fund Management LLC and
                       Nationwide Fund Distributors LLC.

Eric E. Miller         Senior Vice President, General Counsel      Senior Vice President,       Secretary
                       and Assistant Secretary of Nationwide       General Counsel and
                       Funds Group; Secretary of the Trust.        Assistant Secretary

Dorothy Sanders        Vice President and Chief Compliance         Vice President and Chief     Chief Compliance Officer
                       Officer of NFA.                             Compliance Officer

Robert W. Horner       Associate Vice President and Assistant      Associate Vice President
                       Secretary of Nationwide Mutual Insurance    and Secretary
                       Company

Timothy G. Frommeyer   Senior Vice President and Director          Director
                       Chief Financial Officer
                       Nationwide Financial Services, Inc.

Mark R. Thresher       President and Chief Operating Officer       Director
                       Nationwide Financial Services, Inc.

     (b)  Information  for the Subadvisor of the Nationwide  Short Duration Bond
          Fund and Nationwide Enhanced Income Fund.

          (1)  Morley  Capital  Management,  Inc.  acts  as  subadvisor  to  the
               Nationwide  Short  Duration  Bond  Fund and  Nationwide  Enhanced
               Income  Fund.  The  Directors  and  Officers  of  Morley  Capital
               Management  have  not  been  engaged  in any  other  business  or profession  of a  substantial  nature  during the past two fiscal years other than in their  capacities as a director or officer of affiliated entities.

     (c)  Information  for the  Subadvisor of the Nationwide S&P 500 Index Fund,
          Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund,
          Nationwide Bond Index Fund and Nationwide International Index Fund.

          (1)  BlackRock  Investment  Management  LLC,   ("BlackRock")  acts  as
               subadvisor to the Funds listed above.  The Directors and Officers of  BlackRock  have not been  engaged  in any other  business  or profession  of a  substantial  nature  during the past two fiscal years other than in their  capacities as a director or officer of affiliated entities.

     (d)  Information  for the  Subadvisor of the  Nationwide  Emerging  Markets
          Fund,  Nationwide  International  Growth  Fund,  Nationwide  Worldwide
          Leaders,   Nationwide  Global  Utilities  Fund  and  Nationwide  China
          Opportunities Fund.

          (1)  Gartmore  Global  Partners  ("GGP")  acts  as  subadvisor  to the
               Nationwide Emerging Markets Fund, Nationwide International Growth
               Fund,   Nationwide  Worldwide  Leaders  Fund,  Nationwide  Global
               Utilities Fund and Nationwide China Opportunities Fund as well as advisor  to  certain  other  clients.  To  the  knowledge  of the
               Registrant,  the  Directors  and  Officers  of GGP  have not been engaged in any other  business  or  profession  of a  substantial nature during the past two fiscal years.

     (e)  Information for the Subadvisor of the Nationwide  Value  Opportunities
          Fund, Nationwide Large Cap Value Fund, Nationwide Mid Cap Growth Fund,
          Nationwide  Micro Cap Equity Fund,  Nationwide Small Cap Leaders Fund,
          NorthPointe  Small Cap Value  Fund and  NorthPointe  Small Cap  Growth
          Fund.

          (1)  NorthPointe  Capital,  LLC ("NorthPointe")  acts as subadvisor to the Nationwide  Value  Opportunities  Fund,  Nationwide Large Cap
               Value Fund,  Nationwide Mid Cap Growth Fund, Nationwide Micro Cap
               Equity Fund, Nationwide Small Cap Leaders Fund, NorthPointe Small
               Cap Value Fund and NorthPointe Small Cap Growth Fund and separate
               institutional   investors.   The   Directors   and   Officers  of
               NorthPointe  have not  been  engaged  in any  other  business  or profession  of a  substantial  nature  during the past two fiscal years other than in their  capacities as a director or officer of affiliated entities.

     (f)  Information  for the  Subadvisor  of the  Nationwide  Mid  Cap  Growth
          Leaders Fund.

          (1)  Nationwide  Separate  Accounts,  LLC  acts as  subadvisor  to the
               Nationwide  Mid  Cap  Growth  Leaders  Fund.  The  Directors  and
               Officers of Nationwide Separate Accounts have not been engaged in any other  business or profession of a substantial  nature during the past two fiscal years.

     (g)  Information  for the Subadvisor of the Nationwide U.S. Small Cap Value
          Fund.

          (1)  Dimensional   Fund  Advisors,   LP  acts  as  subadvisor  to  the
               Nationwide U.S. Small Cap Value Fund. [The Directors and Officers
               of  Dimensional  Fund  Advisors,  LP have not been engaged in any other  business or profession of a substantial  nature during the past two fiscal years.]

     (h)  Information for the Subadvisor of the Nationwide  International  Value
          Fund.

          (1)  AllianceBernstein,  L.P.  acts as  subadvisor  to the  Nationwide
               International   Value  Fund.   [The  Directors  and  Officers  of
               AllianceBernstein,  L.P.  have  not  been  engaged  in any  other business or profession  of a  substantial  nature during the past two fiscal years.]

ITEM 27. PRINCIPAL UNDERWRITERS

     (a)  Nationwide  Fund  Distributors  LLC, the principal  underwriter of the
          Trust,  also acts as principal  underwriter  for  Nationwide  Variable
          Insurance Trust.

     (b)  Herewith  is the  information  required  by the  following  table with respect  to each  director,  officer or  partner  of  Nationwide  Fund
          Distributors  LLC. The address for the persons  listed  below,  except where otherwise noted, is 1200 River Road,  Suite 1000,  Conshohocken,
          Pennsylvania 19428.

Name:                        Position with NFD:                        Position with
                                                                       Registrant:

John H. Grady                Director, President and Chief Executive   President and Chief
                             Officer                                   Executive Officer

Gordon Wright                Chief Compliance Officer                  n/a

Eric E. Miller               Senior Vice President, General Counsel,   Secretary
                             and Assistant Secretary

William Baltrus              Vice President, Administration            Assistant Secretary

Kathy Richards*              Secretary                                 n/a

Craig Stokarski              Financial Operations Principal Treasurer  n/a

Robert A. Rosholt*           Director                                  n/a

* The address for Kathy Richards and Robert A. Rosholt is One Nationwide  Plaza,
Columbus, Ohio 43215.

(c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

BISYS
3435 Stelzer Road
Columbus, OH 43219

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended,  and the
Investment Company Act of 1940, as amended,  Nationwide Mutual Funds (a Delaware
Statutory  Trust) has duly caused this  Post-Effective  Amendment Nos. 89, 90 to the  Registration  Statement  to be  signed on its  behalf  by the  undersigned, thereunto duly  authorized,  in the City of  Conshohocken,  and  Commonwealth of
Pennsylvania, on this 5th day of October, 2007.

                         NATIONWIDE MUTUAL FUNDS

                         By:    /s/ Allan J. Oster
                                Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS  POST-EFFECTIVE
AMENDMENT NOS. 89, 90 TO THE REGISTRATION  STATEMENT OF NATIONWIDE  MUTUAL FUNDS
HAS BEEN SIGNED BELOW BY THE FOLLOWING  PERSONS IN THE  CAPACITIES  INDICATED ON
THE 5th DAY OF OCTOBER, 2007.

Signature & Title

Principal Executive Officer

/s/ John H. Grady*
John H. Grady, President and Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Michael D. McCarthy*
Michael D. McCarthy, Trustee

/s/ Arden L. Shisler*
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:       /s/ Allan J. Oster
           Allan J. Oster, Attorney-In-Fact

                                 EXHIBITS INDEX

--------------------------------------------------------------------------------------------- ------------------------
                                          EXHIBITS                                            EXHIBIT NO.
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Amending Resolutions to the Agreement and Declaration of Trust                                Exhibit 23(a)(6)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Amending Resolutions to the Agreement and Declaration of Trust                                Exhibit 23(a)(7)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Form of Investment Advisory Agreement pertaining to certain series of the Trust among the
Trust and Nationwide Fund Advisors                                                            Exhibit 23(d)(1)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Subadvisory Agreement between the Trust, Nationwide Fund Advisors and Morley Capital
Management, Inc.                                                                              Exhibit 23(d)(3)(d)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Subadvisory Agreement between the Trust, Nationwide Fund Advisors and NorthPointe Capital
LLC                                                                                           Exhibit 23(d)(3)(e)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Subadvisory Agreement between the Trust, Nationwide Fund Advisors and Aberdeen Asset
Management Inc.                                                                               Exhibit 23(d)(3)(f)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Form of Subadvisory Agreement between the Trust, Nationwide Fund Advisors and Dimensional
Fund Advisors L.P.                                                                            Exhibit 23(d)(3)(g)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Form of Subadvisory Agreement between Nationwide Fund Advisors and AllianceBernstein, L.P.    Exhibit 23(d)(3)(h)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Form of Schedule A to the Underwriting Agreement between Nationwide Fund Distributors LLC
and the Trust                                                                                 Exhibit 23(e)(1)(a)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Form of Fund List to Global Custody Agreement between JPMorgan Chase Bank and the Trust       Exhibit 23(g)(1)(a)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Form of Fund Administration and Transfer Agency Agreement between Nationwide Fund
Management LLC and the Trust                                                                  Exhibit 23(h)(1)(a)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Form of Administrative Services Plan                                                          Exhibit 23(h)(2)(a)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Form of  Distribution Plan under Rule 12b-1                                                   Exhibit 23(m)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Form of Rule 18f-3 Plan                                                                       Exhibit 23(n)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------
Powers of Attorney                                                                            Exhibit 23(q)(2)
--------------------------------------------------------------------------------------------- ------------------------

--------------------------------------------------------------------------------------------- ------------------------